UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03980
MORGAN STANLEY INSTITUTIONAL FUNDS TRUST
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	9/30

Date of reporting period:	6/30/05

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close or the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Equity Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2005 (unaudited)

			Value
	Shares		(000)
Common Stocks (98.6%)
Consumer Discretionary (11.0%)
Clear Channel Communications, Inc.		109,590	$3,390
Honda Motor Co., Ltd. ADR	(c)	84,388	2,077
Kohl’s Corp.	(a)	36,080	2,017
Marriott International, Inc., Class A		14,620	997
McDonald’s Corp.		29,630	822
Target Corp.		22,140	1,205
Time Warner, Inc.	(a)	251,910	4,209
Viacom, Inc., Class B		55,070	1,763
Walt Disney Co.		112,490	2,833
			19,313
Consumer Staples (9.0%)
Altria Group, Inc.		26,360	1,705
Cadbury Schweppes plc ADR	(c)	45,170	1,731
Coca-Cola Co. (The)		62,540	2,611
Kimberly-Clark Corp.		27,560	1,725
Kraft Foods, Inc., Class A		41,750	1,328
Unilever N.V. (NY Shares)		57,060	3,699
Wal-Mart Stores, Inc.		61,510	2,965
			15,764
Energy (10.9%)
BP plc ADR		55,360	3,453
ConocoPhillips		57,040	3,279
Exxon Mobil Corp.		43,310	2,489
Royal Dutch Petroleum Co. (NY Shares)		56,390	3,660
Schlumberger Ltd.		48,780	3,704
Valero Energy Corp.		32,960	2,608
			19,193
Financial Services (22.2%)
Aegon N.V. (NY Shares)	(c)	48,100	619
Bank of America Corp.		59,170	2,699
Charles Schwab Corp. (The)		174,990	1,974
Chubb Corp.		42,070	3,602
Citigroup, Inc.		92,680	4,285
Freddie Mac		51,700	3,372
Goldman Sachs Group, Inc.		7,250	740
Hartford Financial Services Group, Inc.		19,150	1,432
JPMorgan Chase & Co.		144,431	5,101
Lehman Brothers Holdings, Inc.		33,000	3,276
MBNA Corp.		22,300	583
Merrill Lynch & Co., Inc.		67,610	3,719
PNC Financial Services Group, Inc.		23,620	1,286
Prudential Financial, Inc.		35,040	2,301
St. Paul Travelers Cos., Inc. (The)		69,174	2,735
State Street Corp.		29,250	1,411
			39,135
Health Care (17.4%)
Applera Corp. - Applied Biosystems Group		25,170	495
Bausch & Lomb, Inc.		33,280	2,762
Bristol-Myers Squibb Co.		212,450	5,307
Chiron Corp.	(a) (c)	48,170	1,681

CIGNA Corp.		31,730	3,396
Eli Lilly & Co.		46,050	2,565
GlaxoSmithKline plc ADR	(c)	33,650	1,632
Roche Holding AG ADR		65,240	4,130
Sanofi-Aventis ADR	(c)	52,200	2,140
Schering-Plough Corp.		197,520	3,765
Wyeth		61,630	2,743
			30,616
Industrials (8.0%)
Equifax, Inc.		25,360	906
General Electric Co.		115,260	3,994
Ingersoll-Rand Co., Ltd., Class A		19,290	1,376
Norfolk Southern Corp.		28,600	885
Northrop Grumman Corp.		36,890	2,038
Parker Hannifin Corp.		10,180	631
Raytheon Co.		48,300	1,890
Siemens AG ADR		33,300	2,419
			14,139
Information Technology (6.3%)
Hewlett-Packard Co.		108,380	2,548
Intel Corp.		83,700	2,181
Micron Technology, Inc.	(a)	149,490	1,527
Motorola, Inc.		145,360	2,654
Symantec Corp.	(a) (c)	103,220	2,244
			11,154
Materials (5.5%)
Bayer AG ADR	(c)	157,530	5,243
Dow Chemical Co. (The)		39,000	1,737
Lanxess AG	(a)	16,819	376
Newmont Mining Corp.		60,940	2,378
			9,734
Telecommunication Services (4.4%)
France Telecom S.A. ADR	(c)	58,700	1,710
Nextel Communications, Inc., Class A	(a)	55,740	1,801
Sprint Corp.	(c)	63,880	1,603
Verizon Communications, Inc.		76,340	2,638
			7,752
Utilities (3.9%)
American Electric Power Co., Inc.	(c)	44,210	1,630
Entergy Corp.		24,870	1,879
Exelon Corp.		29,230	1,500
FirstEnergy Corp.		39,410	1,896
			6,905
Total Common Stocks (Cost $157,615)			173,705

	Face
	Amount
	(000)
Short-Term Investments (8.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (6.6%)
Abbey National Treasury Services, 3.13%, 1/13/06	$ (h)	231	231
Ajax Bambino Funding Ltd., 3.25%, 8/10/05		145	145
Banco Bilbao Viz Argebtaria, London, 3.11%, 7/15/05		319	319
Bank of New York,
3.16%, 4/4/06	(h)	156	156
3.33%, 10/28/05	(h)	513	513
Barclays New York, 3.11%, 7/11/05		344	344
Bear Stearns,
3.23%, 6/15/06	(h)	313	313

3.52%, 12/5/05	(h)	138	138
Calyon, N.Y., 3.31%, 2/27/06	(h)	125	125
CC USA, Inc.,
3.33%, 4/18/06	(h)	156	156
3.49%, 10/28/05	(h)	150	150
CIC, N.Y., 3.19%, 2/13/06	(h)	469	469
CIT Group Holdings, 3.18%, 7/29/05	(h)	197	197
Citigroup Global Markets Inc., 3.48%, 7/1/05		936	936
Citigroup, Inc., 3.32%, 9/1/05	(h)	150	150
DEKA DG, 3.19%, 5/19/06	(h)	313	313
ENI Coordination Center, 3.32%, 8/29/05	(h)	156	156
Galaxy Funding, Inc., 3.14%, 7/27/05		62	62
Gemini Securitization Corp., 3.06%, 7/6/05		93	93
Goldman Sachs Group LP, 3.20%, 2/15/06	(h)	156	156
International Lease Finance Corp., 3.44%, 9/22/05	(h)	241	241
K2 (USA) LLC,
3.08%, 10/24/05	(h)	444	444
3.19%, 2/15/06	(h)	144	144
3.33%, 4/25/06	(h)	156	156
KBC, London, 3.31%, 8/9/05		219	219
Lake Constance Funding LLC., 3.05%, 7/7/05		93	93
Landesbk Baden-Wuerttemberg London,
3.04%, 7/7/05		156	156
3.05%, 7/8/05		625	625
Links Finance LLC,
3.08%, 10/27/05	(h)	313	313
3.29%, 9/26/05	(h)	156	156
3.33%, 4/18/06	(h)	156	156
3.27%, 2/27/06	(h)	188	188
Marshall & Ilsley Bank, 3.44%, 12/29/05	(h)	438	438
Monte Dei Paschi, 3.05%, 7/8/05		625	625
Nationwide Building Society,
3.18%, 1/13/06	(h)	250	250
3.51%, 6/30/06	(h)	363	363
Pfizer, Inc., 3.12%, 7/31/06	(h)	313	313
Procter & Gamble Co., 3.34%, 7/31/06	(h)	128	128
Sigma Finance, Inc.,
3.20%, 9/15/05	(h)	313	313
3.34%, 3/22/06	(h)	313	313
SLM Corp., 3.26%, 7/31/06	(h)	313	313
Tango Finance Corp., 3.33%, 3/22/06	(h)	263	263
Unicredito Delware Inc., 3.14%, 7/20/05		93	93
Westdeutsche Landesbank N.Y., 3.17%, 8/9/05	(h)	156	156
Windmill Funding, 3.06%, 7/6/05		62	62
			11,643

Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral
Investment Fund	109	109

Face
Amount
(000)
Repurchase Agreement (1.4%)
J.P. Morgan Securities, Inc., 3.40%, dated 6/30/05, due 7/1/05, repurchase price $2,565	$	(f)	2,565	2,565
Total Short-Term Investments (Cost $14,317)	14,317

Total Investments +(106.7%) (Cost $171,932)– Including $11,522 of Securities Loaned	188,022
Liabilities in Excess of Net Assets (-6.7%)	(11,817)
Net Assets (100%)	$176,205

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June 30, 2005.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.
ADR	American Depositary Receipt
+

At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $160,180,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $16,090,000 of which $21,227,000 related to appreciated securities and $5,137,000 related to depreciated securities.

Mid Cap Growth Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2005 (unaudited)

			Value
	Shares		(000)
Common Stocks (98.5%)
Auto & Transportation (4.4%)
C.H. Robinson Worldwide, Inc.		501,377	$29,180
Expeditors International of Washington, Inc.		289,000	14,395
Harley-Davidson, Inc.		445,700	22,107
			65,682
Consumer Discretionary (41.9%)
Activision, Inc.	(a)	830,433	13,719
Amazon.com, Inc.	(a)	585,900	19,382
Bed Bath & Beyond, Inc.	(a)	336,600	14,063
BJ’s Wholesale Club, Inc.	(a)	714,200	23,204
Career Education Corp.	(a)	385,400	14,109
Cheesecake Factory (The)	(a)	656,250	22,792
Chico’s FAS, Inc.	(a)	419,946	14,396
ChoicePoint, Inc.	(a)	371,961	14,897
Corporate Executive Board Co.		789,400	61,834
Getty Images, Inc.	(a)	589,100	43,747
International Game Technology		1,234,204	34,743
International Speedway Corp., Class A		188,000	10,577
Iron Mountain, Inc.	(a)	720,820	22,360
ITT Educational Services, Inc.	(a)	318,774	17,029
Lamar Advertising Co., Class A	(a)	679,000	29,041
Laureate Education, Inc.	(a)	298,000	14,262
Monster Worldwide, Inc.	(a)	1,171,500	33,599
P.F. Chang’s China Bistro, Inc.	(a)	375,790	22,164
Penn National Gaming, Inc.	(a)	490,700	17,911
Polaris Industries, Inc.		257,800	13,921
SCP Pool Corp.		413,700	14,517
Station Casinos, Inc.		642,500	42,662
Strayer Education, Inc.		319,500	27,560
Tractor Supply Co.	(a)	301,900	14,823
Univision Communications, Inc., Class A	(a)	379,575	10,457
Urban Outfitters, Inc.	(a)	319,000	18,084
Weight Watchers International, Inc.	(a)	286,000	14,760
Wynn Resorts Ltd.	(a)	423,705	20,028
			620,641
Financial Services (10.5%)
Ameritrade Holding Corp.	(a)	857,500	15,941
Brascan Corp., Class A		572,626	21,851
Calamos Asset Management, Inc., Class A		914,303	24,906
CB Richard Ellis Group, Inc., Class A	(a)	365,600	16,035
Chicago Mercantile Exchange Holdings, Inc.		136,825	40,432
Moody’s Corp.		14,720	662
St. Joe Co. (The)		180,000	14,677
White Mountains Insurance Group Ltd.		32,562	20,543
			155,047

Health Care (10.7%)
Affymetrix, Inc.	(a)	213,900	11,536
Cooper Cos., Inc. (The)		141,600	8,618
Dade Behring Holdings, Inc.		317,300	20,628
Gen-Probe, Inc.	(a)	444,400	16,100
Inamed Corp.	(a)	171,100	11,458
Kinetic Concepts, Inc.	(a)	256,614	15,397
Patterson Cos., Inc.	(a)	465,200	20,971
St. Jude Medical, Inc.	(a)	432,200	18,848
Stericycle, Inc.	(a)	438,825	22,082
VCA Antech, Inc.	(a)	554,600	13,449
			159,087
Materials & Processing (6.4%)
Cameco Corp.		539,200	24,129
Monsanto Co.		221,100	13,901
Plum Creek Timber Co., Inc. REIT		578,400	20,996
Rinker Group Ltd. ADR		420,200	22,309
Sealed Air Corp.	(a)	287,977	14,338
			95,673
Other Energy (4.9%)
Questar Corp.		252,000	16,607
Ultra Petroleum Corp.	(a)	1,852,580	56,244
			72,851
Producer Durables (2.8%)
Fisher Scientific International, Inc.	(a)	168,424	10,931
NVR, Inc.	(a)	37,051	30,011
			40,942
Technology (14.0%)
Akamai Technologies, Inc.	(a)	893,300	11,729
Crown Castle International Corp.	(a)	1,688,647	34,313
Dolby Laboratories, Inc., Class A	(a)	578,218	12,756
Global Payments, Inc.		220,100	14,923
Marvell Technology Group Ltd.	(a)	576,604	21,934
Netease.com, Inc. ADR	(a)	185,500	10,594
Network Appliance, Inc.	(a)	492,300	13,917
Red Hat, Inc.	(a)	1,155,300	15,134
Salesforce.com, Inc.	(a)	1,178,300	24,132
Shanda Interactive Entertainment Ltd. ADR	(a)	398,100	14,646
SINA Corp.	(a)	369,000	10,295
Tessera Technologies, Inc.	(a)	688,200	22,993
			207,366
Utilities (2.9%)
NII Holdings, Inc.	(a)	673,460	43,061
Total Common Stocks (Cost $1,264,469)			1,460,350

Face
Amount
(000)
Short-Term Investment (1.7%)
Repurchase Agreement (1.7%)
J.P. Morgan Securities, Inc., 3.40%,
dated 6/30/05, due 7/1/05,
repurchase price $25,366
(Cost $25,364)	$	(f)	25,364	25,364
Total Investments + (100.2%) (Cost $1,289,833)	1,485,714
Liabilities in Excess of Other Assets (-0.2%)	(2,604)
Net Assets (100%)	$1,483,110

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
+

At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $1,289,833,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $195,881,000 of which $228,456,000 related to appreciated securities and $32,575,000 related to depreciated securities.

U.S. Mid Cap Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2005 (unaudited)

			Value
	Shares		(000)
Common Stocks (98.1%)
Consumer Discretionary (19.8%)
Dollar General Corp.		213,750	$4,352
Newell Rubbermaid, Inc.		179,990	4,291
Office Depot, Inc.	(a)	174,000	3,974
Outback Steakhouse, Inc.		66,660	3,016
Scholastic Corp.	(a)	175,440	6,763
Snap-On, Inc.		64,380	2,208
Valassis Communications, Inc.	(a)	195,220	7,233
Warner Music Group Corp.	(a)	249,080	4,035
			35,872
Consumer Staples (3.0%)
Tyson Foods, Inc., Class A		300,690	5,352
Energy (6.5%)
Amerada Hess Corp.		32,550	3,467
Cooper Cameron Corp.	(a)	87,030	5,400
Valero Energy Corp.		37,550	2,971
			11,838
Financials (22.8%)
A.G. Edwards, Inc.		80,590	3,639
ACE Ltd.		99,960	4,483
Charles Schwab Corp. (The)		83,660	944
Conseco, Inc.	(a)	239,270	5,221
Horace Mann Educators Corp.		49,720	936
Hudson City Bancorp Inc.		289,880	3,307
KKR Financial Corp. REIT	(a)	27,900	697
Lazard Ltd	(a)	174,500	4,057
Macerich Co. (The) REIT		53,110	3,561
Northern Trust Corp.		92,320	4,209
PMI Group, Inc. (The)		138,750	5,408
Sovereign Bancorp, Inc.		221,790	4,955
			41,417
Health Care (14.5%)
Applera Corp. - Applied Biosystems Group		289,760	5,699
Bausch & Lomb, Inc.		53,950	4,478
Chiron Corp.	(a)	81,540	2,845
IMS Health, Inc.		159,160	3,942
Mylan Laboratories, Inc.		189,330	3,643
Watson Pharmaceuticals, Inc.	(a)	192,850	5,701
			26,308
Industrials (15.0%)
Fluor Corp.		98,300	5,661
Goodrich Corp.		102,570	4,201
Hubbell, Inc., Class B		72,790	3,210
Manpower, Inc.		113,800	4,527
Southwest Airlines Co.		465,370	6,483
York International Corp.		83,170	3,160
			27,242
Information Technology (4.0%)
BISYS Group, Inc. (The)	(a)	241,680	3,611
Tech Data Corp.	(a)	97,920	3,585
			7,196
Materials (4.5%)
International Flavors & Fragrances, Inc.		88,490	3,205
Sealed Air Corp.	(a)	100,170	4,988
			8,193
Telecommunication Services (3.6%)
CenturyTel, Inc.		129,350	4,480
New Skies Satellites Holdings Ltd.		47,570	944
PanAmSat Holding Corp.		49,440	1,014
			6,438
Utilities (4.4%)
Constellation Energy Group, Inc.		84,340	4,866
Wisconsin Energy Corp.		79,910	3,116
			7,982
Total Common Stocks (Cost $157,234)			177,838

Face
Amount
(000)
Short-Term Investment (3.7%)
Repurchase Agreement (3.7%)
J.P. Morgan Securities, Inc., 3.40%,
dated 6/30/05, due 7/1/05,
repurchase price $6,782
(Cost $6,781)	$	(f)	6,781	6,781
Total Investments (101.8%) (Cost $164,015)	184,619
Liabilities in Excess of Other Assets (-1.8%)	(3,230)
Net Assets (100%)	$181,389

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

REIT	Real Estate Investment Trust
+

At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $164,015,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $20,604,000 of which $24,516,000 related to appreciated securities and $3,912,000 related to depreciated securities.

U.S. Small Cap Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2005 (unaudited)

			Value
	Shares		(000)
Common Stocks (95.2%)
Basic Resources (6.4%)
Albany International Corp., Class A		141,100	$4,531
Cytec Industries, Inc.		139,800	5,564
Hercules, Inc.	(a)	233,935	3,310
OM Group, Inc.	(a)	140,600	3,471
Rock-Tenn Co., Class A		273,400	3,459
Schulman (A.), Inc.		176,300	3,154
			23,489
Beverage & Household Products (0.7%)
Elizabeth Arden, Inc.	(a)	110,700	2,589
Consumer Durables (1.7%)
General Cable Corp.	(a)	214,600	3,183
LoJack Corp.	(a)	177,400	3,115
			6,298
Consumer Services (6.5%)
Banta Corp.		89,100	4,042
Cenveo, Inc.	(a)	16,900	128
Intrawest Corp.		321,200	7,734
Jackson Hewitt Tax Service, Inc.		187,200	4,425
R.H. Donnelley Corp.	(a)	59,700	3,700
Sinclair Broadcast Group, Inc., Class A		444,900	4,040
			24,069
Energy (5.9%)
Denbury Resources, Inc.	(a)	169,200	6,729
St. Mary Land & Exploration Co.		137,160	3,975
Superior Energy Services, Inc.	(a)	315,300	5,612
Universal Compression Holdings, Inc.	(a)	154,720	5,607
			21,923
Financial Services (20.6%)
Alabama National Bancorporation		28,500	1,863
Anthracite Capital, Inc. REIT		393,500	4,663
Central Pacific Financial Corp.		90,400	3,218
Collegiate Funding Services LLC	(a)	253,100	3,690
Conseco, Inc.	(a)	222,600	4,857
First Niagara Financial Group, Inc.		229,700	3,349
Heritage Property Investment Trust REIT		85,200	2,984
Independen t Bank Corp.		61,799	1,758
Integra Bank Corp.		131,400	2,972
Kilroy Realty Corp. REIT		43,900	2,085
Max Re Capital Ltd.		154,740	3,543
MB Financial, Inc.		67,200	2,677
MeriStar Hospitality Corp. REIT	(a)	359,100	3,088
NYMAGIC, Inc.		90,100	2,104
Parkway Properties, Inc. REIT		47,588	2,380
Platinum Underwriters Holdings Ltd.		149,800	4,767
ProAssurance Corp.	(a)	151,451	6,325
Provident Bancorp, Inc.	(a)	150,200	1,819
Provident Bankshares Corp.		99,200	3,165

Reinsurance Group of America, Inc.		121,100	5,632
Triad Guaranty, Inc.	(a)	89,100	4,490
United America Indemnity Ltd., Class A	(a)	263,230	4,525
			75,954
Food & Tobacco (3.9%)
Corn Products International, Inc.		200,300	4,759
Delta & Pine Land Co.		118,400	2,967
NBTY, Inc.	(a)	149,100	3,868
Ralcorp Holdings, Inc.		71,900	2,959
			14,553
Health Care (5.8%)
Apria Healthcare Group, Inc.	(a)	388,500	13,457
Bio-Rad Laboratories, Inc., Class A	(a)	97,800	5,791
Icon plc ADR	(a)	56,795	1,971
			21,219
Heavy Industry & Transportation (20.6%)
Acuity Brands, Inc.		213,260	5,479
Brink’s Co.		122,700	4,417
CIRCOR International, Inc.		158,172	3,902
DRS Technologies, Inc.		143,400	7,354
Geo Group, Inc. (The)	(a)	163,600	4,098
Gevity HR, Inc.		231,300	4,633
Laidlaw International, Inc.	(a)	309,900	7,469
Moog, Inc., Class A	(a)	123,600	3,892
Overnite Corp.		92,100	3,958
Pacer International, Inc.	(a)	316,500	6,897
ProQuest Co.		110,400	3,620
School Specialty, Inc.	(a)	58,900	2,739
TBC Corp.		268,600	7,287
Tenneco Automotive, Inc.	(a)	26,100	434
Terex Corp.	(a)	119,620	4,713
Watts Water Technologies, Inc., Class A		154,200	5,164
			76,056
Retail (6.8%)
AFC Enterprises, Inc.	(a)	347,400	4,579
Central Garden & Pet Co.	(a)	86,014	4,225
Denny’s Corp.	(a)	1,028,300	5,142
Linens ‘N Things, Inc.	(a)	118,700	2,808
New York & Co., Inc.	(a)	185,700	3,911
Stage Stores, Inc.	(a)	97,900	4,268
			24,933
Technology (12.1%)
Adtran, Inc.		133,400	3,307
Belden CDT, Inc.		254,350	5,392
CCC Information Services Group	(a)	199,939	4,789
Electronics for Imaging, Inc.	(a)	224,600	4,726
EMS Technologies, Inc.	(a)	137,400	2,054
Hummingbird Ltd.	(a)	135,425	2,898
Intergraph Corp.	(a)	127,200	4,383
Lipman Electronic Engineering Ltd.	(a)	92,100	2,834
MAXIMUS, Inc.		172,800	6,098
Methode Electonics, Inc.		204,400	2,426
MSC.Software Corp.	(a)	409,500	5,598
			44,505

Utilities (4.2%)
AGL Resources, Inc.		126,900	4,905
PNM Resources, Inc.		186,450	5,371
Syniverse Holdings, Inc.	(a)	102,000	1,428
UGI Corp.		134,400	3,750
			15,454
Total Common Stocks (Cost $283,522)			351,042

Face
Amount
(000)
Short-Term Investment (4.9%)
Repurchase Agreement (4.9%)
J.P. Morgan Securities, Inc., 3.40%,
dated 6/30/05, due 7/1/05,
repurchase price $18,043
(Cost $18,041)	$	(f)	18,041	18,041
Total Investments (100.1%) (Cost $301,563)	369,083
Liabilities in Excess of Other Assets (-0.1%)	(424)
Net Assets (100%)	$368,659

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
+

At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $301,563,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $67,520,000 of which $71,842,000 related to appreciated securities and $4,322,000 related to depreciated securities.

Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2005 (unaudited)

			Value
	Shares		(000)
Common Stocks (98.6%)
Consumer Discretionary (11.4%)
Best Buy Co., Inc.		94,500	$6,478
Clear Channel Communications, Inc.	(c)	1,072,900	33,185
Eastman Kodak Co.	(c)	306,500	8,230
Federated Department Stores, Inc.		115,900	8,493
Jones Apparel Group, Inc.		374,900	11,637
Liberty Media Corp., Class A	(a)	2,315,700	23,597
Mattel, Inc.		542,100	9,920
May Department Stores Co. (The)		201,800	8,104
Time Warner, Inc.	(a)	1,164,700	19,462
Viacom, Inc., Class B		498,800	15,972
Walt Disney Co.		1,174,900	29,584
			174,662
Consumer Staples (10.8%)
Altria Group, Inc.		549,300	35,518
Coca-Cola Co. (The)		484,800	20,240
Kimberly-Clark Corp.		466,000	29,167
Kraft Foods, Inc., Class A	(c)	722,300	22,976
Unilever N.V. (NY Shares)		485,500	31,475
Wal-Mart Stores, Inc.		548,800	26,452
			165,828
Energy (5.1%)
ConocoPhillips		147,200	8,463
GlobalSantaFe Corp.		188,600	7,695
Halliburton Co.	(c)	716,900	34,282
Petroleo Brasileiro S.A. ADR		116,700	5,373
Petroleo Brasileiro S.A. ADR	(c)	16,200	844
Schlumberger Ltd.		51,500	3,911
Total S.A. ADR		154,300	18,030
			78,598
Financials (25.1%)
Aflac, Inc.		95,700	4,142
AMBAC Financial Group, Inc.		110,300	7,695
American International Group, Inc.		182,900	10,627
Assurant, Inc.		94,000	3,393
Bank of America Corp.		1,072,400	48,912
Bank of New York Co., Inc. (The)		366,000	10,533
Berkshire Hathaway, Inc., Class B	(a) (c)	1,300	3,619
Capital One Financial Corp.		29,600	2,368
Chubb Corp.		381,800	32,686
Citigroup, Inc.		916,500	42,370
Fannie Mae		115,500	6,745
Freddie Mac		1,017,400	66,365
Genworth Financial, Inc.		268,400	8,114
Hartford Financial Services Group, Inc.		55,100	4,120
JPMorgan Chase & Co.		353,400	12,482
Lehman Brothers Holdings, Inc.		70,500	6,999
Merrill Lynch & Co., Inc.		192,400	10,584
Metlife, Inc.		163,000	7,325
PNC Financial Services Group, Inc.	(c)	425,200	23,156

St. Paul Travelers Cos., Inc. (The)		191,415	7,567
SunTrust Banks, Inc.		41,600	3,005
Torchmark Corp.		300,300	15,676
Wachovia Corp.		222,300	11,026
Wells Fargo & Co.		591,700	36,437
			385,946
Health Care (17.1%)
AmerisourceBergen Corp.		245,200	16,956
Bristol-Myers Squibb Co.		2,450,200	61,206
GlaxoSmithKline plc ADR	(c)	1,583,600	76,820
Pfizer, Inc.		935,300	25,795
Roche Holding AG ADR		475,300	30,089
Sanofi-Aventis ADR	(c)	253,200	10,379
Schering-Plough Corp.		1,115,100	21,254
Wyeth		459,800	20,461
			262,960
Industrials (0.3%)
Southwest Airlines Co.		336,600	4,689
Information Technology (5.0%)
Affiliated Computer Services, Inc., Class A	(a)	242,800	12,407
Check Point Software Technologies Ltd.	(a) (c)	98,100	1,943
Cisco Systems, Inc.	(a)	268,800	5,137
First Data Corp.		180,800	7,257
Flextronics International Ltd.	(a) (c)	332,200	4,388
Hewlett-Packard Co.		569,200	13,382
Intel Corp.		33,200	865
International Business Machines Corp.		60,800	4,511
Jabil Circuit, Inc.	(a)	15,100	464
Lexmark International, Inc., Class A	(a)	59,000	3,825
Microsoft Corp.		205,700	5,110
Nokia Oyj ADR		274,400	4,566
Novellus Systems, Inc.	(a)	39,000	964
SunGard Data Systems, Inc.	(a)	263,300	9,260
Telefonaktiebolaget LM Ericsson ADR	(a) (c)	85,700	2,738
			76,817
Materials (10.9%)
Alcoa, Inc.		1,074,200	28,069
Dow Chemical Co. (The)		320,800	14,285
E.I. du Pont de Nemours & Co.		667,900	28,726
Georgia-Pacific Corp.		1,187,810	37,772
International Paper Co.		1,589,823	48,029
Rohm & Haas Co.		228,100	10,570
			167,451
Telecommunication Services (8.4%)
Amdocs Ltd.	(a)	67,000	1,771
SBC Communications, Inc.		1,943,300	46,153
Sprint Corp.		1,298,200	32,572
Verizon Communications, Inc.		1,424,200	49,206
			129,702
Utilities (4.5%)
American Electric Power Co., Inc.	(c)	360,900	13,306
Constellation Energy Group, Inc.		271,900	15,686
Dominion Resources, Inc.		174,500	12,807
FirstEnergy Corp.		366,000	17,608
Public Service Enterprise Group, Inc.	(c)	159,300	9,689
			69,096
Total Common Stocks (Cost $1,376,525)			1,515,749

	Face
	Amount
	(000)
Short-Term Investments (6.7%)
Short - Term Debt Securities held as Collateral on Loaned Securities (5.5%)
Abbey National Treasury Services, 3.13%, 1/13/06	$ (h)	1,684	1,684
Ajax Bambino Funding Ltd., 3.25%, 8/10/05		1,057	1,057
Banco Bilbao Viz Argentaria, London, 3.11%, 7/15/05		2,325	2,325
Bank of New York,
3.16%, 4/4/06	(h)	1,138	1,138
3.33%, 10/28/05	(h)	3,731	3,731
Barclays New York, 3.11%, 7/11/05		2,503	2,503
Bear Stearns,
3.23%, 6/15/06	(h)	2,275	2,275
3.52%, 12/5/05	(h)	1,002	1,002
Calyon, N.Y., 3.31%, 2/27/06	(h)	910	910
CC USA, Inc.,
3.33%, 4/18/06	(h)	1,137	1,137
3.49%, 10/28/05	(h)	1,093	1,093
CIC, N.Y., 3.19%, 2/13/06	(h)	3,412	3,412
CIT Group Holdings, 3.18%, 7/29/05	(h)	1,430	1,430
Citigroup Global Markets Inc., 3.48%, 7/1/05		6,811	6,811
Citigroup, Inc., 3.32%, 9/1/05	(h)	1,092	1,092
DEKA DG, 3.19%, 5/19/06	(h)	2,275	2,275
ENI Coordination Center, 3.32%, 8/29/05	(h)	1,138	1,138
Galaxy Funding, Inc., 3.14%, 7/27/05		452	452
Gemini Securitization Corp., 3.06%, 7/6/05		677	677
Goldman Sachs Group LP, 3.20%, 2/15/06	(h)	1,138	1,138
International Lease Finance Corp., 3.44%, 9/22/05	(h)	1,752	1,752
K2 (USA) LLC,
3.08%, 10/24/05	(h)	3,230	3,230
3.19%, 2/15/06	(h)	1,047	1,047
3.33%, 4/25/06	(h)	1,137	1,137
KBC, London, 3.31%, 8/9/05		1,593	1,593
Lake Constance Funding LLC., 3.05%, 7/7/05		677	677
Landesbk Baden-Wuerttemberg London,
3.04%, 7/7/05		1,138	1,138
3.05%, 7/8/05		4,550	4,550
Links Finance LLC,
3.08%, 10/27/05	(h)	2,275	2,275
3.29%, 9/26/05	(h)	1,138	1,138
3.33%, 4/18/06	(h)	1,137	1,137
3.27%, 2/27/06	(h)	1,365	1,365
Marshall & Ilsley Bank, 3.44%, 12/29/05	(h)	3,185	3,185
Monte Dei Paschi, 3.05%, 7/8/05		4,550	4,550
Nationwide Building Society,
3.18%, 1/13/06	(h)	1,821	1,821
3.51%, 6/30/06	(h)	2,639	2,639
Pfizer, Inc., 3.12%, 7/31/06	(h)	2,275	2,275
Procter & Gamble Co., 3.34%, 7/31/06	(h)	933	933
Sigma Finance, Inc.,
3.20%, 9/15/05	(h)	2,275	2,275
3.34%, 3/22/06	(h)	2,275	2,275
SLM Corp., 3.26%, 7/31/06	(h)	2,275	2,275
Tango Finance Corp., 3.33%, 3/22/06	(h)	1,911	1,911
Unicredito Delware Inc., 3.14%, 7/20/05		678	678

Westdeutsche Landesbank N.Y., 3.17%, 8/9/05	(h)	1,137	1,137
Windmill Funding, 3.06%, 7/6/05		452	452
			84,725

Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral
Investment Fund,	796	796

	Face
	Amount
	(000)
Repurchase Agreement (1.1%)
J.P. Morgan Securities, Inc., 3.40%,
dated 6/30/05, due 7/1/05,
repurchase price $17,155	(f) 17,153	17,153
Total Short-Term Investments (Cost $102,674)		102,674
Total Investments + (105.2%) (Cost $1,479,199)—
Includig $83,558 of Securities on Loan		1,618,423
Liabilities in Excess of Other Assets (-5.2%)		(80,725)
Net Assets (100%)		1,537,698

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June 30, 2005.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.
ADR	American Depositary Receipt
+

At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $1,479,199,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $139,224,000 of which $184,206,000 related to appreciated securities and $44,982,000 related to depreciated securities.

Advisory Foreign Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2005 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (39.2%)
Austria (4.3%)
Austria Government Bond
5.88%, 7/15/06	EUR	175	$220
Belgium (22.7%)
Belgium Government Bond
4.75%, 9/28/06	940		1,175
Denmark (4.0%)
Denmark Government Bond
5.00%, 8/15/05	DKK	1,250	204
France (4.1%)
French Treasury Note B.T.A.N.
5.00%, 7/12/05	EUR	175	212
Netherlands (4.1%)
Netherlands Government Bond
3.00%, 7/15/06	175		214
Total Fixed Income Securities (Cost $2,049)			2,025
Short-Term Investment (13.2%)
Repurchase Agreement (13.2%)
J.P. Morgan Securities, Inc., 3.40%,
dated 5/31/05, due 6/1/05,
repurchase price $684 (Cost $684)	$	(f) 684	684
Total Investments + (52.4%) (Cost $2,733)			2,709
Other Assets Less Liabilities (47.6%)			2,457
Net Assets (100%)			$5,166

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+                                         At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $2,733,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $24,000 of which $47,000 related to appreciated securities and $71,000 related to depreciated securities.

DKK                     Danish Krone

EUR                        Euro

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to		Value	Settlement	In Exchange For		Value	(Depreciation)
Deliver (000)		(000)	Date	(000)		(000)	(000)
DKK	1,250	$203	8/24/2005	USD	211	$211	$8
EUR	1,509	1,828	7/26/2005	USD	1,977	1,977	149

		$2,031				$2,188	$157

DKK - Danish Krone

EUR - Euro

USD - U.S. Dollar

Advisory Foreign Fixed Income II Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2005 (unaudited)

Face
Amount	Value
(000)	(000)
Fixed Income Securities (34.5%)
Austria (4.5%)
Austria Government Bond
5.88%, 7/15/06	EUR	45	$57
Belgium (22.5%)
Belgium Government Bond
4.75%, 9/28/06	230	288
France (3.7%)
French Treasury Note BTAN
5.00%, 7/12/05	40	48
Netherlands (3.8%)
Netherlands Government Bond
3.00%, 7/15/06	40	49
Total Fixed Income Securities (Cost $465)	442
Short-Term Investment (14.3%)
Repurchase Agreement (14.3%)
J.P. Morgan Securities, Inc., 3.40%,
dated 5/31/05, due 6/1/05,
repurchase price $184 (Cost $184)	$	(f)	184	184
Total Investments +(48.8%) (Cost $649)	626
Other Assets Less Liabilities (51.2%)	656
Net Assets (100%)	$1,282

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+

At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $649,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $23,000 of which $0 related to appreciated securities and $23,000 related to depreciated securities.

EUR	Euro

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to		Value	Settlement	In Exchange For		Value	(Depreciation)
Deliver (000)		(000)	Date	(000)		(000)	(000)
EUR	366	$443	7/26/2005	USD	479	$479	$36

EUR - Euro

USD - U.S. Dollar

Advisory Mortgage Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2005 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (110.3%)
Agency Adjustable Rate Mortgages (1.8%)
Federal National Mortgage Association,
Adjustable Rate Mortgages:
3.805%, 6/1/34	$ (h)	80	$80
Government National Mortgage Association,
Adjustable Rate Mortgages:
3.375%, 5/20/24 - 6/20/26	(h)	25,537	25,939
3.75%, 7/20/25 - 9/20/27	(h)	7,358	7,486
4.125%, 10/20/25 - 12/20/27	(h)	9,174	9,346
4.375%, 1/20/25 - 2/20/28	(h)	14,891	15,151
			58,002
Agency Fixed Rate Mortgages (49.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
7.00%, 10/26/29		1	1
8.00%, 3/1/07 - 9/1/08		41	43
8.25%, 10/1/06 - 7/1/08		18	19
8.75%, 4/1/08		12	12
9.00%, 10/1/16		35	38
9.50%, 10/1/16 - 3/1/20		1,652	1,825
10.00%, 1/1/09 - 12/1/20		3,946	4,394
10.25%, 1/1/09 - 12/1/11		22	24
10.50%, 11/1/08 - 12/1/20		2,113	2,351
11.00%, 2/1/11 - 9/1/20		1,064	1,189
11.25%, 6/1/10 - 12/1/15		14	16
11.50%, 1/1/07 - 9/1/19		766	846
11.75%, 3/1/11 - 4/1/15		48	54
12.00%, 10/1/09 - 7/1/20		756	841
12.50%, 10/1/09 - 6/1/15		100	112
13.00%, 9/1/10 - 11/1/13		6	7
13.50%, 2/1/10		3	3
Gold Pools:
5.00%, 7/1/11 - 7/1/20		94,503	95,653
6.00%, 10/1/28 - 11/25/32		712	732
6.50%, 5/1/21 - 11/1/33		8,664	8,987
7.00%, 12/1/26 - 11/1/32		29,966	31,566
7.50%, 2/1/23 - 1/1/34		62,352	66,793
8.00%, 5/1/20 - 12/1/31		29,493	31,772
8.50%, 10/1/10 - 7/1/31		70,389	76,784
9.00%, 10/1/17 - 1/1/31		6,005	6,608
9.50%, 11/1/16 - 12/1/22		2,104	2,324
10.00%, 6/1/17 - 4/1/25		1,632	1,819
10.50%, 7/1/19 - 3/1/21		560	635
11.00%, 7/1/17 - 9/1/20		495	546
11.50%, 1/1/16 - 6/1/20		245	271
12.00%, 6/1/20		621	687
12.50%, 7/1/19		15	17
July TBA
6.00%, 7/1/35	(i)	91,900	94,255
August TBA

5.50%, 8/1/20	(i)	180,550	185,064
Federal National Mortgage Association,
Conventional Pools:
4.50%, 8/1/18		486	485
5.50%, 3/1/17		522	536
6.00%, 4/1/13 - 7/1/28		799	825
6.50%, 1/1/24 - 11/1/34		210,542	218,344
7.00%, 1/1/08 - 2/1/33		9,784	10,332
7.50%, 10/1/12 - 4/1/32		122,550	131,014
8.00%, 3/1/07 - 4/1/33		104,706	112,660
8.50%, 5/1/08 - 5/1/32		91,443	99,681
9.00%, 6/1/18 - 4/1/26		2,159	2,355
9.50%, 7/1/16 - 4/1/30		11,478	12,690
10.00%, 9/1/10 - 11/1/25		10,857	12,222
10.50%, 5/1/06 - 6/1/27		3,515	3,966
10.75%, 10/1/11		28	32
11.00%, 10/1/13 - 7/1/25		936	1,051
11.50%, 2/1/11 - 8/1/25		1,473	1,637
12.00%, 9/1/10 - 8/1/20		735	816
12.50%, 2/1/11 - 9/1/15		786	884
July TBA
5.00%, 7/1/20	(i)	37,850	3,828
6.00%, 7/25/35	(i)	23,950	24,556
7.50%, 7/25/35	(i)	5,500	5,876
August TBA
4.50%, 8/25/19	(i)	123,650	122,954
5.00%, 8/1/20	(i)	49,350	84,291
Government National Mortgage Association,
Various Pools:
5.50%, 12/15/32		132	135
6.50%, 10/15/10		34	35
7.00%, 7/15/31		292	310
8.50%, 7/15/08 - 3/15/20		2,747	2,997
9.00%, 11/15/16 - 11/15/24		16,396	17,934
9.50%, 7/15/09 - 10/15/24		38,281	42,367
10.00%, 11/15/09 - 2/15/26		56,523	64,014
10.50%, 6/15/12 - 4/15/25		12,089	13,788
11.00%, 12/15/09 - 4/15/21		17,116	19,052
11.50%, 3/15/10 - 11/15/19		1,091	1,225
12.00%, 11/15/12 - 5/15/16		2,213	2,539
12.50%, 5/15/10 - 4/15/19		141	159
13.00%, 1/15/11 - 10/15/13		51	58
13.50%, 5/15/10 - 5/15/13		66	75
			1,632,011
Asset Backed Corporates (0.9%)
American Express Credit Account Master Trust
3.33%, 11/16/09 - 12/15/09	(h)	3,000	3,007
3.498%, 9/15/09	(h)	1,600	1,604
3.528%, 9/15/08	(h)	1,200	1,202
Asset Backed Funding Certificates
3.444%, 6/25/22	(h)	177	177
3.504%, 6/25/25	(h)	310	310
BA Master Credit Card Trust
3.508%, 6/15/08	(h)	1,800	1,803
Bank One Issuance Trust
3.438%, 2/17/09	(h)	1,800	1,802
Bear Stearns Asset Backed Securities, Inc.
3.514%, 9/25/34	(h)	668	668

Capital Auto Receivables Asset Trust
1.44%, 2/15/07		350	348
2.64%, 3/17/08		208	206
3.468%, 1/15/08	(h)	800	801
Chase Funding Mortgage Loan
3.424%, 11/25/18	(h)	105	105
Citibank Credit Card Issuance Trust
6.90%, 10/15/07		805	813
Fleet Credit Card Master Trust II
2.75%, 4/15/08		350	349
Ford Credit Auto Owner Trust
3.79%, 9/15/06		193	193
GE Capital Credit Card Master Note Trust
3.428%, 9/15/10	(h)	900	901
GE Dealer Floorplan Master Note Trust
3.31%, 7/20/08	(h)	850	851
Harley-Davidson Motorcycle Trust
3.09%, 6/15/10		187	186
J.P. Morgan Chase Commercial Mortgage Securities Corp.
3.406%, 4/16/19	(e) (h)	929	930
Long Beach Mortgage Loan Trust
3.454%, 2/25/35	(h)	1,004	1,005
MBNA Credit Card Master Note Trust
3.498%, 8/17/09	(h)	1,800	1,804
3.528%, 2/16/10	(h)	1,300	1,305
MBNA Master Credit Card Trust USA
6.90%, 1/15/08		340	342
New Century Home Equity Loan Trust
3.454%, 2/25/35	(h)	676	676
3.494%, 8/25/34	(h)	290	290
Nissan Auto Receivables Owner Trust
4.60%, 9/17/07		129	130
Residential Asset Securities Corp.
3.474%, 10/25/22	(h)	676	677
3.484%, 7/25/21	(h)	260	261
SLM Student Loan Trust
3.181%, 4/25/13-10/25/12	(h)	3,400	3,400
3.201%, 1/25/13	(h)	891	893
Structured Asset Investment Loan Trust
3.414%, 4/25/34	(h)	152	153
Wachovia Auto Owner Trust
2.40%, 5/21/07		713	710
Wells Fargo Home Equity Trust
3.484%, 2/25/18	(h)	361	361
			28,263
Collateralized Mortgage Obligations- Agency Collateral Series (1.8%)
Federal Home Loan Mortgage Corporation
Inv FI IO
2.563%, 3/15/24	(h)	62,689	2,357
4.612%, 6/15/28-3/15/32	(h)	10,256	487
4.928%, 12/15/23	(h)	3,845	308
5.012%, 12/15/27	(h)	4,813	107
5.112%, 9/15/30	(h)	4,251	371
30.063%, 11/15/07	(h)	71	17
Inv Fl IO PAC
6.35%, 3/15/08	(h)	451	23
6.628%, 2/15/08	(h)	784	33
Inv Fl IO REMIC

4.112%, 8/15/30	(h)	164	9
IO
5.00%, 6/15/17		555	54
5.50%, 1/15/29 - 8/15/30		25,512	1,555
6.00%, 5/1/31		2,236	326
6.50%, 4/1/28 - 5/15/33		3,379	523
7.00%, 6/1/30 - 3/1/32		9,252	1,619
7.50%, 4/1/28 - 9/1/30		4,756	798
8.00%, 10/15/12 - 6/1/31		15,474	2,915
IO PAC
1.00%, 2/15/27		8,034	182
6.00%, 4/15/32		636	56
7.00%, 9/15/27		100	16
IO REMIC
10.00%, 5/1/20 - 6/1/20		158	21
PAC
10.00%, 5/15/20 - 6/15/20		951	951
Federal National Mortgage Association
6.00%, 5/25/33 - 7/25/33		27,462	4,297
Inv Fl IO
3.086%, 7/25/34	(h)	54,208	2,168
4.31%, 2/17/31	(h)	435	35
4.719%, 7/18/27	(h)	1,623	94
4.786%, 12/25/29	(h)	195	6
4.886%, 10/25/28	(h)	6,896	383
5.186%, 7/25/30 - 8/25/30	(h)	4,617	316
5.24%, 11/18/30	(h)	2,665	232
5.286%, 10/25/29	(h)	1,504	76
5.29%, 10/18/30	(h)	642	43
5.628%, 10/25/07	(h)	1,230	41
Inv Fl IO REMIC
43.423%, 9/25/20	(h)	268	496
53.156%, 9/25/22	(h)	386	441
IO
4.686%, 12/25/27	(h)	325	4
5.00%, 9/25/11 - 2/25/15		1,512	61
5.50%, 3/25/17 - 5/25/27		5,067	190
6.00%, 8/25/32 - 5/25/33		4,044	452
6.50%, 6/1/31 - 5/25/33		37,805	6,032
7.00%, 3/1/32 - 5/25/33		32,369	5,555
7.50%, 4/1/27 - 1/1/32		10,958	1,827
8.00%, 2/1/23 - 8/1/31		48,040	9,103
8.50%, 10/1/24 - 10/1/25		8,155	1,786
9.00%, 11/1/26		4,363	969
9.50%, 9/1/18		1	@—
461.72%, 12/25/21	(h)	@—	4
809.00%, 6/25/21		@—	2
IO PAC
8.00%, 9/18/27		13,003	2,433
1158.07%, 7/25/21		@—	7
1009.00%, 9/25/20		@—	10
IO REMIC PAC
8.00%, 8/18/27		2,013	368
PAC
8.75%, 11/25/19		12	13
Government National Mortgage Association
Inv FI IO
4.563%, 9/16/27	(h)	137	10

4.591%, 4/16/29	(h)	23,950	1,530
4.89%, 5/20/31	(h)	5,052	396
5.141%, 12/16/29	(h)	1,367	136
5.364%, 8/16/29	(h)	26,909	2,369
Inv Fl IO PAC
5.164%, 5/16/26	(h)	@—	@—
Kidder Peabody Mortgage Assets Trust, IO
9.50%, 4/22/18		24	5
Lehman Structured Securities Corp., IO
7.00%, 10/26/29	(e)	69,737	6,276
			60,894
Federal Agency (1.8%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13		58,650	58,878
Mortgages - Other (0.6%)
American Express Co.
9.625%, 12/1/12	(d)	101	101
American Housing Trust
9.125%, 4/25/21		339	338
9.553%, 9/25/20		1,148	1,146
California Federal Savings & Loan Association
8.80%, 1/1/14	(d)	5	5
Federal Home Loan Mortgage Corporation
PAC
8.55%, 1/15/21		59	59
9.50%, 4/15/20		204	204
9.60%, 4/15/20		188	188
9.90%, 10/15/19		970	970
REMIC
3.938%, 9/15/07	(h)	324	325
Federal National Mortgage Association
3.744%, 12/25/08	(h)	835	837
6.52%, 7/25/08		171	176
7.00%, 9/25/32		13,999	14,661
PAC
8.50%, 9/25/20		96	104
First Federal Savings & Loan Association
8.75%, 6/1/06	(d)	14	14
Gemsco Mortgage Pass Through Certificate
8.701%, 11/25/10	(d)	53	52
Household Bank
8.239%, 12/1/08	(d)	3	3
Ryland Acceptance Corp. IV
6.65%, 7/1/11		927	926
Washington Mutual, Inc.
3.385%, 10/25/44	(h)	727	734
			20,843
U.S. Treasury Securities (54.3%)
U.S. Treasury Strips
IO
4.14%, 5/15/16		10,000	6,405
4.19%, 2/15/17		65,000	40,143
4.24%, 2/15/21		275,900	140,859
4.28%, 8/15/18		49,250	28,253
4.30%, 2/15/19		75,000	42,011
4.31%, 5/15/19		148,300	82,080
4.32%, 8/15/19		125,000	68,356
4.33%, 11/15/19		88,400	47,760

4.34%, 2/15/20	413,010	220,447
4.35%, 5/15/20 - 8/15/20	315,300	165,869
4.36%, 5/15/21	745,710	376,058
4.38%, 11/15/21 - 2/15/22	240,925	118,233
4.40%, 11/15/22 - 2/15/23	100,900	47,184
4.41%, 11/15/23	65,000	29,165
PO
5/15/21-8/15/22	781,500	390,012
		1,802,835
Total Fixed Income Securities (Cost $3,496,405)		3,661,726

Shares
Preferred Stock (1.5%)
Mortgages - Other (1.5%)
Home Ownership Funding Corp.
13.331%, (Cost $48,522)	(e) (g)	153,475	51,750

	Face
	Amount
	(000)
Short-Term Investments (3.6%)
Money Market Funds (0.8%)
Rabobank USA Fin. Corp.
3.26%, 7/12/05	$25,000	24,975
Repurchase Agreement (2.7%)
J.P. Morgan Securities, Inc., 3.40%,
dated 6/30/05, due 7/1/05,
repurchase price $91,325	(f) 91,316	91,316
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
3.00%, 7/14/05	(j) 2,500	2,498
Total Short-Term Investments (Cost $118,791)		118,789
Total Investments + (115.4%) (Cost $3,663,718)		3,832,265
Liabilities in Excess of Other Assets (-15.4%)		(511,503)
Net Assets (100%)		$3,320,762

(d)                                 Security was valued at fair value — At June 30, 2005, the Portfolio held $175,000 of fair valued securities, representing less than 0.05% of net assets.

(e)                                  144A security — Certain conditions for public sale may exit. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)                                 Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.

(h)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rate. The rates shown are those in effect on June 30, 2005.

(i)                                     Security is subject to delayed delivery.

(j)                                     All or a portion of the security was pledged to cover margin requirements for futures contracts.

Inv Fl                 Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2005.

IO                                   Interest Only

PAC                       Planned Amortization Class

PO                                Principal Only

REMIC         Real Estate Mortgage Investment Conduit

TBA                      To be announced

@                                    Face Amount/Value is less than $500.

+                                         At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $3,663,718,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $168,547,000 of which $309,414,000 related to appreciated securities and $140,867,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of		Expiration	(Depreciation)
	Contracts	Value (000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	3,631	$754,113	Sep-05	$1,216

U.S. Treasury
5 yr. Note	1,767	192,410	Sep-05	425
Short:
U.S. Treasury
10 yr. Note	2,435	276,297	Sep-05	1,683
				$3,324

Core Plus Fixed Income Portfolio

Portfolio of Investment

Third Quarter Report

June 30, 2005 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (106.5%)
Agency Adjustable Rate Mortgages (1.0%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
3.375%, 4/20/25-6/20/25	$ (h)	8,569	$8,705
3.75%, 7/20/25-9/20/27	(h)	2,228	2,266
4.125%, 10/20/25-12/20/27	(h)	3,031	3,085
4.375%, 1/20/25-1/20/28	(h)	9,466	9,637
			23,693
Agency Fixed Rate Mortgages (23.8%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
10.00%, 2/1/10-11/1/20		2,040	2,298
10.50%, 8/1/09-10/1/20		693	768
11.00%, 12/1/10-9/1/20		609	680
11.25%, 10/1/11-12/1/15		266	294
11.50%, 1/1/11-12/1/15		9	10
11.75%, 12/1/17-4/1/19		31	34
12.00%, 10/1/09-2/1/15		30	33
13.00%, 6/1/19		11	13
14.00%, 8/1/14		@—	@—
14.75%, 3/1/10		3	4
Gold Pools:
5.00%, 10/1/18-7/1/20		38,950	39,424
6.50%, 3/1/16-8/1/33		3,349	3,477
7.00%, 2/1/28-7/1/32		3,939	4,151
7.50%, 8/1/17-10/1/32		21,491	23,020
8.00%, 11/1/25-12/1/31		6,123	6,597
8.50%, 3/1/09-8/1/31		12,753	13,910
9.00%, 7/1/17		877	954
9.50%, 1/1/21-12/1/22		993	1,095
10.00%, 6/1/17-3/1/21		742	845
10.50%, 11/1/15-4/1/21		473	524
July TBA
5.50%, 7/1/20	(i)	44,700	45,873
6.00%, 7/1/35	(i)	21,500	22,051
August TBA
5.50%, 8/1/20	(i)	25,550	26,189
6.00%, 8/15/31	(i)	24,300	24,900
Federal National Mortgage Association,
Conventional Pools:
6.50%, 11/1/23-9/1/34		76,428	79,293
7.00%, 2/1/17-11/1/32		18,331	19,354
7.50%, 11/1/22-8/1/32		19,106	20,438
8.00%, 3/1/07-10/1/32		40,726	43,807
8.50%, 11/1/08-5/1/32		36,559	39,867
9.00%, 12/1/08-1/1/22		2,681	2,870
9.50%, 11/1/13-4/1/30		9,002	9,905
10.00%, 9/1/10-10/1/25		1,430	1,604
10.50%, 5/1/12-7/1/25		1,472	1,667
11.00%, 7/1/20-11/1/20		263	295
11.50%, 1/1/13-2/1/20		367	411

12.00%, 11/1/15		393	439
12.50%, 9/1/15-2/1/16		78	86
July TBA
5.00%, 7/1/20	(i)	17,600	17,798
7.50%, 7/25/35	(i)	26,000	27,779
August TBA
4.50%, 8/25/19	(i)	50,000	49,719
5.00%, 8/1/20	(i)	16,625	16,791
Government National Mortgage Association,
Various Pools:
9.00%, 12/15/21-11/15/24		3,204	3,519
9.50%, 8/15/09-12/15/19		3,145	3,475
10.00%, 11/15/09-1/15/26		21,457	24,316
10.50%, 12/15/14-4/15/25		2,365	2,699
11.00%, 12/15/09-2/15/25		6,142	6,848
11.50%, 4/15/13-4/20/19		132	148
12.00%, 3/15/11-11/15/19		2,788	3,226
12.50%, 6/15/10-12/15/13		12	13
			593,511
Asset Backed Corporates (21.6%)
Aegis Asset Backed Securities Trust
3.42%, 8/25/35	(h)	15,225	15,225
American Express Credit Account Master Trust
3.33%, 11/16/09-12/15/09	(h)	34,375	34,453
Asset Backed Funding Certificates
3.394%, 1/25/35	(h)	11,029	11,036
3.444%, 6/25/22	(h)	2,047	2,049
Bear Stearns Asset Backed Securities, Inc.
3.504%, 8/25/31	(h)	6,905	6,910
3.514%, 9/25/34	(h)	12,411	12,427
Capital Auto Receivables Asset Trust
3.30%, 1/15/08	(h)	9,000	9,013
3.35%, 2/15/08		7,725	7,656
Carrington Mortgage Loan Trust
3.24%, 6/25/35	(h)	7,100	7,103
3.444%, 1/25/35	(h)	12,395	12,404
Citibank Credit Card Issuance Trust	(h)
6.875%, 11/16/09		17,930	19,115
Citigroup, Inc.
3.30%, 7/25/35		19,325	19,325
GE Capital Credit Card Master Note Trust
3.26%, 9/15/10	(h)	10,700	10,717
GE Dealer Floorplan Master Note Trust
3.31%, 7/20/08	(h)	10,050	10,056
GMAC Mortgage Corp. Loan Trust
3.424%, 3/25/35	(h)	11,000	11,012
GSAMP Trust
3.434%, 2/25/35	(h)	6,697	6,702
3.454%, 12/25/34	(h)	10,617	10,628
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09		6,778	6,724
Honda Auto Receivables Owner Trust
2.52%, 2/15/07		10,920	10,892
Hyundai Auto Receivables Trust
1.56%, 9/15/06		1,097	1,097
JP Morgan Chase Commercial Mortgage Securities Corp.
3.406%, 4/16/19	(e) (h)	11,489	11,503
Long Beach Mortgage Loan Trust
3.394%, 4/25/35	(h)	14,681	14,691

3.454%, 2/25/35	(h)	11,204	11,212
Master Asset Backed Securities Trust
3.404%, 3/25/35	(h)	8,980	8,986
MBNA Credit Card Master Note Trust
3.36%, 2/16/10	(h)	15,975	16,032
MBNA Master Credit Card Trust
5.90%, 8/15/11		19,110	20,339
MBNA Master Credit Card Trust USA
7.80%, 10/15/12		17,475	20,317
Merrill Lynch Mortgage Investors, Inc.
3.414%, 9/25/35	(h)	9,197	9,205
3.494%, 7/25/35	(h)	3,748	3,751
3.514%, 8/25/35	(h)	1,464	1,465
New Century Home Equity Loan Trust
3.454%, 2/25/35	(h)	9,378	9,385
3.494%, 8/25/34	(h)	3,875	3,878
Novastar Home Equity Loan
3.434%, 6/25/35	(h)	16,230	16,243
Park Place Securities, Inc.
3.394%, 6/25/35	(h)	14,504	14,506
Residential Asset Mortgage Products, Inc.
3.424%, 1/25/35	(h)	7,880	7,888
Residential Asset Securities Corp.
3.484%, 7/25/21	(h)	3,141	3,144
Residential Funding Mortgage Securities II
3.464%, 2/25/13	(h)	1,344	1,345
Saxon Asset Securities Trust
3.404%, 10/25/35	(h)	15,299	15,308
3.424%, 5/25/35	(h)	6,753	6,759
SLM Student Loan Trust
3.181%, 10/25/12	(h)	18,050	18,042
3.201%, 1/25/13	(h)	9,212	9,225
Specialty Underwriting & Residential Finance
3.424%, 12/25/35	(h)	10,137	10,144
Structured Asset Investment
3.30%, 7/25/35		19,450	19,450
Structured Asset Investment Loan Trust
3.404%, 6/25/35	(h)	11,583	11,590
3.414%, 4/25/34	(h)	1,211	1,211
3.434%, 3/25/35	(h)	10,279	10,286
Terwin Mortgage Trust
3.704%, 11/25/35	(h)	9,481	9,514
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		3,025	3,103
USAA Auto Owner Trust
2.41%, 2/15/07		3,482	3,473
Wachovia Auto Owner Trust
2.40%, 5/21/07		7,205	7,182
2.49%, 4/20/07		7,192	7,177
Wells Fargo Home Equity Trust
3.484%, 2/25/18	(h)	2,403	2,405
World Omni Auto Receivables Trust
2.58%, 7/12/07		6,586	6,567
			539,870
Collateralized Mortgage Obligations - Agency Collateral Series (0.8%)
Federal Home Loan Mortgage Corporation
Inv FI IO
31.00%, 11/15/07	(h)	147	35
Inv Fl IO PAC

6.35%, 3/15/08	(h)	915	47
6.628%, 2/15/08	(h)	1,696	72
Inv Fl IO REMIC
4.28%, 8/15/30		432	24
IO
6.00%, 5/1/31		11,430	1,664
7.50%, 12/1/29		736	122
8.00%, 1/1/28-6/1/31		5,228	996
Federal National Mortgage Association
6.00%, 7/25/33		5,898	913
6.50%, 5/25/33-6/25/33		12,513	2,086
Inv Fl IO
3.086%, 7/25/34	(h)	15,781	631
4.886%, 10/25/28	(h)	13,842	768
5.186%, 7/25/30	(h)	8,049	579
5.29%, 10/18/30	(h)	4,172	280
5.628%, 10/25/07	(h)	2,688	89
Inv Fl IO REMIC
43.423%, 9/25/20	(h)	90	167
53.156%, 9/25/22	(h)	146	167
IO
4.686%, 12/25/27	(h)	1,827	25
6.00%, 8/25/32		1,958	158
6.50%, 9/1/29-5/25/33		31,076	4,772
7.00%, 3/1/32		9,686	1,765
8.00%, 4/1/24-8/1/31		17,192	3,270
8.50%, 10/1/25		485	106
9.00%, 11/1/26		805	179
IO PAC
8.00%, 9/18/27		2,635	493
Government National Mortgage Association
Inv FI IO
4.914%, 5/16/31	(h)	12,101	944
4.964%, 8/16/31	(h)	4,443	324
5.364%, 8/16/29	(h)	622	55
Inv Fl IO PAC
5.164%, 5/16/26	(h)	@—	@—
Kidder Peabody Mortgage Assets Trust, IO
9.50%, 4/22/18		6	1
			20,732
Federal Agency (1.0%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13	(c)	25,900	26,001
Finance (5.8%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	9,132	9,965
American General Finance Corp.
4.625%, 5/15/09-9/1/10	(c)	2,375	2,389
AXA Financial, Inc.
6.50%, 4/1/08		5,405	5,727
CIT Group, Inc
3.65%, 11/23/07	(c)	2,335	2,303
Citigroup, Inc.
5.625%, 8/27/12		5,110	5,466
6.00%, 2/21/12	(c)	4,165	4,554
Countrywide Home Loans, Inc.
3.25%, 5/21/08		5,000	4,858
EOP Operating LP
4.75%, 3/15/14		665	653

7.50%, 4/19/29		2,515	3,027
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	6,970	8,675
General Electric Capital Corp.
4.25%, 12/1/10		2,115	2,110
6.75%, 3/15/32	(c)	4,335	5,368
Household Finance Corp.
5.875%, 2/1/09		9,750	10,243
6.40%, 6/17/08		760	805
JPMorgan Chase & Co.
6.00%, 2/15/09		7,595	8,035
6.625%, 3/15/12		1,410	1,572
M&I Marshall & Ilsley Bank
3.80%, 2/8/08		6,200	6,154
Mantis Reef Ltd.
4.692%, 11/14/08	(e)	4,615	4,633
Marsh & McClennan Cos., Inc.
5.875%, 8/1/33		6,650	6,360
MBNA America Bank
7.125%, 11/15/12		1,240	1,428
MBNA Corp.
3.64%, 5/5/08	(h)	4,600	4,631
6.125%, 3/1/13		4,355	4,753
Nationwide Building Society
4.25%, 2/1/10	(c) (e)	4,960	4,953
Prudential Holdings LLC
7.245%, 12/18/23	(c) (e)	1,915	2,380
Reckson Operating Partnership LP
5.15%, 1/15/11		2,740	2,784
Residential Capital Corp.
6.375%, 6/30/10	(e)	3,400	3,420
SLM Corp.
4.00%, 1/15/10		3,560	3,520
St Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		3,970	4,021
Two-Rock Pass Through Trust
4.19%, 2/15/49	(e) (h)	2,930	2,908
Washington Mutual, Inc.
8.25%, 4/1/10		4,610	5,300
World Financial Properties
6.91%, 9/1/13	(e)	1,379	1,495
6.95%, 9/1/13	(e)	8,449	9,160
			143,650
Industrials (11.8%)
Abitibi-Consolidated, Inc.
8.55%, 8/1/10	(c)	2,870	3,006
8.85%, 8/1/30		7,518	7,236
Aetna, Inc.
7.875%, 3/1/11		6,000	7,012
Albertson’s, Inc.
7.45%, 8/1/29		4,965	5,671
Altria Group, Inc.
7.00%, 11/4/13		1,700	1,906
7.75%, 1/15/27		3,645	4,390
ArvinMeritor, Inc.
8.75%, 3/1/12	(c)	1,580	1,655
AT&T Corp.
9.75%, 11/15/31		4,840	6,322
AutoNation, Inc.

9.00%, 8/1/08		1,135	1,246
Beazer Homes USA, Inc.
6.875%, 7/15/15	(e)	2,700	2,687
Bowater Canada Finance Corp.
7.95%, 11/15/11	(c)	6,800	7,233
Brascan Corp.
7.125%, 6/15/12		2,225	2,506
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		1,995	2,013
Caterpillar Financial Services Corp.
3.35%, 8/20/07	(h)	4,400	4,408
3.625%, 11/15/07		1,060	1,047
Clorox Co.
3.525%, 12/14/07	(h)	4,180	4,188
Comcast Corp.
5.30%, 1/15/14	(c)	7,845	8,078
Consumers Energy Co.
4.00%, 5/15/10		1,400	1,367
4.80%, 2/17/09		2,000	2,027
5.375%, 4/15/13		955	992
Continental Airlines, Inc.
6.648%, 9/15/17	(c)	6,887	6,801
7.461%, 4/1/15		1,321	1,252
Cox Communications, Inc.
4.625%, 1/15/10		2,930	2,925
DaimlerChrysler N.A. Holding Corp.
7.30%, 1/15/12		355	397
8.50%, 1/18/31	(c)	2,270	2,884
Deutsche Telekom International Finance BV
8.75%, 6/15/30		3,850	5,229
Echostar DBS Corp.
6.375%, 10/1/11	(c)	4,640	4,623
6.625%, 10/1/14	(c)	770	764
FBG Finance, Ltd.
5.125%, 6/15/15	(e)	3,735	3,757
FedEx Corp.
2.65%, 4/1/07		2,565	2,499
Fisher Scientific International, Inc.
6.75%, 8/15/14	(c)	2,295	2,410
Ford Motor Co.
6.625%, 10/1/28		995	783
7.45%, 7/16/31		1,740	1,456
Ford Motor Credit Co.
7.25%, 10/25/11	(c)	605	583
7.375%, 10/28/09		5,480	5,360
France Telecom S.A.
8.50%, 3/1/31		3,675	5,140
General Motors Acceptance Corp.
6.875%, 9/15/11		11,435	10,568
8.00%, 11/1/31	(c)	4,600	4,115
General Motors Corp.
7.25%, 7/3/13		2,435	2,552
8.375%, 7/15/33	(c)	11,140	9,358
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(d)	18,080	@—
Harrah’s Operating Co., Inc.
5.625%, 6/1/15	(e)	2,195	2,240
HCA, Inc.
7.19%, 11/15/15		2,900	3,144

7.875%, 2/1/11		1,935	2,134
9.00%, 12/15/14		1,995	2,401
Health Net, Inc.
9.875%, 4/15/11		5,075	6,063
Historic TW, Inc.
6.625%, 5/15/29		3,275	3,661
Hutchison Whampoa International Ltd.
5.45%, 11/24/10	(c) (e)	1,445	1,495
6.50%, 2/13/13	(e)	3,100	3,372
Hyatt Equities LLC
6.875%, 6/15/07	(e)	3,265	3,371
ICI Wilmington, Inc.
4.375%, 12/1/08		1,985	1,971
Interpublic Group of Companies, Inc.
5.40%, 11/15/09	(c)	2,730	2,610
Iron Mountain, Inc.
6.625%, 1/1/16		1,350	1,256
7.75%, 1/15/15	(c)	2,531	2,556
J.C. Penney Co., Inc. (New)
7.40%, 4/1/37		2,945	3,195
Kerr-McGee Corp.
5.875%, 9/15/06	(c)	1,315	1,338
7.875%, 9/15/31		3,385	3,871
Kraft Foods, Inc.
5.625%, 11/1/11		2,340	2,486
Lear Corp.
8.11%, 5/15/09		1,230	1,273
LG Electronics, Inc.
5.00%, 6/17/10	(e)	1,930	1,937
Meritor Automotive, Inc.
6.80%, 2/15/09		1,330	1,323
MGM Mirage
6.75%, 9/1/12		2,010	2,080
8.50%, 9/15/10		4,890	5,452
Miller Brewing Co.
4.25%, 8/15/08	(e)	3,415	3,403
Mohawk Industries, Inc.
7.20%, 4/15/12	(c)	2,020	2,312
New Cingular Wireless Services, Inc.
8.75%, 3/1/31		1,985	2,791
News America Holdings
7.75%, 2/1/24		3,156	3,799
News America, Inc.
7.28%, 6/30/28		645	752
Norfolk Southern Corp.
7.35%, 5/15/07		2,330	2,460
Northrop Grumman Corp.
4.079%, 11/16/06		2,390	2,384
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		775	755
Pemex Project Funding Master Trust
8.625%, 2/1/22		9,675	11,949
9.125%, 10/13/10	(c)	3,250	3,814
Plains Exploration & Production Co.
7.125%, 6/15/14	(c)	745	801
Raytheon Co.
8.30%, 3/1/10		2,000	2,320
Safeway, Inc.
7.25%, 2/1/31	(c)	2,215	2,573

Sappi Papier Holding AG
6.75%, 6/15/12	(e)	2,355	2,520
Sealed Air Corp.
5.625%, 7/15/13	(c) (e)	4,620	4,755
Sprint Capital Corp.
8.375%, 3/15/12		2,345	2,824
8.75%, 3/15/32		805	1,123
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07		1,735	1,822
7.875%, 5/1/12	(c)	3,895	4,411
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)	5,651	6,167
Telecom Italia Capital S.A.
4.00%, 1/15/10	(e)	5,215	5,072
Tenet Healthcare Corp.
6.875%, 11/15/31	(c)	1,715	1,449
7.375%, 2/1/13	(c)	1,360	1,350
Union Pacific Corp.
5.214%, 9/30/14	(e)	955	986
6.625%, 2/1/08		1,175	1,242
6.65%, 1/15/11		1,300	1,448
6.79%, 11/9/07		990	1,048
Verizon New England, Inc.
6.50%, 9/15/11		2,100	2,287
WellPoint, Inc.
3.75%, 12/14/07		1,010	998
6.80%, 8/1/12		1,450	1,638
Weyerhaeuser Co.
6.00%, 8/1/06		1,293	1,316
WPP Finance UK Corp.
5.875%, 6/15/14	(c)	2,670	2,828
			293,072
Mortgages — Other (0.7%)
American Express Co.
9.625%, 12/1/12	(d)	30	30
American Housing Trust
9.125%, 4/25/21		157	157
9.553%, 9/25/20		45	45
Countrywide Alternative Loan Trust
3.504%, 7/25/34	(h)	1,316	1,317
Federal Home Loan Mortgage Corporation PAC
9.50%, 4/15/20		5	5
Federal National Mortgage Association
7.00%, 9/25/32		6,338	6,638
First Federal Savings & Loan Association
8.75%, 6/1/06	(d)	1	1
Household Bank
8.239%, 12/1/08	(d)	4	3
Pelican Homestead Savings Association
9.214%, 10/1/07	(d)	57	57
Ryland Acceptance Corp. IV
6.65%, 7/1/11		807	806
Thornburg Mortgage Securities Trust
3.464%, 6/25/44	(h)	3,264	3,264
Washington Mutual, Inc.	(h)
3.385%, 7/25/44		3,899	3,908
			16,231
Sovereign (0.7%)
Russian Federation

5.00%, 3/31/30	(c) (e) (g)	6,000	6,750
United Mexican States
8.00%, 9/24/22	(c)	1,350	1,657
8.375%, 1/14/11		8,460	9,869
			18,276
U.S. Treasury Securities (37.2%)
U.S. Treasury Bonds
5.50%, 8/15/28	(c)	10,000	11,779
6.125%, 8/15/29	(c)	39,550	50,511
6.375%, 8/15/27	(c)	15,650	20,296
8.125%, 8/15/19	(c)	48,250	68,387
U.S. Treasury Strips
IO
4.14%, 5/15/16	(c)	25,000	16,012
4.19%, 2/15/17	(c)	24,500	15,131
4.24%, 2/15/21	(c)	64,750	33,058
4.28%, 8/15/18	(c)	11,500	6,597
4.30%, 2/15/19	(c)	51,950	29,100
4.31%, 5/15/19	(c)	10,200	5,645
4.32%, 8/15/19	(c)	108,850	59,524
4.33%, 11/15/19	(c)	16,500	8,915
4.34%, 2/15/20	(c)	170,175	90,832
4.35%, 5/15/20-8/15/20	(c)	234,925	123,653
4.36%, 5/15/21	(c)	194,440	98,055
4.38%, 11/15/21-2/15/22	(c)	105,375	51,588
4.39%, 5/15/22	(c)	92,300	44,361
4.40%, 11/15/22-2/15/23	(c)	54,850	25,591
4.41%, 11/15/23	(c)	23,500	10,544
PO
5/15/21-8/15/22		201,150	100,121
2/15/25-2/15/27	(c)	143,325	58,841
			928,541
Utilities (2.1%)
Arizona Public Service Co.
5.80%, 6/30/14		3,435	3,697
6.75%, 11/15/06		1,195	1,236
CC Funding Trust I
6.90%, 2/16/07		1,330	1,386
Cincinnati Gas & Electric Co.
5.70%, 9/15/12		2,270	2,430
Consolidated Natural Gas Co.
5.00%, 12/1/14		1,600	1,622
6.25%, 11/1/11		3,800	4,151
Detroit Edison Co.
4.80%, 2/15/15	(e)	3,670	3,698
6.125%, 10/1/10		90	97
Entergy Gulf States, Inc.
3.60%, 6/1/08		1,655	1,621
3.73%, 12/1/09	(h)	1,935	1,941
Exelon Corp.
6.75%, 5/1/11		2,170	2,413
Monongahela Power Co.
5.00%, 10/1/06		2,220	2,239
Nevada Power Co.
9.00%, 8/15/13	(c)	2,180	2,463
NiSource Finance Corp.
3.854%, 11/23/09	(c) (h)	1,925	1,934
7.625%, 11/15/05		2,720	2,756
Pacific Gas & Electric Co.

6.05%, 3/1/34		3,400	3,761
PSEG Energy Holdings LLC
7.75%, 4/16/07		1,485	1,541
8.625%, 2/15/08		2,480	2,647
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(c) (e)	4,155	4,967
Reliant Energy, Inc.
6.75%, 12/15/14	(c)	500	491
Sempra Energy
4.621%, 5/17/07		1,550	1,558
Texas Eastern Transmission LP
7.00%, 7/15/32		2,240	2,748
TXU Corp.
6.375%, 6/15/06		1,505	1,538
Wisconsin Electric Power Co.
3.50%, 12/1/07		550	542
			53,477
Total Fixed Income Securities (Cost $2,564,271)			2,657,054

Shares
Preferred Stock (0.9%)
Mortgages - Other (0.9%)
Home Ownership Funding Corp.
13.331% (Cost $20,046)	(e) (g)	64,625	21,791

	Face
	Amount
	(000)
Short-Term Investments (19.4%)
Short-Term Debt Securities held as Collateral on Loaned Securities (17.0%)
Abbey National Treasury Services, 3.13%, 1/13/06	$ (h)	8,418	8,418
Ajax Bambino Funding Ltd., 3.25%, 8/10/05		5,282	5,282
Banco Bilbao Viz Argentria, London, 3.11%, 7/15/05		11,622	11,622
Bank of New York,
3.16%, 4/4/06	(h)	5,686	5,686
3.33%, 10/28/05	(h)	18,646	18,646
Barclays New York, 3.11%, 7/11/05		12,508	12,508
Bear Stearns,
3.52%, 12/5/05	(h)	5,006	5,006
3.23%, 6/15/06	(h)	11,371	11,371
Calyon, N.Y., 3.31%, 2/27/06	(h)	4,546	4,546
CC USA, Inc.,
3.33%, 4/18/06	(h)	5,685	5,685
3.49%, 10/28/05	(h)	5,461	5,461
CIC, N.Y., 3.19%, 2/13/06	(h)	17,055	17,055
CIT Group Holdings, 3.18%, 7/29/05	(h)	7,149	7,149
Citigroup Global Markets Inc., 3.48%, 7/1/05		34,039	34,039
Citigroup, Inc., 3.32%, 9/1/05	(h)	5,459	5,459
DEKA DG, 3.19%, 5/19/06	(h)	11,371	11,371
ENI Coordination Center, 3.32%, 8/29/05	(h)	5,686	5,686
Galaxy Funding, Inc., 3.14%, 7/27/05		2,257	2,257
Gemini Securitization Corp., 3.06%, 7/6/05		3,385	3,385
Goldman Sachs Group LP, 3.20%, 2/15/06	(h)	5,686	5,686
International Lease Finance Corp., 3.44%, 9/22/05	(h)	8,755	8,755
K2 (USA) LLC,
3.08%, 10/24/05	(h)	16,144	16,144
3.19%, 2/15/06	(h)	5,231	5,231
3.33%, 4/25/06	(h)	5,685	5,685
KBC, London, 3.31%, 8/9/05		7,960	7,960
Lake Constance Funding LLC. 3.05%, 7/7/05		3,385	3,385
Landesbank Baden-Wuerttemberg London,		5,686	5,686

3.04%, 7/7/05
3.05%, 7/8/05		22,742	22,742
Links Finance LLC,
3.08%, 10/27/05	(h)	11,369	11,369
3.29%, 9/26/05	(h)	5,686	5,686
3.33%, 4/18/06	(h)	5,685	5,685
3.27%, 2/27/06	(h)	6,824	6,824
Marshall & Ilsley Bank, 3.44%, 12/29/05	(h)	15,920	15,920
Monte Dei Paschi, 3.05%, 7/8/05		22,742	22,742
Nationwide Building Society, 3.18%, 1/13/06	(h)	22,291	22,291
Pfizer, Inc., 3.12%, 7/31/06	(h)	11,371	11,371
Procter & Gamble Co., 3.34%, 7/31/06	(h)	4,662	4,662
Sigma Finance, Inc.,
3.20%, 9/15/05	(h)	11,371	11,371
3.34%, 3/22/06	(h)	11,369	11,369
SLM Corp., 3.26%, 7/31/06	(h)	11,371	11,371
Tango Finance Corp., 3.33%, 3/22/06	(h)	9,552	9,552
Unicredito Delware Inc., 3.14%, 7/20/05		3,388	3,388
Westdeutsche Landesbank N.Y., 3.17%, 8/9/05	(h)	5,685	5,685
Windmill Funding, 3.06%, 7/6/05		2,261	2,261
			423,453

Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral
Investment Fund	3,980	3,980

Face
Amount
(000)
Repurchase Agreement (2.2%)
J.P. Morgan Securities, Inc., 3.40%,
dated 6/30/05, due 7/1/05,
repurchase price $54,409	$	(f)	54,404	54,404
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
3.00%, 7/14/05	(j)	2,000	1,998
Total Short-Term Investments (Cost $483,835)	483,835
Total Investments + (126.8%) (Cost $3,068,152)
Including $566,620 of Securities Loaned	3,162,680
Liabilities in Excess of Other Assets (-26.8%)	(667,621)
Net Assets (100%)	$2,495,059

(c)           All or a portion of security on loan at June 30, 2005.

(d)           Security was valued at fair value — At June 30, 2005, the Portfolio held $91,000 of fair valued securities, representing less than 0.05% of net assets.

(e)           144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)           Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.

(h)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.

(i)            Security is subject to delayed delivery.

(j)            All or a portion of the security was pledged to cover margin requirements for futures contracts.

Inv Fl      Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2005.

IO            Interest Only

PAC        Planned Amortization Class

PO           Principal Only

REMIC   Real Estate Mortgage Investment Conduit

TBA       To be announced

@            Face Amount/Value is less than $500.

+              At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $3,068,152,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $94,528,000 of which $151,313,000 related to appreciated securities and $56,785,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net Unrealized
							Appreciation
Currency to		Value	Settlement	In Exchange For		Value	(Depreciation)
Deliver (000)		(000)	Date	(000)		(000)	((000)
EUR	2,129	$2,578	7/26/2005	USD	2,761	$2,761	$183
EUR	2,129	2,578	7/26/2005	USD	2,761	2,761	183
USD	2,761	2,761	7/26/2005	EUR	2,129	2,578	(183)
		$7,917				$8,100	$183

EUR - Euro

USD - U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of		Expiration	(Depreciation)
	Contracts	Value (000)	Date	(000)
Long:
U.S. Treasury
10yr. Note	1,970	$223,533	Sep-05	$1,632
U.S. Treasury
Long Bond	841	99,869	Sep-05	2,185
Short:
Eurex 10 year
Euro Bund	18	2,690	Sep-05	(28)
U.S. Treasury
2yr. Note	3,535	734,175	Sep-05	518
U.S. Treasury
5yr. Note	2,426	264,169	Sep-05	(46)
				$4,261

Investment Grade Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2005 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (109.1%)
Agency Adjustable Rate Mortgages (0.8%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
3.375%, 4/20/25-6/20/25	$ (h)	1,919	$1,950
3.75%, 7/20/25	(h)	65	66
4.125%, 11/20/25-12/20/27	(h)	774	788
4.375%, 2/20/25-2/20/28	(h)	1,438	1,464
			4,268
Agency Fixed Rate Mortgages (21.7%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
8.25%, 10/1/06		1	1
10.00%, 9/1/17-11/1/20		81	89
10.25%, 7/1/09		19	20
11.00%, 1/1/16		32	34
11.25%, 12/1/14		42	46
13.00%, 9/1/10		1	1
Gold Pools:
5.00%, 3/1/19-5/1/20		5,749	5,819
6.00%, 2/1/32		98	151
6.50%, 7/1/25-3/1/32		517	538
7.00%, 2/1/26		64	67
7.50%, 5/1/16-6/1/32		6,255	6,703
8.00%, 11/1/29-10/1/31		1,567	1,688
8.50%, 12/1/30		250	272
10.00%, 10/1/19-1/1/21		120	134
10.50%, 3/1/16		76	81
July TBA
5.50%, 7/1/20	(i)	11,000	11,289
6.00% 7/1/35	(i)	10,400	10,662
August TBA
5.50%, 8/1/20	(i)	4,600	4,715
Federal National Mortgage Association,
Conventional Pools:
6.00%, 10/1/31-12/1/31		168	172
6.50%, 6/1/26-2/1/34		26,046	27,024
7.00%, 10/1/28-9/1/32		1,864	1,967
7.50%, 5/1/23-12/1/32		7,332	7,839
8.00%, 3/1/07-4/1/32		5,084	5,468
8.50%, 4/1/30-5/1/32		4,546	4,958
9.00%, 2/1/17		131	143
9.50%, 8/1/22		216	237
10.00%, 3/1/20-5/1/22		251	280
10.50%, 12/1/17-10/1/18		71	80
11.00%, 4/1/21		147	164
11.25%, 8/1/13		53	60
11.50%, 1/1/17-11/1/19		68	76

July TBA
4.50%, 7/1/20	(i)	10,900	10,852
5.00%, 7/1/20	(i)	4,650	4,702
August TBA
5.00%, 8/1/20	(i)	4,750	5,808
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17		307	334
9.50%, 12/15/17-9/15/22		1,170	1,295
10.00%, 11/15/09-2/15/25		1,808	2,040
10.50%, 3/15/19		6	7
11.00%, 3/15/10-2/15/16		145	162
11.50%, 1/20/18		3	4
			115,982
Asset Backed Corporates (27.5%)
American Express Credit Account Master Trust
3.33%, 12/15/09	(h)	3,000	3,008
Asset Backed Funding Certificates
3.394%, 1/25/35	(h)	2,200	2,202
3.444%, 6/25/22	(h)	487	487
3.504%, 6/25/25	(h)	1,454	1,455
BANK OF AMERICA
3.99%, 8/18/09		3,200	3,201
Bear Stearns Asset Backed Securities, Inc.
3.514%, 9/25/34	(h)	2,603	2,607
Capital Auto Receivables Asset Trust
3.30%, 1/15/08	(h)	2,100	2,103
4.05%, 7/15/09		3,225	3,231
Carrington Mortgage Loan Trust
3.24%, 6/25/35	(h)	2,050	2,051
3.444%, 1/25/35	(h)	2,582	2,584
Caterpillar Financial Asset Trust
3.90%, 2/25/09		2,750	2,747
Chase Credit Card Master Trust
5.50%, 11/17/08		1,045	1,063
CIT Equipment Collateral
3.50%, 9/20/08		1,350	1,334
Citibank Credit Card Issuance Trust
6.90%, 10/15/07		2,205	2,227
7.45%, 9/15/07		1,430	1,442
CNH Equipment Trust
4.02%, 4/15/09		2,700	2,702
Daimler Chrysler Auto Trust
4.04%, 9/8/09		2,400	2,404
Equifirst Mortgage Loan Trust
3.374%, 4/25/35	(h)	2,621	2,623
Ford Credit Auto Owner Trust
4.17%, 1/15/09		2,100	2,106
GE Dealer Floorplan Master Note Trust
3.31%, 7/20/08	(h)	2,350	2,351
GMAC Mortgage Corp. Loan Trust
3.424%, 3/25/35	(h)	2,500	2,503
GSAMP Trust
3.404%, 4/25/35	(h)	1,911	1,913
3.434%, 2/25/35	(h)	1,479	1,480
Harley-Davidson Motorcycle Trust

2.18%, 1/15/09		2,010	1,994
3.76%, 12/17/12		3,800	3,779
4.07%, 2/15/12		2,300	2,303
Honda Auto Receivables Owner Trust
2.52%, 2/15/07		2,438	2,432
3.87%, 4/20/09		2,775	2,773
3.93%, 1/15/09		1,675	1,675
Hyundai Auto Receivables Trust
3.98%, 11/16/09		2,200	2,199
JP Morgan Chase Commercial Mortgage Securities Corp.
3.406%, 4/16/19	(e) (h)	2,640	2,643
Long Beach Mortgage Loan Trust
3.394%, 4/25/35	(h)	3,162	3,164
3.454%, 2/25/35	(h)	2,473	2,474
Mastr Asset Backed Securities Trust
3.404%, 3/25/35	(h)	1,964	1,966
MBNA Credit Card Master Note Trust
3.36%, 2/16/10	(h)	3,200	3,212
MBNA Master Credit Card Trust
5.90%, 8/15/11		940	1,000
MBNA Master Credit Card Trust USA
7.80%, 10/15/12		2,715	3,157
Merrill Auto Trust Securitization
4.10%, 8/25/09		3,475	3,477
Merrill Lynch Mortgage Investors, Inc.
3.414%, 9/25/35	(h)	1,841	1,843
3.514%, 8/25/35	(h)	1,220	1,221
National City Auto Receivables Trust
2.88%, 5/15/11		2,643	2,582
New Century Home Equity Loan Trust
3.454%, 2/25/35	(h)	1,690	1,691
3.494%, 8/25/34	(h)	870	870
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09		3,600	3,603
Ownit Mortgage Loan Asset Backed Certificates
3.424%, 3/25/36	(h)	1,958	1,960
Park Place Securities, Inc.
3.394%, 6/25/35	(h)	2,804	2,805
Peco Energy Transition Trust
6.05%, 3/1/09		1,250	1,276
Residential Asset Mortgage Products, Inc.
3.424%, 1/25/35	(h)	1,825	1,827
Residential Asset Securities Corp.
3.474%, 10/25/22	(h)	1,844	1,846
3.484%, 7/25/21	(h)	684	684
Residential Funding Mortgage Securities II
3.464%, 2/25/13	(h)	308	308
Saxon Asset Securities Trust
3.404%, 10/25/35	(h)	3,326	3,328
SLM Student Loan Trust
3.181%, 10/25/12	(h)	4,000	3,998
3.201%, 1/25/13	(h)	1,981	1,984
Specialty Underwriting & Residential Finance
3.424%, 12/25/35	(h)	2,329	2,331
Structured Asset Investment Loan Trust
3.414%, 4/25/34	(h)	384	384

Terwin Mortgage Trust
3.704%, 11/25/35	(h)	2,194	2,201
3.784%, 12/25/34	(h)	2,291	2,294
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		700	718
USAA Auto Owner Trust
2.41%, 2/15/07		920	917
3.16%, 2/17/09		1,500	1,485
3.58%, 2/15/11		4,050	4,017
3.90%, 7/15/09		2,625	2,623
Volkswagen Auto Lease Trust
3.82%, 5/20/08		2,000	1,997
Wachovia Auto Owner Trust
2.49%, 4/20/07		1,722	1,718
2.91%, 4/20/09		1,375	1,358
4.06%, 9/21/09		1,700	1,704
World Omni Auto Receivables Trust
2.58%, 7/12/07		1,630	1,625
3.29%, 11/12/08		1,400	1,389
			146,659
Collateralized Mortgage Obligations- Agency Collateral Series (0.8%)
Federal Home Loan Mortgage Corporation
Inv FI IO
2.75%, 3/15/24	(h)	3,994	150
4.78%, 3/15/32	(h)	938	76
IO
6.00%, 5/1/31		1,706	248
6.50%, 4/1/28-5/15/33		3,131	463
8.00%, 1/1/28-6/1/31		346	66
IO PAC
6.00%, 5/15/30-4/15/32		4,562	285
PAC
10.00%, 6/15/20		25	25
Federal National Mortgage Association
6.50%, 5/25/33-6/25/33		2,658	443
Inv FI IO
4.786%, 12/25/29	(h)	369	11
4.886%, 10/25/28	(h)	833	46
5.219%, 5/18/27	(h)	1,267	124
5.236%, 10/25/30	(h)	411	28
IO
6.00%, 8/25/32-11/25/32		2,817	267
6.50%, 2/25/33-5/25/33		5,681	909
7.00%, 4/25/33		1,349	236
7.50%, 11/1/29		1,775	302
8.00%, 4/1/24-8/1/31		1,497	284
9.00%, 11/1/26		153	34
Government National Mortgage Association Inv FI IO
5.364%, 8/16/29	(h)	990	82
			4,079
Federal Agency (3.5%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13	(c)	5,125	5,145
Federal National Mortgage Association
4.25%, 5/15/09		13,340	13,469
			18,614

Finance (7.4%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	1,910	2,084
American General Finance Corp.
4.625%, 9/1/10	(c)	915	920
AXA Financial, Inc.
6.50%, 4/1/08		760	805
Bank of New York (The)
3.80%, 2/1/08		250	248
Bank of New York Co., Inc. (The)
5.20%, 7/1/07		285	291
Bank One Corp.
6.00%, 2/17/09		1,350	1,424
CIT Group, Inc.
2.875%, 9/29/06	(c)	590	582
7.375%, 4/2/07	(c)	195	206
Citicorp
6.375%, 11/15/08		705	752
6.75%, 8/15/05		640	643
Citigroup, Inc.
5.625%, 8/27/12		1,075	1,150
5.75%, 5/10/06		156	158
6.00%, 2/21/12	(c)	465	509
Countrywide Home Loans, Inc.
3.25%, 5/21/08		1,150	1,117
EOP Operating LP
4.75%, 3/15/14		165	162
7.50%, 4/19/29		710	855
Farmers Exchange Capital
7.05%, 7/15/28	(c) (e)	675	732
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	725	902
FleetBoston Financial Corp.
7.25%, 9/15/05		1,145	1,153
France Telecom S.A.
8.50%, 3/1/31		790	1,105
General Electric Capital Corp.
4.25%, 12/1/10		445	444
6.75%, 3/15/32	(c)	1,425	1,765
Goldman Sachs Group, Inc.
5.25%, 10/15/13		630	651
6.60%, 1/15/12		730	812
Hartford Financial Services Group, Inc.
2.375%, 6/1/06		170	167
7.90%, 6/15/10	(c)	175	202
HSBC Finance Corp.
4.125%, 12/15/08	(c)	450	448
5.875%, 2/1/09		465	489
6.375%, 10/15/11		538	589
6.40%, 6/17/08		465	493
6.75%, 5/15/11		365	406
Huntington National Bank
4.375%, 1/15/10		520	521
International Lease Finance Corp.
3.75%, 8/1/07		500	496

JPMorgan Chase & Co.
6.00%, 2/15/09		940	994
M&I Marshall & Ilsley Bank
3.80%, 2/8/08		1,365	1,355
Mantis Reef Ltd.
4.692%, 11/14/08	(e)	1,100	1,104
Marsh & McClennan Companies, Inc.
5.375%, 7/15/14		1,320	1,317
MBNA America Bank
7.125%, 11/15/12		345	397
MBNA Corp.
3.64%, 5/5/08	(h)	995	1,002
6.125%, 3/1/13		855	933
Nationwide Building Society
4.25%, 2/1/10	(e)	1,065	1,063
Prudential Holdings LLC
7.245%, 12/18/23	(c) (e)	310	385
Residential Capital Corp.
6.375%, 6/30/10	(e)	725	729
SLM Corp.
4.00%, 1/15/10		705	697
5.00%, 10/1/13		865	888
Sovereign Bank
4.00%, 2/1/08		105	104
St Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		855	866
Two-Rock Pass Through Trust
4.19%, 2/15/49	(e) (h)	645	640
Washington Mutual Bank FA
5.50%, 1/15/13		170	178
Washington Mutual, Inc.
8.25%, 4/1/10		920	1,058
World Financial Properties
6.91%, 9/1/13	(e)	2,193	2,377
			39,368
Industrials (7.6%)
Aetna, Inc.
7.875%, 3/1/11		1,335	1,560
Albertson’s, Inc.
7.45%, 8/1/29		1,065	1,216
Altria Group, Inc.
7.00%, 11/4/13	(c)	505	566
7.75%, 1/15/27		530	638
America West Airlines, Inc.
7.10%, 4/2/21		1,154	1,223
Brascan Corp.
7.125%, 6/15/12		475	535
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		450	454
Caterpillar Financial Services Corp.
3.35%, 8/20/07	(h)	1,030	1,032
3.625%, 11/15/07		190	188
Clorox Co.
3.525%, 12/14/07	(h)	920	922
Comcast Cable Communications
6.75%, 1/30/11		320	353

Comcast Corp.
6.50%, 1/15/15		505	564
Consumers Energy Co.
4.80%, 2/17/09		500	507
Cooper Industries, Inc.
5.25%, 7/1/07	(c)	770	784
Cox Communications, Inc.
4.625%, 1/15/10		660	659
CVS Corp.
5.625%, 3/15/06		860	869
6.204%, 10/10/25	(e)	235	260
DaimlerChrysler N.A. Holding Corp.
7.75%, 1/18/11		440	497
8.50%, 1/18/31	(c)	430	546
Deutsche Telekom International Finance BV
8.75%, 6/15/30		830	1,127
FBG Finance, Ltd.
5.125%, 6/15/15	(e)	795	800
Federated Department Stores, Inc.
6.30%, 4/1/09		370	393
6.625%, 9/1/08	(c)	225	240
FedEx Corp.
2.65%, 4/1/07		550	536
Ford Motor Co.
6.375%, 2/1/29		460	356
7.45%, 7/16/31		245	205
Ford Motor Credit Co.
7.25%, 10/25/11		570	549
General Motors Acceptance Corp.
4.50%, 7/15/06	(c)	190	187
General Motors Corp.
8.375%, 7/15/33	(c)	280	235
Harrah’s Operating Co., Inc.
5.625%, 6/1/15	(e)	475	485
Historic TW, Inc.
6.625%, 5/15/29		240	268
Hutchison Whampoa International Ltd.
5.45%, 11/24/10	(c) (e)	400	414
6.50%, 2/13/13	(e)	565	615
Hyatt Equities LLC
6.875%, 6/15/07	(e)	680	702
ICI Wilmington, Inc.
4.375%, 12/1/08		400	397
Kraft Foods, Inc.
5.625%, 11/1/11		480	510
LG Electronics, Inc.
5.00%, 6/17/10	(e)	420	422
Marriott International, Inc.
7.00%, 1/15/08		1,270	1,350
Miller Brewing Co.
4.25%, 8/15/08	(e)	800	797
Mohawk Industries, Inc.
7.20%, 4/15/12		450	515
New Cingular Wireless Services, Inc.
8.75%, 3/1/31		395	555
News America Holdings

7.75%, 2/1/24		565	680
Norfolk Southern Corp.
7.35%, 5/15/07		505	533
Northrop Grumman Corp.
4.079%, 11/16/06		580	579
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		170	166
Pemex Project Funding Master Trust
7.375%, 12/15/14	(c)	245	275
8.00%, 11/15/11	(c)	480	546
8.625%, 2/1/22		1,315	1,624
9.125%, 10/13/10	(c)	185	217
Raytheon Co.
8.30%, 3/1/10		460	534
Safeway, Inc.
7.25%, 2/1/31	(c)	480	558
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	465	498
Sealed Air Corp.
5.625%, 7/15/13	(c) (e)	1,010	1,040
Southwest Airlines Co.
5.496%, 11/1/06		520	529
Sprint Capital Corp.
8.75%, 3/15/32		220	307
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)	1,249	1,363
TCI Communications, Inc.
7.875%, 2/15/26		520	651
Telecom Italia Capital S.A.
4.00%, 1/15/10	(e)	1,100	1,070
Textron Financial Corp.
4.125%, 3/3/08		510	510
Time Warner, Inc.
7.70%, 5/1/32		465	590
Union Pacific Corp.
6.625%, 2/1/08		370	391
6.65%, 1/15/11		290	323
6.79%, 11/9/07		225	238
Verizon New England, Inc.
6.50%, 9/15/11	(c)	610	664
WellPoint Health Networks, Inc.
6.375%, 6/15/06		735	751
WellPoint, Inc.
6.80%, 8/1/12		100	113
Weyerhaeuser Co.
6.00%, 8/1/06		305	311
WPP Finance UK Corp.
5.875%, 6/15/14	(c)	585	620
			40,712
Mortgages - Other (0.6%)
California Federal Savings & Loan Association
8.80%, 1/1/14	(d)	5	5
Countrywide Alternative Loan Trust
3.504%, 7/25/34	(h)	318	318
Federal National Mortgage Association
7.00%, 9/25/32		1,162	1,217

First Federal Savings & Loan Association
8.75%, 6/1/06	(d)	2	2
Ryland Acceptance Corp. IV
6.65%, 7/1/11		104	104
Thornburg Mortgage Securities Trust
3.464%, 6/25/44	(h)	731	731
Washington Mutual, Inc.
3.385%, 7/25/44	(h)	912	914
			3,291
Sovereign (0.6%)
United Mexican States
8.00%, 9/24/22	(c)	1,020	1,252
8.30%, 8/15/31		575	717
8.375%, 1/14/11	(c)	1,130	1,318
			3,287
U.S. Treasury Securities (36.5%)
U.S. Treasury Bonds
6.375%, 8/15/27	(c)	3,120	4,046
7.25%, 8/15/22		9,000	12,250
U.S. Treasury Strips
IO
4.14%, 5/15/16	(c)	8,000	5,124
4.19%, 2/15/17	(c)	5,000	3,088
4.24%, 2/15/21	(c)	13,350	6,816
4.28%, 8/15/18		3,950	2,266
4.30%, 2/15/19		18,000	10,083
4.31%, 5/15/19	(c)	6,100	3,376
4.32%, 8/15/19	(c)	21,500	11,757
4.33%, 11/15/19	(c)	5,950	3,215
4.34%, 2/15/20	(c)	37,425	19,976
4.35%, 8/15/20	(c)	14,400	7,512
4.35%, 5/15/20		16,700	8,806
4.36%, 5/15/21		58,590	29,547
4.38%, 11/15/21-2/15/22	(c)	23,850	11,683
4.39%, 5/15/22	(c)	24,400	11,726
4.40%, 11/15/22-2/15/23	(c)	15,475	7,204
4.41%, 11/15/23	(c)	5,000	2,243
4.42%, 2/15/25	(c)	1,850	785
PO
5/15/21-8/15/22		34,725	17,198
2/15/25-2/15/27	(c)	38,000	15,944
			194,645
Utilities (2.1%)
Arizona Public Service Co.
5.80%, 6/30/14		745	802
6.75%, 11/15/06		265	274
Carolina Power & Light Co.
5.125%, 9/15/13		760	786
CC Funding Trust I
6.90%, 2/16/07		330	344
Cincinnati Gas & Electric Co.
5.70%, 9/15/12		440	471
Consolidated Natural Gas Co.
5.00%, 12/1/14		490	497
6.25%, 11/1/11		720	786

Detroit Edison Co.
4.80%, 2/15/15	(e)	695	700
6.125%, 10/1/10		120	130
Entergy Gulf States, Inc.
3.60%, 6/1/08		345	338
3.73%, 12/1/09	(h)	455	456
Exelon Corp.
6.75%, 5/1/11		545	606
FPL Group Capital, Inc.
3.25%, 4/11/06	(c)	785	781
NiSource Finance Corp.
3.854%, 11/23/09	(c) (h)	535	538
Pacific Gas & Electric Co.
6.05%, 3/1/34		770	852
Public Service Electric & Gas Co.
5.00%, 1/1/13		580	599
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(c) (e)	890	1,064
Sempra Energy
4.621%, 5/17/07		335	337
South Carolina Electric & Gas Co.
5.30%, 5/15/33		265	276
Texas Eastern Transmission LP
7.00%, 7/15/32		425	521
Wisconsin Electric Power Co.
3.50%, 12/1/07		210	207
			11,365
Total Fixed Income Securities (Cost $559,027)			582,270

Shares
Preferred Stock (0.5%)
Mortgages - Other (0.5%)
Home Ownership Funding Corp.
13.331% (Cost $2,353)	(e) (g)	7,150	2,411

	Face
	Amount
	(000)
Short-Term Investments (21.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (18.3%)
Abbey National Treasury Services, 3.13%, 1/13/06	$ (h)	1,948	1,948
Ajax Bambino Funding Ltd., 3.25%, 8/10/05		1,222	1,222
Banco Bilbao Viz Argebtaria, London, 3.11%, 7/15/05		2,690	2,690
Bank of New York, 3.33%, 10/28/05	(h)	4,315	4,315
Bank of New York, 3.16%, 4/4/06	(h)	1,316	1,316
Barclays New York, 3.11%, 7/11/05		2,895	2,895
Bear Stearns,
3.23%, 6/15/06	(h)	2,631	2,631
3.52%, 12/5/05	(h)	1,158	1,158
Calyon, N.Y., 3.31%, 2/27/06	(h)	1,052	1,052
CC USA, Inc.,
3.33%, 4/18/06	(h)	1,316	1,316
3.49%, 10/28/05	(h)	1,264	1,264
CIC, N.Y., 3.19%, 2/13/06	(h)	3,947	3,947
CIT Group Holdings, 3.18%, 7/29/05	(h)	1,654	1,654
Citigroup Global Markets Inc., 3.48%, 7/1/05		7,877	7,877
Citigroup, Inc., 3.32%, 9/1/05	(h)	1,263	1,263
DEKA DG 3.19%, 5/19/06	(h)	2,631	2,631

ENI Coordination Center, 3.32%, 8/29/05	(h)	1,316	1,316
Galaxy Funding, Inc., 3.14%, 7/27/05		522	522
Gemini Securitization Corp., 3.06%, 7/6/05		783	783
Goldman Sachs Group LP, 3.2%, 2/15/06	(h)	1,316	1,316
International Lease Finance Corp., 3.44%, 9/22/05	(h)	2,026	2,026
K2 (USA) LLC,
3.08%, 10/24/05	(h)	3,736	3,736
3.19%, 2/15/06	(h)	1,211	1,211
3.33%, 4/25/06	(h)	1,316	1,316
KBC, London 3.31%, 8/9/05		1,842	1,842
Lake Constance Funding LLC., 3.05%, 7/7/05		783	783
Landesbk Baden-Wuerttemberg London,
3.04%, 7/7/05		1,316	1,316
3.05%, 7/8/05		5,263	5,263
Links Finance LLC,
3.08%, 10/27/05	(h)	2,631	2,631
3.29%, 9/26/05	(h)	1,316	1,316
3.33%, 4/18/06	(h)	1,316	1,316
3.27%, 2/27/06	(h)	1,579	1,579
Marshall & Ilsley Bank, 3.44%, 12/29/05	(h)	3,684	3,684
Monte De Paschi, N.Y., 3.05%, 7/8/05		5,263	5,263
Nationwide Building Society,
3.18%, 1/13/06	(h)	2,106	2,106
3.51%, 6/30/06	(h)	3,052	3,052
Pfizer, Inc., 3.12%, 7/31/06	(h)	2,631	2,631
Procter & Gamble Co., 3.34%, 7/31/06	(h)	1,079	1,079
Sigma Finance Inc.,
3.20%, 9/15/05	(h)	2,632	2,632
3.34%, 3/22/06	(h)	2,631	2,631
SLM Corp., 3.26%, 7/31/06	(h)	2,631	2,631
Tango Finance Corp., 3.33%, 3/22/06	(h)	2,210	2,210
Unicredito Delware Inc., 3.14%, 7/20/05		784	784
Westdeutsche Landesbank N.Y., 3.17%, 8/9/05	(h)	1,316	1,316
Windmill Funding, 3.06%, 7/6/05		523	523
			97,993
Investment Company held as Collateral on Loaned Securities (0.2%)
JPMorgan Securities Lending Collateral
Investment Fund		921	921
Repurchase Agreement (2.6%)
J.P. Morgan Securities, Inc., 3.40%,
dated 6/30/05, due 7/1/05,
repurchase price $13,752	(f)	13,751	13,751
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
3.0%, 7/14/05	(j)	600	599
Total Short-term Investments (Cost $113,264)			113,264
Total Investments + (130.8%) (Cost $674,644) — Including $103,349 of Securities Loaned			697,945
Liabilities in Excess of Other Assets (-30.8%)			(164,254)
Net Assets (100%)			$533,691

(c)           All or a portion of security on loan at June 30, 2005.

(d)           Security was valued at fair value — At June 30, 2005, the Portfolio held $7,000 of fair valued securities, representing less than 0.05% of net assets.

(e)           144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)           Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.

(h)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.

(i)            Security is subject to delayed delivery.

(j)            All or a portion of the security was pledged to cover margin requirements for futures contracts.

Inv          Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate.

FI            Indicated rate is the effective rate at June 30, 2005.

IO            Interest Only

PAC        Planned Amortization Class

PO           Principal Only

TBA       To be announced

+              At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $674,644,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $23,301,000 of which $29,782,000 related to appreciated securities and $6,481,000 related to depreciated securities.

U.S. Core Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2005 (unaudited)

Face
Amount	Value
(000)	(000)
Fixed Income Securities (111.5%)
Agency Adjustable Rate Mortgages (0.8%)
Government National Mortgage Association, Adjustable Rate Mortgages:
3.375%, 4/20/25-6/20/25	$	(h)	1,036	$1,052
3.75%, 8/20/25-9/20/27	(h)	364	370
4.125%, 10/20/27-12/20/27	(h)	48	49
4.375%, 2/20/25-1/20/28	(h)	354	361
1,832
Agency Fixed Rate Mortgages (23.5%)
Federal Home Loan Mortgage Corporation
5.00%, 10/1/18-10/1/19	1,587	1,606
Conventional Pools:
10.00%, 10/1/12-11/1/20	54	60
11.50%, 8/1/19	41	46
Gold Pools:
5.00%, 9/1/19	913	924
6.50%, 2/1/29-4/1/29	114	118
7.50%, 1/1/30-6/1/32	804	861
8.00%, 10/1/29-10/1/31	820	883
8.50%, 3/1/30-7/1/31	311	339
10.00%, 6/1/17-3/1/21	137	151
12.00%, 11/1/19	8	9
July TBA
5.50%, 7/1/20	(i)	4,450	4,567
6.00%, 7/1/35	(i)	4,450	4,564
August TBA
5.50%, 8/1/20	(i)	2,500	2,562
Federal National Mortgage Association, Conventional Pools:
6.50%, 7/1/29-6/1/34	8,902	9,233
7.00%, 2/1/26-5/1/33	2,970	3,134
7.50%, 7/1/29-7/1/32	3,825	4,089
8.00%, 4/1/25-8/1/32	3,665	3,943
8.50%, 5/1/23-5/1/32	2,834	3,092
9.00%, 4/1/26	802	873
9.50%, 2/1/20-8/1/21	298	330
10.00%, 8/1/18-2/1/25	65	74
10.50%, 11/1/10-10/1/18	65	74
11.00%, 9/1/19-9/1/20	114	129
11.50%, 11/1/19	95	106
July TBA
4.50%, 7/1/20	(i)	5,050	5,028
August TBA
5.00%, 8/1/20	(i)	4,875	4,924
Government National Mortgage Association, Various Pools:
9.00%, 11/15/17	56	61
9.50%, 12/15/17-12/15/21	399	441
10.00%, 9/15/18-4/15/25	366	414
10.50%, 11/15/14-2/15/25	791	908
11.00%, 12/15/09-7/15/20	70	78
11.50%, 4/15/13-8/15/13	60	67
12.00%, 12/15/12-3/15/14	12	13
53,701
Asset Backed Corporates (28.6%)
Asset Backed Funding Certificates
3.394%, 1/25/35	(h)	1,132	1,133

3.444%, 6/25/22	(h)	199	199
3.504%, 6/25/25	(h)	357	358
Banc of America Securities Auto Trust
3.99%, 8/18/09	1,500		1,500
Bear Stearns Asset Backed Securities, Inc.
3.514%, 9/25/34	(h)	1,151	1,153
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	800		793
3.468%, 1/15/08	(h)	950	951
4.05%, 7/15/09	1,600		1,603
Carrington Mortgage Loan Trust
3.24%, 6/25/35	(h)	1,000	1,000
3.444%, 1/25/35	(h)	1,162	1,163
Caterpillar Financial Asset Trust
3.90%, 2/25/09	1,300		1,299
Chase Credit Card Master Trust
5.50%, 11/17/08	865		880
CIT Equipment Collateral
3.50%, 9/20/08	625		618
Citibank Credit Card Issuance Trust
6.875%, 11/16/09	(c)	1,240	1,322
7.45%, 9/15/07	705		711
CNH Equipment Trust
4.02%, 4/15/09	1,275		1,276
Daimler Chrysler Auto Trust
4.04%, 9/8/09	1,200		1,202
Equifirst Mortgage Loan Trust
3.374%, 4/25/35	(h)	1,266	1,266
Ford Credit Auto Owner Trust
4.17%, 1/15/09	975		978
GE Dealer Floorplan Master Note Trust
3.31%, 7/20/08	(h)	950	951
GSAMP Trust
3.404%, 4/25/35	(h)	860	861
3.434%, 2/25/35	(h)	800	800
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09	825		818
3.76%, 12/17/12	1,750		1,740
4.07%, 2/15/12	1,125		1,127
Honda Auto Receivables Owner Trust
2.52%, 2/15/07	1,016		1,013
3.87%, 4/20/09	1,375		1,374
3.93%, 1/15/09	800		800
Hyundai Auto Receivables Trust
3.98%, 11/16/09	950		949
JP Morgan Chase Commercial Mortgage Securities Corp.
3.406%, 4/16/19	(e) (h)	1,076	1,077
Long Beach Mortgage Loan Trust
3.394%, 4/25/35	(h)	1,429	1,430
3.454%, 2/25/35	(h)	1,082	1,083
Mastr Asset Backed Securities Trust
3.404%, 3/25/35	(h)	935	936
MBNA Master Credit Card Trust USA
7.80%, 10/15/12	1,480		1,721
Merrill Lynch Mortgage Investors, Inc.
3.414%, 9/25/35	(h)	815	816
3.514%, 8/25/35	(h)	586	586
National City Auto Receivables Trust
2.88%, 5/15/11	(c)	1,350	1,319
New Century Home Equity Loan Trust
3.454%, 2/25/35	(h)	963	964
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	1,750		1,751
Ownit Mortgage Loan Asset Backed Certificates
3.424%, 3/25/36	(h)	920	921

Park Place Securities, Inc.
3.394%, 6/25/35	(h)	@—	@—
Residential Asset Mortgage Products, Inc.
3.424%, 1/25/35	(h)	830	830
Residential Asset Securities Corp.
3.484%, 7/25/21	(h)	309	310
Residential Funding Mortgage Securities II
3.464%, 2/25/13	(h)	123	123
Saxon Asset Securities Trust
3.404%, 10/25/35	(h)	1,601	1,602
3.424%, 5/25/35	(h)	715	716
SLM Student Loan Trust
3.181%, 10/25/12	(h)	1,750	1,749
3.201%, 1/25/13	(h)	1,783	1,785
Specialty Underwriting & Residential Finance
3.414%, 12/25/35	(h)	985	986
3.424%, 12/25/35	(h)	1,035	1,036
Structured Asset Investment
3.30%, 7/25/35		1,925	1,925
Structured Asset Investment Loan Trust
3.404%, 6/25/35	(h)	1,271	1,271
3.414%, 4/25/34	(h)	171	171
Terwin Mortgage Trust
3.704%, 11/25/35	(h)	983	986
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	300		308
USAA Auto Owner Trust
2.41%, 2/15/07	361		360
3.16%, 2/17/09	700		693
3.58%, 2/15/11	1,850		1,835
3.90%, 7/15/09	1,125		1,124
Volkswagen Auto Lease Trust
3.82%, 5/20/08	1,000		999
Wachovia Auto Owner Trust
2.49%, 4/20/07	734		733
2.91%, 4/20/09	650		642
4.06%, 9/21/09	825		827
Wells Fargo Financial Auto Owner Trust
1.47%, 3/15/07	147		147
Wells Fargo Home Equity Trust
3.484%, 2/25/18	(h)	427	427
World Omni Auto Receivables Trust
2.58%, 7/12/07	652		650
3.29%, 11/12/08	625		620
			65,297
Collateralized Mortgage Obligations- Agency Collateral Series (0.9%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
2.563%, 3/15/24	(h)	799	30
Inv Fl IO TAC
5.162%, 10/15/29	(h)	119	5
IO
5.00%, 12/15/16		1,810	169
6.00%, 5/1/31		1,094	159
6.50%, 4/1/28-5/15/33		2,022	299
8.00%, 1/1/28-6/1/31		129	25
Federal National Mortgage Association
Inv Fl IO
4.31%, 2/17/31	(h)	587	47
4.786%, 12/25/29	(h)	232	7
4.886%, 10/25/28	(h)	869	48
IO
6.00%, 8/25/32-11/25/32		1,784	171
6.50%, 2/25/33-5/25/33		2,709	433
7.00%, 4/25/33		1,081	189

8.00%, 4/1/24-8/1/31		1,006	191
9.00%, 11/1/26		58	13
Government National Mortgage Association
Inv Fl IO
4.344%, 9/16/31	(h)	174	10
4.75%, 9/16/27	(h)	365	28
4.714%, 12/16/25	(h)	864	66
5.191%, 8/16/29	(h)	791	67
5.24%, 9/20/30	(h)	169	13
			1,970
Federal Agency (4.2%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13	(c)	3,000	3,012
Federal National Mortgage Association
4.25%, 5/15/09		6,435	6,497
			9,509
Finance (8.3%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	965	1,053
American General Finance Corp.
4.625%, 5/15/09
4.625%, 9/1/10	(c)	170	171
AXA Equitable Life Insurance Co.		465	468
6.95%, 12/1/05	(e)	860	870
AXA Financial, Inc.
6.50%, 4/1/08		105	111
Bank of New York (The)
3.80%, 2/1/08		250	248
Bank of New York Co., Inc. (The)
5.20%, 7/1/07		165	168
CIT Group, Inc.
2.875%, 9/29/06		340	335
Citicorp
6.375%, 11/15/08		380	405
Citigroup, Inc.
5.625%, 8/27/12		850	909
5.75%, 5/10/06		90	91
6.00%, 2/21/12		120	131
Countrywide Home Loans, Inc.
3.25%, 5/21/08		525	510
EOP Operating LP
4.75%, 3/15/14		65	64
7.50%, 4/19/29		280	337
Farmers Exchange Capital
7.05%, 7/15/28	(c) (e)	265	287
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	475	591
FleetBoston Financial Corp.
7.25%, 9/15/05		405	408
General Electric Capital Corp.
4.25%, 12/1/10		230	229
4.75%, 9/15/14		60	61
5.875%, 2/15/12		50	54
6.75%, 3/15/32		575	712
Goldman Sachs Group, Inc.
5.25%, 10/15/13		135	140
Hartford Financial Services Group, Inc.
2.375%, 6/1/06		360	354
HSBC Finance Corp.
4.125%, 12/15/08	(c)	100	99
5.875%, 2/1/09		330	347
6.375%, 10/15/11		185	203
6.75%, 5/15/11		235	261
8.00%, 7/15/10		150	173
Huntington National Bank

4.375%, 1/15/10		250	251
John Hancock Financial Services, Inc.
5.625%, 12/1/08	(c)	295	308
JPMorgan Chase & Co.
6.00%, 2/15/09		635	672
M&I Marshall & Ilsley Bank
3.80%, 2/8/08		615	611
Mantis Reef Ltd.
4.692%, 11/14/08	(e)	400	402
Marsh & McClennan Companies, Inc.
5.375%, 7/15/14		650	649
MBNA Corp.
3.64%, 5/5/08	(h)	475	478
6.125%, 3/1/13		600	655
Nationwide Building Society
4.25%, 2/1/10	(c) (e)	515	514
Prudential Holdings LLC
7.245%, 12/18/23	(e)	105	131
Residential Capital Corp.
6.375%, 6/30/10	(e)	355	357
SLM Corp.
4.00%, 1/15/10		205	203
5.00%, 10/1/13	(c)	490	503
Sovereign Bank
4.00%, 2/1/08		100	99
St Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		415	420
Two-Rock Pass Through Trust
4.19%, 2/15/49	(e) (h)	315	313
U.S. Bank N.A.
2.85%, 11/15/06		455	448
Wachovia Corp.
4.95%, 11/1/06		760	768
Washington Mutual, Inc.
8.25%, 4/1/10		495	569
World Financial Properties
6.91%, 9/1/13	(e)	172	187
6.95%, 9/1/13	(e)	698	757
			19,085
Industrials (8.6%)
Aetna, Inc.
7.875%, 3/1/11		610	713
Albertson’s, Inc.
7.45%, 8/1/29		520	594
Altria Group, Inc.
7.00%, 11/4/13		285	319
7.75%, 1/15/27		155	187
America West Airlines, Inc.
7.10%, 4/2/21		602	638
Brascan Corp.
7.125%, 6/15/12		230	259
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		200	202
Caterpillar Financial Services Corp.
3.35%, 8/20/07	(h)	435	436
3.625%, 11/15/07		110	109
Clorox Co.
3.525%, 12/14/07	(h)	415	416
Comcast Cable Communications
6.75%, 1/30/11		65	72
Comcast Corp.
6.50%, 1/15/15		620	692
Consumers Energy Co.
4.80%, 2/17/09		225	228
Cooper Industries, Inc.

5.25%, 7/1/07		405	413
Cox Communications, Inc.
4.625%, 1/15/10		295	294
CVS Corp.
5.789%, 1/10/26	(e)	251	267
6.204%, 10/10/25	(e)	139	154
DaimlerChrysler N.A. Holding Corp.
7.30%, 1/15/12		310	347
Deutsche Telekom International Finance BV
8.75%, 6/15/30		360	489
FBG Finance, Ltd.
5.125%, 6/15/15	(e)	385	387
Federated Department Stores, Inc.
6.625%, 9/1/08	(c)	120	128
FedEx Corp.
2.65%, 4/1/07		215	209
Ford Motor Co.
7.45%, 7/16/31		120	100
Ford Motor Credit Co.
7.25%, 10/25/11		415	400
France Telecom S.A.
8.50%, 3/1/31		375	524
General Motors Acceptance Corp.
4.50%, 7/15/06	(c)	140	138
General Motors Corp.
8.375%, 7/15/33	(c)	410	344
Harrah’s Operating Co., Inc.
5.625%, 6/1/15	(e)	230	235
Hutchison Whampoa International Ltd.
6.50%, 2/13/13	(e)	475	517
Hyatt Equities LLC
6.875%, 6/15/07	(e)	280	289
ICI Wilmington, Inc.
4.375%, 12/1/08		235	233
Kraft Foods, Inc.
5.625%, 11/1/11		245	260
LG Electronics, Inc.
5.00%, 6/17/10	(e)	210	211
Marriott International, Inc.
7.00%, 1/15/08	(c)	740	787
Miller Brewing Co.
4.25%, 8/15/08	(e)	355	354
Mohawk Industries, Inc.
7.20%, 4/15/12		215	246
New Cingular Wireless Services, Inc.
8.75%, 3/1/31		175	246
News America Holdings
7.75%, 2/1/24		440	530
News America, Inc.
7.125%, 4/8/28		80	92
Norfolk Southern Corp.
7.35%, 5/15/07		245	259
Northrop Grumman Corp.
4.079%, 11/16/06		235	234
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		115	112
Pemex Project Funding Master Trust
7.375%, 12/15/14	(c)	1,045	1,174
8.625%, 2/1/22		220	272
Raytheon Co.
8.30%, 3/1/10		145	168
Safeway, Inc.
7.25%, 2/1/31	(c)	230	267
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	230	246

Sealed Air Corp.
5.625%, 7/15/13	(e)	480	494
Southwest Airlines Co.
5.496%, 11/1/06		325	331
Sprint Capital Corp.
8.75%, 3/15/32		80	112
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)	393	429
Telecom Italia Capital S.A.
4.00%, 11/15/08		115	113
4.00%, 1/15/10	(e)	375	365
Textron Financial Corp.
4.125%, 3/3/08		230	230
Time Warner, Inc.
7.70%, 5/1/32		335	425
Union Pacific Corp.
3.625%, 6/1/10		305	293
6.625%, 2/1/08		155	164
WellPoint Health Networks, Inc.
6.375%, 6/15/06		380	388
Weyerhaeuser Co.
6.00%, 8/1/06		175	178
WPP Finance UK Corp.
5.875%, 6/15/14	(c)	265	281
			19,594
Mortgages - Other (0.4%)
Countrywide Alternative Loan Trust	(h)
3.504%, 7/25/34		125	125
Gemsco Mortgage Pass Through Certificate
8.701%, 11/25/10	(d)	16	16
Thornburg Mortgage Securities Trust
3.464%, 6/25/44	(h)	317	317
Washington Mutual
3.385%, 7/25/44	(h)	373	374
			832
Sovereign (0.6%)
United Mexican States
8.00%, 9/24/22	(c)	180	221
8.30%, 8/15/31		700	873
8.375%, 1/14/11		180	210
			1,304
U.S. Treasury Securities (33.5%)
U.S. Treasury Strips
IO
4.14%, 5/15/16	(c)	1,000	640
4.19%, 2/15/17	(c)	2,000	1,235
4.24%, 2/15/21		5,600	2,859
4.28%, 8/15/18		1,850	1,061
4.30%, 2/15/19	(c)	8,400	4,705
4.31%, 5/15/19	(c)	1,000	553
4.32%, 8/15/19	(c)	20,350	11,128
4.33%, 11/15/19	(c)	3,000	1,621
4.34%, 2/15/20	(c)	6,075	3,243
4.35%, 5/15/20	(c)	17,325	9,135
4.35%, 8/15/20		2,000	1,043
4.36%, 5/15/21	(c)	30,605	15,434
4.38%, 11/15/21-2/15/22	(c)	9,725	4,762
4.39%, 5/15/22	(c)	10,850	5,215
4.40%, 11/15/22-2/15/23	(c)	4,700	2,194
4.41%, 11/15/23	(c)	2,750	1,235
PO
11/15/21-2/15/25	(c)	23,200	10,529
			76,592
Utilities (2.1%)
Arizona Public Service Co.

5.80%, 6/30/14	(c)	330	355
6.75%, 11/15/06		120	124
Carolina Power & Light Co.
5.125%, 9/15/13		305	315
CC Funding Trust I
6.90%, 2/16/07		105	109
Cincinnati Gas & Electric Co.
5.70%, 9/15/12		265	284
Consolidated Natural Gas Co.
5.00%, 12/1/14		430	436
6.25%, 11/1/11		195	213
Detroit Edison Co.
4.80%, 2/15/15	(e)	260	262
6.125%, 10/1/10		100	108
Entergy Gulf States, Inc.
3.60%, 6/1/08		200	196
3.73%, 12/1/09	(h)	155	156
Exelon Corp.
6.75%, 5/1/11		175	195
FPL Group Capital, Inc.
3.25%, 4/11/06		350	348
NiSource Finance Corp.
3.854%, 11/23/09	(c) (h)	240	241
Pacific Gas & Electric Co.
6.05%, 3/1/34		340	376
Public Service Electric & Gas Co.
5.00%, 1/1/13		345	357
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(e)	225	269
Sempra Energy
4.621%, 5/17/07		160	161
South Carolina Electric & Gas Co.
5.30%, 5/15/33		170	177
Wisconsin Electric Power Co.
3.50%, 12/1/07		60	59
			4,741
Total Fixed Income Securities (Cost $246,557)			254,457

Shares
Preferred Stocks (0.4%)
Mortgages - Other
Home Ownership Funding Corp.
13.331% (Cost $975)	(e) (g)	2,975	1,003

	Face
	Amount
	(000)
Short-Term Investments (24.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (20.5%)
Abbey National Treasury Services, 3.13%, 1/13/06	$ (h)	933	933
Ajax Bambino Funding Ltd., 3.25%, 8/10/05		586	586
Banco Bilbao Viz Argebtaria, London, 3.11%, 7/15/05		1,289	1,289
Bank of New York,
3.16%, 4/4/06	(h)	630	630
3.33%, 10/28/05	(h)	2,067	2,067
Barclays New York, 3.11%, 7/11/05		1,387	1,387
Bear Stearns,
3.52%, 12/5/05	(h)	555	555
3.23%, 6/15/06	(h)	1,261	1,261
Calyon, N.Y., 3.31%, 2/27/06	(h)	504	504
CC USA, Inc.,
3.49%, 10/28/05	(h)	605	605
3.33%, 4/18/06	(h)	630	630
CIC, N.Y., 3.19%, 2/13/06	(h)	1,891	1,891
CIT Group Holdings, 3.18%, 7/29/05	(h)	793	793
Citigroup Global Markets Inc., 3.48%, 7/1/05		3,774	3,774
Citigroup, Inc., 3.32%, 9/1/05	(h)	605	605

DEKA DG, 3.19%, 5/19/06	(h)	1,261	1,261
ENI Coordination Center, 3.32%, 8/29/05	(h)	630	630
Galaxy Funding, Inc., 3.14%, 7/27/05		250	250
Gemini Securitization Corp., 3.06%, 7/6/05		375	375
Goldman Sachs Group LP, 3.20%, 2/15/06	(h)	630	630
International Lease Finance Corp., 3.44%, 9/22/05	(h)	971	971
K2 (USA) LLC,
3.19%, 2/15/06	(h)	580	580
3.33%, 4/25/06	(h)	630	630
3.08%, 10/24/05	(h)	1,790	1,790
KBC, London, 3.31%, 8/9/05		882	882
Lake Constance Funding LLC., 3.05%, 7/7/05		375	375
Landesbk Baden-Wuerttemberg London,
3.04%, 7/7/05		630	630
3.05%, 7/8/05		2,521	2,521
Links Finance LLC,
3.33%, 4/18/06	(h)	630	630
3.29%, 9/26/05	(h)	630	630
3.08%, 10/27/05	(h)	1,261	1,261
3.27%, 2/27/06	(h)	757	757
Marshall & Ilsley Bank, 3.44%, 12/29/05	(h)	1,765	1,765
Monte Dei Paschi, 3.05%, 7/8/05		2,521	2,521
Nationwide Building Society,
3.18%, 1/13/06	(h)	1,009	1,009
3.51%, 6/30/06	(h)	1,462	1,462
Pfizer, Inc., 3.12%, 7/31/06	(h)	1,261	1,261
Procter & Gamble Co., 3.34%, 7/31/06	(h)	517	517
Sigma Finance, Inc.,
3.34%, 3/22/06	(h)	1,261	1,261
3.20%, 9/15/05	(h)	1,261	1,261
SLM Corp., 3.26%, 7/31/06	(h)	1,261	1,261
Tango Finance Corp., 3.33%, 3/22/06	(h)	1,059	1,059
Unicredito Delware Inc., 3.14%, 7/20/05		376	376
Westdeutsche Landesbank N.Y., 3.17%, 8/9/05	(h)	630	630
Windmill Funding, 3.06%, 7/6/05		251	251
			46,947
Investment Company held as Collateral on Loaned Securities (0.2%)
JPMorgan Securities Lending Collateral Investment Fund		441	441
Repurchase Agreement (3.2%)
J.P. Morgan Securities, Inc., 3.40%,
dated 6/30/05, due 7/1/05,
repurchase price $7,217	(f)	7,216	7,216
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
3.00%, 7/14/05	(j)	400	400
Total Short-term Investments (Cost $55,004)			55,004
Total Investments + (136.0%) (Cost $302,536)— Including $60,877 of Securities Loaned			310,464
Liabilities in Excess of Other Assets (-36.0%)			(82,200)
Net Assets (100%)			$228,264

(c)                                  All or a portion of security on loan at June 30, 2005.

(d)                                 Security was valued at fair value — At June 30, 2005, the Portfolio held $16,000 of fair valued securities, representing less than 0.05% of net assets.

(e)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)                                 Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.

(h)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.

(i)                                     Security is subject to delayed delivery.

(j)                                     All or a portion of the security was pledged to cover margin requirements for futures contracts.

Inv Fl                 Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2005.

IO                                   Interest Only

PO                                Principal Only

TAC                      Targeted Amortization Class

TBA                      To be announced

+                                         At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $302,536,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $7,928,000 of which $12,052,000 related to appreciated securities and $4,124,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of		Expiration	(Depreciation)
	Contracts	Value (000)	Date	(000)
Long:
U.S. Treasury
10yr. Note	119	$13,503	Sep-05	$80
U.S. Treasury
Long Bond	261	30,994	Sep-05	617
Short:
U.S. Treasury
2yr. Note	299	62,099	Sep-05	45
U.S. Treasury
5yr. Note	59	6,425	Sep-05	9
				$751

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2005 (unaudited)

Face
Amount	Value
(000)	(000)
Fixed Income Securities (95.6%)
Aerospace (1.0%)
K&F Acquisition Inc
7.75%, 11/15/14	$	(c)	2,090	$2,147
Cable (5.7%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	EUR	(e)	765	1,050
Cablevision Systems Corp.
7.89%, 4/1/09	$	(h)	790	796
Charter Communications Holdings LLC
0.00%, 1/15/11	(c) (g)	600	462
10.25%, 1/15/10	(c)	840	628
10.75%, 10/1/09	(c)	775	602
Intelsat Bermuda Ltd.
8.625%, 1/15/15	(e)	1,680	1,781
8.695%, 1/15/12	(e) (h)	1,000	1,022
Kabel Deutschland GmbH
10.625%, 7/1/14	(e)	2,445	2,665
Panamsat Corp.
0.00%, 11/1/14	(c) (g)	1,625	1,125
9.00%, 8/15/14	247	271
Renaissance Media Group LLC
10.00%, 4/15/08	(g)	710	706
Satelites Mexicanos S.A. de C.V.
10.125%, 11/1/04	(b)	1,360	728
Telenet Group Holding N.V.
0.00%, 6/15/14	(c) (e) (g)	1,265	990
12,826
Chemicals (8.2%)
Cognis Deutschland GmbH & Co. KG
6.895%, 11/15/13	EUR	(e) (h)	835	1,036
Equistar Chemicals LP
10.125%, 9/1/08	$1,650	1,794
Huntsman Advanced Materials LLC
11.00%, 7/15/10	825	936
Huntsman International LLC
10.125%, 7/1/09	EUR	1,135	1,432
I MC Global, Inc.
10.875%, 6/1/08	$4	4
Innophos, Inc.
8.875%, 8/15/14	(e)	1,255	1,286
Innophos Investments Holdings, Inc.
11.268%, 2/15/15	(e) (h)	622	576
ISP Chemco, Inc.
10.25%, 7/1/11	1,200	1,314
ISP Holdings, Inc.
10.625%, 12/15/09	1,300	1,404
Koppers, Inc.
9.875%, 10/15/13	575	624
Millennium America, Inc.
9.25%, 6/15/08	1,804	1,962
Nalco Co.
7.75%, 11/15/11	545	583
8.875%, 11/15/13	(c)	1,845	1,988
Rhodia S.A.
8.00%, 6/1/10	EUR	(e)	450	543
8.875%, 6/1/11	$	(c) (e)	1,515	1,466
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	(e)	700	858
10.625%, 5/15/11	$500	554
18,360

Consumer Products (2.8%)
Amscan Holdings, Inc.
8.75%, 5/1/14	(c)	845	777
Levi Strauss & Co.
8.254%, 4/1/12	(h)	2,200	2,090
Oxford Industries, Inc.
8.875%, 6/1/11		955	1,027
Rayovac Corp.
7.375%, 2/1/15	(c) (e)	715	695
8.50%, 10/1/13	1,515		1,591
Safilo Capital International S.A.
9.625%, 5/15/13	EUR	(e) @—	@—
			6,180
Diversified Media (4.9%)
Advanstar Communications, Inc.
10.75%, 8/15/10	$545		598
10.768%, 8/15/08	(h)	1,012	1,086
CanWest Media, Inc.
8.00%, 9/15/12	(e)	1,237	1,308
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12	(c)	707	850
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13	690		790
Houghton Mifflin Co.
8.25%, 2/1/11	165		172
9.875%, 2/1/13	1,450		1,555
Interpublic Group of Companies, Inc.
6.25%, 11/15/14	535		502
Marquee, Inc.
7.518%, 8/15/10	(e) (h)	890	925
Muzak LLC/Muzak Finance Corp.
10.00%, 2/15/09	@—		@—
Nebraska Book Co., Inc.
8.625%, 3/15/12	1,335		1,252
Primedia, Inc.
8.875%, 5/15/11	(c)	1,510	1,589
Vertis, Inc.
13.50%, 12/7/09	(e)	645	485
			11,112
Energy (8.6%)
CHC Helicopter Corp.
7.375%, 5/1/14	(e)	2,645	2,652
Chesapeake Energy Corp.
6.625%, 1/15/16	(e)	975	1,012
7.50%, 9/15/13	(c)	1,200	1,305
CIE Generale De Geophysique
7.50%, 5/15/15	(e)	480	503
Citgo Petroleum Corp.
6.00%, 10/15/11	(c)	1,290	1,293
El Paso Production Holding Co.
7.75%, 6/1/13	1,800		1,930
Hanover Compressor Co.
8.625%, 12/15/10	280		297
9.00%, 6/1/14	375		401
Hanover Equipment Trust
8.50%, 9/1/08	(c)	770	805
Hilcorp Energy I LP/Hilcorp Finance Co.
10.50%, 9/1/10	(e)	2,240	2,486
Husky Oil Co.
8.90%, 8/15/28	(h)	1,145	1,272
Magnum Hunter Resources, Inc.
9.60%, 3/15/12	753		840
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14	1,095		1,146
Plains Exploration & Production Co.
7.125%, 6/15/14	(c)	830	892
Tesoro Corp.
9.625%, 4/1/12	1,090		1,211
Vintage Petroleum, Inc.

7.875%, 5/15/11	(c)	1,200	1,272
			19,317
Financial (1.1%)
Refco Finance Holdings LLC
9.00%, 8/1/12		2,255	2,402
Food and Drug (2.1%)
CA FM Lease Trust
8.50%, 7/15/17	(e)	1,219	1,394
Jean Coutu Group, Inc.
7.625%, 8/1/12	(c)	490	508
8.50%, 8/1/14	(c)	1,850	1,836
Rite Aid Corp.
8.125%, 5/1/10	960		994
			4,732
Food and Tobacco (2.6%)
Michael Foods, Inc.
8.00%, 11/15/13	910		931
Pilgrim’s Pride Corp.
9.25%, 11/15/13	460		513
9.625%, 9/15/11	(c)	1,450	1,591
Smithfield Foods Inc.
7.00%, 8/1/11	860		910
Smithfield Foods, Inc.
7.75%, 5/15/13	1,000		1,095
8.00%, 10/15/09	840		911
			5,951
Forest Products (6.3%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13	(c)	410	379
7.75%, 6/15/11	(c)	1,200	1,212
Crown European Holdings S.A.
6.25%, 9/1/11	EUR	800	1,024
Georgia-Pacific Corp.
8.875%, 2/1/10	$1,500		1,710
Graham Packaging Co., Inc.
8.50%, 10/15/12	(c) (e)	825	837
9.875%, 10/15/14	(c) (e)	1,195	1,204
Graphic Packaging International Corp.
9.50%, 8/15/13	(c)	1,900	1,924
JSG Funding plc
10.125%, 10/1/12	EUR	715	904
Owens-Illinois, Inc.
7.50%, 5/15/10	$ (c)	2,500	2,638
Pliant Corp.
13.00%, 6/1/10	1,445		1,178
Tembec Industries, Inc.
8.50%, 2/1/11	(c)	1,450	1,127
			14,137
Gaming and Leisure (4.7%)
Host Marriott LP
6.375%, 3/15/15	(e)	1,795	1,786
s I le of Capri Casinos, Inc.
7.00%, 3/1/14	(c)	1,980	2,000
MGM Mirage
6.00%, 10/1/09	(c)	3,950	3,989
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12		530	600
Station Casinos, Inc.
6.00%, 4/1/12		560	571
6.875%, 3/1/16	(e)	1,470	1,518
			10,464
Health Care (7.4%)
AmerisourceBergen Corp.
7.25%, 11/15/12	1,200		1,328
8.125%, 9/1/08	290		316
Community Health Systems, Inc.
6.50%, 12/15/12	1,250		1,278
DaVita, Inc.

6.625%, 3/15/13	(e)	1,080	1,121
Del Laboratories Inc.
8.00%, 2/1/12		585	506
Fisher Scientific International, Inc.
6.125%, 7/1/15	(e)	1,030	1,036
8.00%, 9/1/13	620		711
Fresenius Medical Care Capital Trust
7.375%, 6/15/11	EUR	450	591
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		$1,301	1,363
MedCath Holdings Corp.
9.875%, 7/15/12	1,820		2,043
National Nephrology Associates, Inc.
9.00%, 11/1/11	(e)	335	378
Tenet Healthcare Corp.
7.375%, 2/1/13	375		372
9.875%, 7/1/14	570		614
Ventas Realty LP/Ventas Capital Corp.
6.75%, 6/1/10	(e)	2,115	2,205
VWR International, Inc.
6.875%, 4/15/12	(c)	585	579
8.00%, 4/15/14	(c)	780	747
Warner Chilcott Corp.
8.75%, 2/1/15	(e)	1,390	1,359
			16,547
Housing (6.5%)
Associated Materials, Inc.
0.00%, 3/1/14	(c) (g)	3,995	2,557
Goodman Global Holding Co., Inc.
6.41%, 6/15/12	(c) (e) (h)	500	495
7.875%, 12/15/12	(c) (e)	1,905	1,772
Interface, Inc.
9.50%, 2/1/14	(c)	2,300	2,357
Nortek, Inc.
8.50%, 9/1/14	(c)	1,980	1,851
NTK Holdings, Inc.
0.00%, 3/1/14	(c) (e) (g)	1,970	936
Ply Gem Industries, Inc.
9.00%, 2/15/12		690	586
RMCC Acquisition Co.
9.50%, 11/1/12	(c) (e)	1,720	1,651
Technical Olympic USA, Inc.
7.50%, 1/15/15		835	756
9.00%, 7/1/10		655	677
10.375%, 7/1/12	(c)	980	1,029
			14,667
Information Technology (2.1%)
Iron Mountain, Inc.
7.75%, 1/15/15	540		545
8.625%, 4/1/13	(c)	1,675	1,742
Nortel Networks Ltd.
6.125%, 2/15/06	875		885
Sanmina-SCI Corp.
6.75%, 3/1/13	(c) (e)	1,555	1,493
			4,665
Manufacturing (4.5%)
Flowserve Corp.
12.25%, 8/15/10	567		615
Hexcel Corp.
6.75%, 2/1/15	(c) (e)	1,215	1,221
Johnsondiversey, Inc.
9.625%, 5/15/12	(c)	2,010	2,050
Manitowoc Co., Inc.
10.375%, 5/15/11	EUR	1,585	2,129
NMHG Holding Co.
10.00%, 5/15/09		$1,480	1,562
Propex Fabrics Inc.
10.00%, 12/1/12	1,235		1,180

Trimas Corp.
9.875%, 6/15/12	1,735		1,466
			10,223
Metals (2.8%)
Foundation PA Coal Co.
7.25%, 8/1/14	(c)	455	480
General Cable Corp.
9.50%, 11/15/10	855		919
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(d)	4,140	@—
Murrin Murrin Holding Ltd.
9.375%, 8/31/07	(b) (c) (d)	2,485	@—
Novelis, Inc.
7.25%, 2/15/15	(e)	2,130	2,149
Republic Technologies International LLC
13.75%, 7/15/09	(b) (d)	6,180	@—
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12	EUR (e)	905	1,205
Ucar Finance, Inc.
10.25%, 2/15/12		$1,470	1,554
			6,307
Other (0.0%)
TRAINS
8.211%, 8/1/15	(e) (h)	58	61
Retail (2.0%)
Brown Shoe Company Inc.
8.75%, 5/1/12	(e)	905	948
General Nutrition Centers, Inc.
8.50%, 12/1/10	1,575		1,268
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12	2,180		2,202
			4,418
Services (3.4%)
Allied Waste North America
6.375%, 4/15/11	(c)	2,990	2,885
7.25%, 3/15/15	(e)	1,005	977
Buhrmann U.S., Inc.
7.875%, 3/1/15	(c) (e)	530	520
8.25%, 7/1/14	1,530		1,538
MSW Energy Holdings LLC/MS W Energy Finance Co., Inc.
7.375%, 9/1/10	(c)	1,730	1,782
			7,702
Telecommunications (3.4%)
AXtel S.A.
11.00%, 12/15/13	(c)	2,040	2,234
Esprit Telecom Group plc.
10.875%, 6/15/08	(b) (d)	965	@—
11.00%, 6/15/08	DEM (d)	2,608	@—
11.50%, 12/15/07	EUR (d)	1,669	@—
11.50%, 12/15/07	$ (b) (d)	600	@—
EXDS, Inc.
11.625%, 7/15/10	(b) (c) (d)	3,950	@—
Primus Telecommunications Group, Inc.
8.00%, 1/15/14	(c)	@—	@—
Qwest Communications International
7.268%, 2/15/09	(e) (h)	2,085	2,059
Qwest Corp.
5.625%, 11/15/08	(c)	295	291
Qwest Services Corp.
13.50%, 12/15/10		2,210	2,564
14.00%, 12/15/14		425	517
Rhythms NetConnections, Inc.
12.75%, 4/15/09	(b) (d)	433	@—
13.50%, 5/15/08	(b) (d)	12,869	@—
14.00%, 2/15/10	(b) (d)	11,487	@—
			7,665
Transportation (4.9%)
Amsted Industries, Inc.

10.25%, 10/15/11	(c) (e)	1,660	1,801
ArvinMeritor, Inc.
8.75%, 3/1/12	(c)	530	555
Commercial Vehicle Group Inc.
8.00%, 7/1/13		330	337
General Motors Acceptance Corp.
6.875%, 9/15/11-8/28/12		1,970	1,808
Laidlaw International, Inc.
10.75%, 6/15/11		1,885	2,209
Lear Corp.
8.11%, 5/15/09		550	569
Meritor Automotive, Inc.
6.80%, 2/15/09		655	652
Sonic Automotive, Inc.
8.625%, 8/15/13	(c)	1,655	1,680
TRW Automotive, Inc.
9.375%, 2/15/13		1,240	1,379
			10,990
Utilities (6.9%)
AES Corp. (The)
7.75%, 3/1/14	(c)	750	817
8.875%, 2/15/11		198	222
9.375%, 9/15/10		326	371
Allegheny Energy, Inc.
7.75%, 8/1/05		1,020	1,023
CMS Energy Corp.
7.50%, 1/15/09		280	296
8.50%, 4/15/11	(c)	635	711
Dynegy Holdings, Inc.
9.875%, 7/15/10	(c) (e)	1,180	1,310
Ipalco Enterprises, Inc.
8.625%, 11/14/11		605	684
Monongahela Power Co.
5.00%, 10/1/06		1,255	1,266
Nevada Power Co.
8.25%, 6/1/11		950	1,076
9.00%, 8/15/13		1,255	1,418
Northwest Pipeline Corp.
8.125%, 3/1/10		390	425
Ormat Funding Corp.
8.25%, 12/30/20		1,649	1,674
Reliant Energy, Inc.
6.75%, 12/15/14	(c)	1,405	1,380
Southern Natural Gas Co.
8.875%, 3/15/10		775	854
Williams Cos., Inc.
7.875%, 9/1/21		1,650	1,885
			15,412
Wireless Communications (3.7%)
American Tower Corp.
7.125%, 10/15/12	(c)	640	680
7.50%, 5/1/12	(c)	1,205	1,292
Rogers Wireless Communications, Inc.
7.50%, 3/15/15		1,075	1,174
Rural Cellular Corp.
7.91%, 3/15/10	(h)	855	885
8.25%, 3/15/12		500	525
SBA Communications Corp.
0.00%, 12/15/11	(c) (g)	2,300	2,128
UbiquiTel Operating Co.
9.875%, 3/1/11		1,580	1,742
			8,426
Total Fixed Income Securities (Cost $235,988)			214,711

	Shares
Common Stocks (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.	(a)	82,258	5
Paxson Communications Corp.	(a)	9,715	1
			6

Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(a)	7,617	2
Total Common Stocks (Cost $10,797)			8
Preferred Stocks (0.9%)
Broadcasting (0.1%)
Paxson Communications Corp. PIK (Convertible) 9.75%	(e)	1	4
Paxson Communications Corp. PIK 14.25%		37	239
			243
Utilities (0.8%)
TNP Enterprises, Inc. PIK 14.50%	(a) (d)	1,496	1,694
Total Preferred Stocks (Cost $915)			1,937

No. of
Warrants
Warrants (0.1%)
Utilities (0.1%)
SW Acquisitions, Inc., expiring 4/1/11 (Cost $29)	(a) (e)	8,020	192

	Face
	Amount
	(000)
Short-Term Investments (27.4%)
Short-Term Debt Securities held as Collateral on Loaned Securities (25.1%)
Abbey National Treasury Services, 3.13%, 1/13/06	$ (h)	1,120	1,120
Ajax Bambino Funding Ltd., 3.25%, 8/10/05	703		703
Banco Bilbao Viz Argebtaria, London, 3.11%, 7/15/05	1,547		1,547
Bank of New York,
3.16%, 4/4/06	(h)	756	756
3.33%, 10/28/05	(h)	2,481	2,481
Barclays New York, 3.11%, 7/11/05		1,664	1,664
Bear Stearns,
3.23%, 6/15/06	(h)	1,513	1,513
3.52%, 12/5/05	(h)	666	666
Calyon, N.Y., 3.31%, 2/27/06	(h)	605	605
CC USA, Inc.,
3.33%, 4/18/06	(h)	756	756
3.49%, 10/28/05	(h)	727	727
CIC, N.Y., 3.19%, 2/13/06	(h)	2,269	2,269
CIT Group Holdings, 3.18%, 7/29/05	(h)	951	951
Citigroup Global Markets Inc., 3.48%, 7/1/05		4,529	4,529
Citigroup, Inc., 3.32%, 9/1/05	(h)	726	726
DEKA DG, 3.19%, 5/19/06	(h)	1,513	1,513
Eni Coordination Center, 3.32%, 8/29/05	(h)	756	756
Galaxy Funding, Inc., 3.14%, 7/27/05		300	300
Gemini Securitization Corp., 3.06%, 7/6/05		451	451
Goldman Sachs Group LP, 3.20%, 2/15/06	(h)	756	756
International Lease Finance Corp., 3.44%, 9/22/05	(h)	1,165	1,165
K2 (USA) LLC,
3.08%, 10/24/05	(h)	2,148	2,148
3.19%, 2/15/06	(h)	696	696
3.33%, 4/25/06	(h)	756	756
KBC, London, 3.31%, 8/9/05	1,059		1,059
Lake Constance Funding LLC., 3.05%, 7/7/05	451		451
Landesbk Baden-Wuerttemberg London,
3.04%, 7/7/05	756		756
3.05%, 7/8/05	3,026		3,026
Links Finance LLC,
3.08%, 10/27/05	(h)	1,513	1,513
3.29%, 9/26/05	(h)	756	756
3.27%, 2/27/06	(h)	908	908
3.33%, 4/18/06	(h)	756	756
Marshall & Ilsley Bank, 3.44%, 12/29/05	(h)	2,118	2,118
Monte Dei Paschi, 3.05%, 7/8/05		3,026	3,026
Nationwide Building Society,
3.18%, 1/13/06	(h)	1,211	1,211
3.51%, 6/30/06	(h)	1,755	1,755
Pfizer, Inc., 3.12%, 7/31/06	(h)	1,513	1,513
Procter & Gamble Co., 3.34%, 7/31/06	(h)	620	620

Sigma Finance Inc.,
3.20%, 9/15/05	(h)	1,513	1,513
3.34%, 3/22/06	(h)	1,513	1,513
SLM Corporation, 3.26%, 7/31/06	(h)	1,513	1,513
Tango Finance Corp., 3.33%, 3/22/06	(h)	1,271	1,271
Unicredito Delware Inc., 3.14%, 7/20/05		451	451
Westdeutsche Landesbank N.Y., 3.17%, 8/9/05	(h)	756	756
Windmill Funding, 3.06%, 7/6/05		301	301
			56,340
Investment Company held as Collateral on Loaned Securities (0.2%)
JPMorgan Securities Lending Collateral Investment Fund		529	529
Repurchase Agreement (2.1%)
J.P. Morgan Securities, Inc., 3.40%,
dated 5/31/05, due 6/1/05,
repurchase price $4,827	(f)	4,827	4,827
Total Short-Term Investments (Cost $61,696)			61,696
Total Investments +(124.0%) (Cost $309,425) — Including $55,872 of Securities on Loaned			278,544
Liabilities in Excess of Other Assets (-24.0%)			(53,859)
Net Assets (100%)			$224,685

(a)	Non-income producing security.
(b)	Issuer is in default.
(c)	All or a portion of security on loan at June 30, 2005.
(d)	Security was valued at fair value — At June 30, 2005, the Portfolio held fair valued securities each valued at less than $500, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f )

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.
@	Face Amount/Value is less than $500.
EUR	Euro
DEM	German Mark
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
+

At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $309,425,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $30,881,000 of which $10,514,000 related to appreciated securities and $41,395,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to		Value	Settlement	In Exchange For		Value	(Depreciation)
Deliver (000)		(000)	Date	(000)		(000)	(000)
EUR	818	$990	7/5/2005	USD	987	$987	$(3)
EUR	485	587	7/26/2005	USD	590	590	3
EUR	600	727	7/26/2005	USD	777	777	50
EUR	2,814	3,408	7/26/2005	USD	3,685	3,685	277
EUR	3,510	4,251	7/26/2005	USD	4,598	4,598	347
EUR	4,320	5,232	7/26/2005	USD	5,660	5,660	428
USD	165	165	7/26/2005	EUR	136	165	@—
USD	210	210	7/26/2005	EUR	165	200	(10)
USD	269	269	7/26/2005	EUR	220	266	(3)
USD	530	530	7/26/2005	EUR	420	509	(21)
USD	777	777	7/26/2005	EUR	600	727	(50)
USD	777	777	7/26/2005	EUR	600	727	(50)
USD	990	990	7/26/2005	EUR	820	993	3
		$18,913				$19,884	$971

EUR - Euro

USD - U.S. Dollar

Intermediate Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2005 (unaudited)

Face
Amount	Value
(000)	(000)
Fixed Income Securities (93.6%)
Agency Adjustable Rate Mortgages (0.2%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
3.375%, 4/20/25-6/20/25	$	(h)	191	$194
3.75%, 7/20/25-9/20/27	(h)	80	82
4.125%, 11/20/25-11/20/27	(h)	99	101
4.375%, 3/20/25-1/20/28	(h)	73	74
451
Agency Fixed Rate Mortgages (3.9%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
11.00%, 7/1/13	14	16
Gold Pools:
7.00%, 6/1/28-6/1/32	198	209
7.50%, 8/1/30-1/1/31	197	211
8.00%, 6/1/30-9/1/31	834	898
8.50%, 7/1/30-7/1/31	133	145
9.50%, 12/1/22	34	38
10.00%, 6/1/17	37	41
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/30-12/1/33	4,077	4,224
7.00%, 1/1/32-11/1/32	398	420
7.50%, 8/1/29-3/1/32	1,827	1,953
8.00%, 10/1/30-9/1/31	278	299
8.50%, 8/1/30	14	15
9.50%, 12/1/17-12/1/21	520	572
10.00%, 7/1/18-5/1/22	21	24
Government National Mortgage Association,
Various Pools:
9.50%, 11/15/16-12/15/21	242	269
10.00%, 1/15/16-3/15/25	417	472
10.50%, 3/15/16-2/15/18	69	79
11.00%, 3/15/10-6/15/20	171	191
11.50%, 6/15/13	16	18
12.00%, 12/15/12-5/15/14	10	12
12.50%, 12/15/10	6	6
10,112
Asset Backed Corporates (33.1%)
Ace Securities Corp.
3.436%, 7/25/35	(h)	1,825	1,817
Aegis Asset Backed Securities Trust
3.42%, 8/25/35	(h)	1,525	1,525
American Express Credit Account Master Trust
1.69%, 1/15/09	650	637
5.53%, 10/15/08	600	607
Asset Backed Funding Certificates
3.394%, 1/25/35	(h)	996	997
3.444%, 6/25/22	(h)	310	310
3.504%, 6/25/25	(h)	560	560

Banc of America Securities Auto Trust
3.99%, 8/18/09	1,575	1,575
Bank One Issuance Trust
2.94%, 6/16/08	900	899
3.86%, 6/15/11	750	747
Bear Stearns Asset Backed Securities, Inc.
3.504%, 8/25/31	(h) 1,343	1,344
3.514%, 9/25/34	(h) 935	936
Capital Auto Receivables Asset Trust
2.92%, 4/15/08	954	949
3.35%, 2/15/08	500	495
4.05%, 7/15/09	1,450	1,453
4.50%, 10/15/07	420	420
Carrington Mortgage Loan Trust
3.24%, 6/25/35	(h) 950	950
3.444%, 1/25/35	(h) 947	948
Caterpillar Financial Asset Trust
3.90%, 2/25/09	1,150	1,149
Chase Credit Card Master Trust
5.50%, 11/17/08	690	702
Chase Manhattan Auto Owner Trust
2.83%, 9/15/10	1,400	1,368
2.94%, 6/15/10	850	836
4.21%, 1/15/09	518	519
4.24%, 9/15/08	388	389
Citibank Credit Card Issuance Trust
2.70%, 1/15/08	700	696
6.90%, 10/15/07	875	884
7.45%, 9/15/07	400	403
Citigroup Mortgage Loan Trust
3.30%, 7/25/35	1,775	1,775
CNH Equipment Trust
4.02%, 4/15/09	1,150	1,151
Daimler Chrysler Auto Trust
2.58%, 4/8/09	1,550	1,514
2.86%, 3/9/09	1,625	1,599
3.09%, 1/8/08	900	895
4.04%, 9/8/09	1,100	1,102
Equifirst Mortgage Loan Trust
3.374%, 4/25/35	(h) 1,198	1,199
Fleet Credit Card Master Trust II
2.75%, 4/15/08	950	948
Ford Credit Auto Owner Trust
3.13%, 11/15/06	674	673
3.79%, 9/15/06	386	386
4.17%, 1/15/09	850	853
4.75%, 8/15/06	103	103
GSAMP Trust
3.404%, 4/25/35	(h) 765	765
3.42%, 6/25/35	(h) 675	675
3.454%, 12/25/34	(h) 846	847
Harley-Davidson Motorcycle Trust
2.63%, 11/15/10	570	562
2.76%, 5/15/11	1,575	1,555
3.09%, 6/15/10	450	447
3.76%, 12/17/12	1,450	1,442
4.07%, 2/15/12	1,150	1,152
4.50%, 1/15/10	449	451

Honda Auto Receivables Owner Trust
2.48%, 7/18/08	900	890
2.70%, 3/17/08	500	496
2.77%, 11/21/08	800	786
3.87%, 4/20/09	1,300	1,299
3.93%, 1/15/09	700	700
4.49%, 9/17/07	497	498
Hyundai Auto Receivables Trust
2.33%, 11/15/07	250	248
3.98%, 11/16/09	975	974
Long Beach Mortgage Loan Trust
3.326%, 6/25/35	(h) 1,800	1,800
Massachusetts RRB Special Purpose Trust
3.78%, 9/15/10	1,650	1,643
MBNA Credit Card Master Note Trust
2.70%, 9/15/09	900	881
3.508%, 8/16/10	(h) 1,600	1,606
MBNA Master Credit Card Trust USA
6.90%, 1/15/08	625	628
Merrill Auto Trust Securitization
4.10%, 8/25/09	1,650	1,651
Merrill Lynch Mortgage Investors, Inc.
3.514%, 8/25/35	(h) 671	671
New Century Home Equity Loan Trust
3.454%, 2/25/35	(h) 879	879
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	1,700	1,701
Novastar Home Equity Loan
3.434%, 6/25/35	(h) 1,533	1,534
Park Place Securities, Inc.
3.394%, 6/25/35	(h) 1,257	1,257
3.41%, 7/25/35	(h) 1,300	1,300
PG&E Nat’l Energy Grp
3.87%, 6/25/11	1,300	1,300
Residential Asset Securities Corp.
3.484%, 7/25/21	(h) 700	700
Saxon Asset Securities Trust
3.404%, 10/25/35	(h) 1,478	1,479
Specialty Underwriting & Residential Finance
3.414%, 12/25/35	(h) 915	916
3.424%, 12/25/35	(h) 820	820
Structured Asset Investment Loan Trust
3.30%, 7/25/35	1,975	1,975
3.404%, 6/25/35	(h) 1,173	1,174
Structured Asset Securities Corp.
3.394%, 1/25/35-5/25/35	(h) 2,918	2,918
Terwin Mortgage Trust
3.784%, 12/25/34	(h) 844	845
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	175	180
USAA Auto Owner Trust
2.67%, 10/15/10	875	855
3.16%, 2/17/09	1,150	1,138
3.58%, 2/15/11	1,550	1,537
3.90%, 7/15/09	1,375	1,374
Volkswagen Auto Lease Trust
3.82%, 5/20/08	825	824
Wachovia Auto Owner Trust

4.06%, 9/21/09	750	752
Wells Fargo Home Equity Trust
3.484%, 2/25/18	(h) 706	706
Whole Auto Loan Trust
2.58%, 3/15/10	900	885
World Omni Auto Receivables Trust
3.29%, 11/12/08	550	546
		86,575
Collateralized Mortgage Obligations- Agency Collateral Series (0.3%)
Federal Home Loan Mortgage Corporation Inv Fl IO
4.612%, 3/15/32	(h) 897	72
Federal Home Loan Mortgage Corporation
IO
5.00%, 9/15/14	1,064	54
6.00%, 5/1/31	390	57
6.50%, 4/1/28-8/1/28	861	115
7.00%, 2/15/32	166	28
8.00%, 1/1/28-6/1/31	34	6
IO PAC
6.00%, 4/15/32	424	37
Federal National Mortgage Association
Inv FI IO
4.786%, 12/25/29	(h) 84	3
IO
6.00%, 5/25/33	(h) 738	114
6.00%, 6/25/33	367	55
6.50%, 6/1/31	263	40
7.00%, 4/25/33	535	94
8.00%, 8/18/27-5/1/30	79	15
9.00%, 11/1/26	61	14
Government National Mortgage Association Inv Fl IO
4.714%, 12/16/25	(h) 332	26
4.75%, 9/16/27	(h) 198	15
4.764%, 5/16/32	(h) 201	14
		759
Federal Agency (8.5%)
Federal Home Loan Mortgage Corporation
2.75%, 8/15/06	16,880	16,694
Federal National Mortgage Association
4.25%, 5/15/09	5,535	5,588
		22,282
Finance (9.9%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e) 950	1,037
Allstate Financial Global Funding II
2.625%, 10/22/06	(e) 250	245
American General Finance Corp.
4.625%, 5/15/09	225	226
5.875%, 7/14/06	575	585
AXA Equitable Life Insurance Co.
6.95%, 12/1/05	(e) 275	278
Bank of America Corp.
3.375%, 2/17/09	245	239
3.875%, 1/15/08	165	164
4.75%, 10/15/06	170	172
Bank of New York (The)
3.80%, 2/1/08	250	248
Bank of New York Co., Inc. (The)

5.20%, 7/1/07	85	87
Bank One Corp.
6.00%, 2/17/09	355	374
Bank One N.A. Illinois
3.319%, 5/5/06	(h) 250	250
CIT Group, Inc.
2.875%, 9/29/06	130	128
3.65%, 11/23/07	410	404
6.50%, 2/7/06	285	289
Citicorp
6.75%, 8/15/05	140	141
Citigroup Global Markets Holdings, Inc.
3.50%, 12/12/06	(h) 80	80
Citigroup, Inc.
5.625%, 8/27/12	1,195	1,278
5.75%, 5/10/06	235	239
6.00%, 2/21/12	285	312
Countrywide Home Loans, Inc.
3.25%, 5/21/08	472	459
EOP Operating LP
6.763%, 6/15/07	400	418
Farmers Insurance Exchange
8.625%, 5/1/24	(e) 300	373
FleetBoston Financial Corp.
7.25%, 9/15/05	245	247
General Electric Capital Corp.
4.75%, 9/15/14	95	97
5.375%, 3/15/07	930	951
5.875%, 2/15/12	595	644
Goldman Sachs Group, Inc.
5.25%, 10/15/13	480	496
Hartford Financial Services Group, Inc.
2.375%, 6/1/06	250	246
7.90%, 6/15/10	60	69
Household Finance Corp.
6.08%, 3/8/06	48	48
HSBC Finance Corp.
4.125%, 12/15/08	90	90
5.875%, 2/1/09	290	305
6.40%, 6/17/08	270	286
6.75%, 5/15/11	285	317
8.00%, 7/15/10	100	116
Huntington National Bank
4.375%, 1/15/10	300	301
International Lease Finance Corp.
3.75%, 8/1/07	120	119
John Hancock Global Funding II
7.90%, 7/2/10	(e) 1,035	1,205
JPMorgan Chase & Co.
5.25%, 5/30/07	165	169
6.00%, 2/15/09	170	180
Lehman Brothers Holdings, Inc.
8.25%, 6/15/07	273	294
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	590	586
Mantis Reef Ltd.
4.692%, 11/14/08	(e) 255	256
Marsh & McClennan Cos., Inc.

5.375%, 3/15/07-7/15/14	575		581
MBNA Corp.
3.64%, 5/5/08	(h)	425	428
6.125%, 3/1/13		540	589
Monumental Global Funding II
3.85%, 3/3/08	(e)	760	754
6.05%, 1/19/06	(e)	285	288
Nationwide Building Society
4.25%, 2/1/10	(e)	510	509
Pricoa Global Funding I
3.90%, 12/15/08	(e)	795	787
Prudential Funding LLC
6.60%, 5/15/08	(e)	470	501
Prudential Insurance Co. of America
6.375%, 7/23/06	(e)	145	148
Residential Capital Corp.
6.375%, 6/30/10	(e)	355	357
SLM Corp.
4.00%, 1/15/10		255	252
5.00%, 10/1/13		210	215
Sovereign Bank
4.00%, 2/1/08		100	99
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		380	385
TIAA Global Markets, Inc.
3.875%, 1/22/08	(e)	315	313
4.125%, 11/15/07	(e)	630	630
5.00%, 3/1/07	(e)	710	720
Two-Rock Pass Through Trust
4.19%, 2/15/49	(e) (h)	375	372
U.S. Bancorp
5.10%, 7/15/07		125	128
U.S. Bank N.A.
2.85%, 11/15/06		160	157
Wachovia Corp.
3.625%, 2/17/09		60	59
4.95%, 11/1/06		325	329
Washington Mutual, Inc.
8.25%, 4/1/10		330	379
Wells Fargo & Co.
3.45%, 3/3/06	(h)	180	180
World Financial Properties
6.91%, 9/1/13	(e)	1,052	1,140
6.95%, 9/1/13	(e)	462	501
			25,849
Industrials (8.9%)
Aetna, Inc.
7.375%, 3/1/06		100	102
7.875%, 3/1/11		520	608
Altria Group, Inc.
7.00%, 11/4/13		295	331
7.65%, 7/1/08		120	131
America West Airlines, Inc.
7.10%, 4/2/21		242	257
American Honda Finance Corp.
3.85%, 11/6/08	(e)	490	486
AT&T Wireless Services, Inc.
7.875%, 3/1/11		135	157

Brascan Corp.
7.125%, 6/15/12		230	259
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		135	136
Caterpillar Financial Services Corp.
3.35%, 8/20/07	(h)	280	280
3.625%, 11/15/07		225	222
Clorox Co.
3.525%, 12/14/07	(h)	560	561
Comcast Cable Communications
6.375%, 1/30/06		110	112
6.75%, 1/30/11		570	630
8.375%, 5/1/07		105	113
Comcast Corp.
6.50%, 1/15/15		465	519
ConAgra Foods, Inc.
6.00%, 9/15/06		310	315
Conoco Funding Co.
5.45%, 10/15/06		100	102
Consumers Energy Co.
4.00%, 5/15/10		100	98
4.80%, 2/17/09		175	177
Cooper Industries, Inc.
5.25%, 7/1/07		160	163
Cox Communications, Inc.
4.625%, 1/15/10		300	300
CVS Corp.
3.875%, 11/1/07		65	65
5.625%, 3/15/06		365	369
6.204%, 10/10/25	(e)	53	58
DaimlerChrysler N.A. Holding Corp.
6.40%, 5/15/06		215	219
7.30%, 1/15/12		365	408
Deutsche Telekom International Finance BV
8.50%, 6/15/10		615	713
FBG Finance, Ltd.
5.125%, 6/15/15	(e)	385	387
Federated Department Stores, Inc.
6.30%, 4/1/09		265	282
6.625%, 9/1/08		80	85
FedEx Corp.
6.875%, 2/15/06		145	147
Ford Motor Credit Co.
6.875%, 2/1/06		160	162
7.25%, 10/25/11		1,010	973
France Telecom S.A.
7.75%, 3/1/11		400	465
General Mills, Inc.
3.875%, 11/30/07		85	84
General Motors Acceptance Corp.
4.50%, 7/15/06		155	153
GTE Corp.
6.36%, 4/15/06		465	473
Harrah’s Operating Co., Inc.
5.625%, 6/1/15	(e)	215	219
Historic TW, Inc.
6.625%, 5/15/29		20	22
Honeywell International, Inc.

5.125%, 11/1/06		520	527
Hutchison Whampoa International Ltd.
5.45%, 11/24/10	(e)	100	103
6.50%, 2/13/13	(e)	335	364
Hyatt Equities LLC
6.875%, 6/15/07	(e)	330	341
ICI Wilmington, Inc.
4.375%, 12/1/08		125	124
Johnson Controls, Inc.
5.00%, 11/15/06		255	258
Kraft Foods, Inc.
5.25%, 6/1/07		115	117
5.625%, 11/1/11		260	276
Lenfest Communications, Inc.
7.625%, 2/15/08		40	43
LG Electronics, Inc.
5.00%, 6/17/10	(e)	200	201
Marriott International, Inc.
7.00%, 1/15/08		245	261
7.875%, 9/15/09		420	474
Masco Corp.
4.625%, 8/15/07		140	141
May Department Stores Co. (The)
5.95%, 11/1/08		295	308
6.875%, 11/1/05		85	86
MeadWestvaco Corp.
2.75%, 12/1/05		125	124
Miller Brewing Co.
4.25%, 8/15/08	(e)	280	279
Mohawk Industries, Inc.
6.50%, 4/15/07		140	145
7.20%, 4/15/12		40	46
Norfolk Southern Corp.
7.35%, 5/15/07		240	253
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		70	68
Pemex Project Funding Master Trust
7.375%, 12/15/14		585	658
7.875%, 2/1/09		200	219
9.125%, 10/13/10		175	205
Raytheon Co.
8.30%, 3/1/10		225	261
Safeway, Inc.
6.15%, 3/1/06		420	425
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	105	112
Sealed Air Corp.
5.625%, 7/15/13	(e)	440	453
Southwest Airlines Co.
5.496%, 11/1/06		110	112
Sprint Capital Corp.
8.375%, 3/15/12		55	66
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)	265	290
TCI Communications, Inc.
8.00%, 8/1/05		190	191
Telecom Italia Capital S.A.
4.00%, 1/15/10	(e)	475	462

Textron Financial Corp.
4.125%, 3/3/08	190	190
Time Warner, Inc.
6.125%, 4/15/06	240	244
6.875%, 5/1/12	305	345
Toyota Motor Credit Corp.
5.65%, 1/15/07	385	394
Union Pacific Corp.
3.625%, 6/1/10	110	106
6.625%, 2/1/08	65	69
6.79%, 11/9/07	400	424
United Technologies Corp.
4.375%, 5/1/10	480	485
UnitedHealth Group, Inc.
4.125%, 8/15/09	120	120
5.20%, 1/17/07	25	25
7.50%, 11/15/05	200	202
Verizon Global Funding Corp.
6.125%, 6/15/07	445	462
7.25%, 12/1/10	140	159
Verizon New England, Inc.
6.50%, 9/15/11	200	218
WellPoint Health Networks, Inc.
6.375%, 6/15/06	215	220
WellPoint, Inc.
6.80%, 8/1/12	115	130
Weyerhaeuser Co.
6.125%, 3/15/07	50	51
WPP Finance UK Corp.
5.875%, 6/15/14	205	217
		23,397
Sovereign (0.8%)
Province of Quebec Canada
6.125%, 1/22/11	550	602
United Mexican States
8.375%, 1/14/11	1,005	1,172
8.625%, 3/12/08	385	427
		2,201
U.S. Treasury Securities (25.9%)
U.S. Treasury Notes
3.125%, 5/15/07	14,500	14,367
3.50%, 11/15/06	5,500	5,495
3.875%, 2/15/13	10,950	10,967
4.25%, 8/15/13	22,650	23,223
6.50%, 2/15/10	7,550	8,428
U.S. Treasury Strips
IO
4.42%, 2/15/25	6,340	2,689
PO
2/15/25-2/15/27	5,880	2,411
		67,580
Utilities (2.1%)
Appalachian Power Co.
3.60%, 5/15/08	355	349
Arizona Public Service Co.
5.80%, 6/30/14	280	301
6.75%, 11/15/06	165	171
Carolina Power & Light Co.

5.125%, 9/15/13		245	253
CC Funding Trust I
6.90%, 2/16/07		70	73
Cincinnati Gas & Electric Co.
5.70%, 9/15/12		305	326
Columbus Southern Power Co.
4.40%, 12/1/10		100	99
Consolidated Natural Gas Co.
5.00%, 12/1/14		570	578
5.375%, 11/1/06		610	619
6.25%, 11/1/11		75	82
Detroit Edison Co.
4.80%, 2/15/15	(e)	495	499
6.125%, 10/1/10		100	108
Entergy Gulf States, Inc.
3.60%, 6/1/08		75	73
3.73%, 12/1/09	(h)	215	216
Exelon Corp.
6.75%, 5/1/11		135	150
FPL Group Capital, Inc.
3.25%, 4/11/06		275	274
NiSource Finance Corp.
3.854%, 11/23/09	(h)	165	166
Pacific Gas & Electric Co.
4.80%, 3/1/14		365	367
Public Service Electric & Gas Co.
5.00%, 1/1/13		145	150
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(e)	220	263
Sempra Energy
4.621%, 5/17/07		140	141
TXU Energy Co. LLC
6.125%, 3/15/08		125	130
Wisconsin Electric Power Co.
3.50%, 12/1/07		35	34
			5,422
Total Fixed Income Securities (Cost $243,562)			244,628

		Shares
Preferred Stock (0.1%)
Mortgages - Other (0.1%)
Home Ownership Funding Corp.
13.331% (Cost $202)	(e) (g)	650	219

		Face
		Amount	Value
		(000)	(000)
Short-Term Investments (10.9%)
Discount Notes (9.8%)
Federal Home Loan Bank,
3.1%, 7/8/05	$4,000		3,997
3.3%, 8/12/05		8,000	7,971
Federal National Mortgage Association,
3.09%, 7/1/05		5,000	4,999
3.1%, 7/11/2005		3,500	3,497
Govt. of United States,
3.1%, 7/12/2005		5,000	4,995
			25,459
Repurchase Agreement (1.1%)

J.P. Morgan Securities, Inc., 3.40%,
dated 6/30/05, due 7/1/05,
repurchase price $2,789	(f)	2,789	2,789
U.S. Treasury Securities (0.0%)
U.S. Treasury Bills
3.0%, 7/14/05	(j)	100	100
Total Short-Term Investments (Cost $28,350)			28,348
Total Investments + (104.6%) (Cost $272,114)			273,195
Liabilities in Excess of Other Assets (-4.6%)			(11,987)
Net Assets (100%)			$261,208

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv FI	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
+

At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $272,114,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,081,000 of which $2,755,000 related to appreciated securities and $1,674,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
10yr. Note	143	$16,226	Sep-05	$177
U.S. Treasury
Long Bond	36	4,275	Sep-05	89
Short:
U.S. Treasury
2yr. Note	237	49,222	Sep-05	30
U.S. Treasury
5yr. Note	43	4,682	Sep-05	@—
				$296

International Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2005 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (94.7%)
Austria (2.9%)
Austria Government Bond
5.875%, 7/15/06	EUR	3,800	$4,778
Bermuda (0.2%)
Adecco Financial Service Bermuda Ltd.
6.00%, 3/15/06	225		279
Canada (4.3%)
Government of Canada
1.90%, 3/23/09	JPY	750,000	7,190
Cayman Islands (0.7%)
Altria Finance Cayman Islands Ltd.
5.625%, 6/24/08	EUR	220	286
Hutchison Whampoa International Ltd.
6.50%, 2/13/13	$150		163
MBNA America European Structured Offerings
5.125%, 4/19/08	DEM	511	664
			1,113
Denmark (2.7%)
Denmark Government Bond
5.00%, 8/15/05	DKK	28,200	4,595
France (19.8%)
Compagnie Generale des Etablissements Michelin
6.375%, 12/3/33	EUR	(h) 180	243
Crown Euro Holdings SA
6.25%, 9/1/11	120		154
France Telecom S.A.
7.00%, 12/23/09	250		355
8.125%, 1/28/33	100		187
Government of France O.A.T.
6.50%, 4/25/11	11,855		17,318
8.50%, 10/25/19	7,650		14,636
Vivendi Environnement
5.875%, 6/27/08	250		331
			33,224
Germany (18.9%)
Bundesobligation
4.00%, 2/16/07	7,650		9,547
Deutsche Bundesrepublik
6.00%, 1/5/06	6,500		8,019
6.25%, 1/4/24	8,510		14,071
			31,637
Guernsey (0.3%)
ABB International Finance Ltd.
11.00%, 1/15/08	310		443
Ireland (2.7%)
Depfa ACS Bank
0.75%, 9/22/08	JPY	500,000	4,598
Italy (5.2%)
Republic of Italy

0.65%, 3/20/09	860,000		7,900
Republic of Italy BTPS
9.50%, 2/1/06	EUR	@—	@—
Telecom Italia Finance N.V.
7.25%, 4/24/12	250		368
7.75%, 1/24/33	220		371
			8,639
Japan (10.2%)
Development Bank of Japan
1.60%, 6/20/14	JPY	280,000	2,659
Government of Japan
0.60%, 3/20/10	410,000		3,737
1.10%, 9/20/12	646,000		5,970
Japan Bank for International Cooperation
0.35%, 3/19/08	520,000		4,730
			17,096
Luxembourg (0.2%)
Tyco International Group S.A.
6.125%, 4/4/07	EUR	270	349
Multi-Country (6.2%)
Inter-American Development Bank
1.90%, 7/8/09	JPY	545,000	5,258
International Bank for Reconstruction & Development
2.00%, 2/18/08	545,000		5,142
			10,400
Netherlands (1.2%)
Allianz Finance BV
6.125%, 5/31/22	EUR	(h) 220	312
Deutsche Telekom International Finance BV
8.125%, 5/29/12	400		628
Koninklijke Ahold N.V.
5.875%, 5/9/08	280		362
Munich Re Finance BV
6.75%, 6/21/23	(h)	300	434
RWE Finance BV
5.50%, 10/26/07	23		30
VNU N.V.
6.625%, 5/30/07	250		326
			2,092
Russia (0.1%)
Russian Federation
5.00%, 3/31/30	$	(g) 145	163
Spain (0.0%)
Government of Spain
5.15%, 7/30/09	EUR	@—	@—
Sweden (0.1%)
Telefonaktiebolaget LM Ericsson
6.75%, 11/28/10	170		231
United Kingdom (6.0%)
Allied Domecq
6.625%, 4/18/11	GBP	190	356
Aviva plc
5.25%, 10/2/23	EUR	(h) 320	429
Bat International Finance plc
4.875%, 2/25/09	355		459
Royal Bank of Scotland plc
4.50%, 1/28/16	(h)	370	479

United Kingdom Treasury Bond
5.00%, 9/7/14	GBP	4,150	7,913
WPP Group plc
6.00%, 6/18/08	EUR	300	398
			10,034
United States (13.0%)
Corning, Inc.
6.25%, 2/18/10	145		196
Federal National Mortgage Association
1.75%, 3/26/08	JPY	920,000	8,659
Ford Motor Credit Co.
5.75%, 1/12/09	EUR	680	810
General Electric Capital Corp.
0.75%, 2/5/09	JPY	475,000	4,346
General Motors Acceptance Corp.
5.375%, 6/6/11	EUR	350	380
6.00%, 7/3/08	240		284
General Motors Corp.
7.25%, 7/3/13	250		262
Household Finance Corp.
5.125%, 6/24/09	300		397
KFW International Finance
2.05%, 9/21/09	JPY	540,000	5,237
Owens-Brockway
6.75%, 12/1/14	EUR	(b) 190	233
Pemex Project Funding Master Trust
6.625%, 4/4/10	175		240
Xerox Corp.
9.75%, 1/15/09	305		439
Zurich Finance USA Inc
0.00%, 10/2/23	(h)	200	271
			21,754
Total Fixed Income Securities (Cost $147,138)			158,615
Short-Term Investment (0.2%)
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
3.00%, 7/14/05 (Cost $300)	(j)	300	300
Total Investments +(94.9%) (Cost $147,438)			158,915
Other Assets Less Liabilities (5.1%)			8,529
Net Assets (100%)			$167,444

(b)	Issuer is in default.
(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Face Amount/Value is less than $500.
+

At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $147,438,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $11,477,000 of which $13,373,000 related to appreciated securities and $1,896,000 related to depreciated securities.

DEM	German Mark
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to		Value	Settlement	In Exchange For		Value	(Depreciation)
Deliver (000)		(000)	Date	(000)		(000)	(000)
CAD	600	$490	7/22/2005	USD	485	$485	$(5)
DKK	3,445	561	9/21/2005	USD	568	568	7
DKK	15,500	2,525	9/21/2005	USD	2,556	2,556	31
EUR	125	151	7/26/2005	USD	164	164	13
EUR	2,430	2,943	7/26/2005	USD	3,184	3,184	241
EUR	750	908	7/26/2005	USD	947	947	39
EUR	2,800	3,391	7/26/2005	USD	3,450	3,450	59
EUR	350	424	7/26/2005	USD	429	429	5
GBP	377	676	7/5/2005	USD	681	681	5
JPY	86,707	782	7/5/2005	USD	785	785	3
JPY	297,000	2,687	8/10/2005	USD	2,757	2,757	70
JPY	90,000	814	8/10/2005	USD	830	830	16
USD	657	657	8/23/2005	AUD	870	660	3
USD	4,422	4,422	7/22/2005	CAD	5,470	4,466	44
USD	1,928	1,928	8/9/2005	CHF	2,290	1,792	(136)
USD	1,219	1,219	7/26/2005	EUR	1,000	1,211	(8)
USD	920	920	7/26/2005	EUR	750	908	(12)
USD	2,448	2,448	7/26/2005	EUR	2,000	2,422	(26)
USD	2,189	2,189	9/23/2005	GBP	1,205	2,154	(35)
USD	270	270	9/23/2005	GBP	150	268	(2)
USD	2,856	2,856	8/10/2005	JPY	297,000	2,687	(169)
USD	3,329	3,329	8/10/2005	JPY	346,000	3,131	(198)
USD	936	936	8/10/2005	JPY	103,000	932	(4)
USD	1,830	1,830	8/18/2005	SEK	13,335	1,711	(119)
		$39,356				$39,178	$(178)

AUD	- Australian Dollar
CAD	- Canadian Dollar
CHF	- Swiss Franc
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
JPY	- Japanese Yen
SEK	- Swedish Krona
USD	- U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
Eurex 10 year
Euro Bund	89	$13,302	Sep-05	$137

Limited Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2005 (unaudited)

Face
Amount	Value
(000)	(000)
Fixed Income Securities (98.7.%)
Agency Adjustable Rate Mortgages (3.4%)
Federal Home Loan Mortgage Corporation,
Adjustable Rate Mortgages:
3.594%, 7/1/34	$	(h)	2,498	$2,466
4.352%, 10/1/33	(h)	6,785	6,741
4.375%, 7/1/35	(h)	6,449	6,462
Federal National Mortgage Association,
Adjustable Rate Mortgages:
3.673%, 7/1/34	2,609	2,607
3.801%, 6/1/34	1,665	1,673
4.245%, 5/1/35	5,762	5,793
4.249%, 2/1/35	1,870	1,880
4.554%, 5/1/35	7,741	7,775
Government National Mortgage Association,
Adjustable Rate Mortgages:
3.375%, 4/20/25-6/20/25	(h)	445	452
3.75%, 7/20/27-9/20/27	(h)	232	236
4.125%, 12/20/25-12/20/27	(h)	238	243
4.375%, 1/20/25-1/20/28	(h)	479	487
36,815
Agency Fixed Rate Mortgages (2.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
10.00%, 4/1/10-10/1/20	205	229
11.00%, 5/1/20	11	12
11.50%, 5/1/13-1/1/18	42	46
Gold Pools:
6.50%, 9/1/19-11/1/29	467	486
7.00%, 3/1/32	6	7
7.50%, 11/1/19-11/1/32	3,518	3,770
8.50%, 8/1/28	94	103
10.00%, 10/1/21	18	20
10.50%, 1/1/19-10/1/20	80	86
11.50%, 8/1/10	15	17
12.00%, 6/1/15-9/1/15	55	61
Federal National Mortgage Association,
Conventional Pools:
6.50%, 3/1/18-4/1/33	5,423	5,628
7.00%, 5/1/26-12/1/33	2,721	2,871
7.50%, 9/1/29-7/1/32	6,680	7,140
8.00%, 12/1/29-8/1/31	410	441
9.50%, 11/1/20	53	59
10.00%, 12/1/15-9/1/16	128	141
10.50%, 12/1/16	31	34
11.00%, 7/1/20	24	27
11.50%, 11/1/19	45	50
12.00%, 8/1/20	5	5
12.50%, 2/1/15	28	31
July TBA:
7.50%, 7/25/35	(i)	900	962

Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16-1/15/17	185	202
9.50%, 12/15/17-12/15/21	338	374
10.00%, 11/15/09-7/15/22	704	799
10.50%, 11/15/18-8/15/21	75	86
11.00%, 1/15/10-1/15/21	393	437
11.50%, 2/15/13-11/15/19	244	274
		24,398
Asset Backed Corporates (38.9%)
American Express Credit Account Master Trust
1.69%, 1/15/09	4,210	4,126
5.53%, 10/15/08	2,850	2,885
AmeriCredit Automobile Receivables Trust
2.07%, 8/6/08	3,450	3,399
Asset Backed Funding Certificates
3.444%, 6/25/22	(h) 2,080	2,082
3.504%, 6/25/25	(h) 2,955	2,957
4.25%, 6/25/35	(g) 9,125	9,124
Banc of America Securities Auto Trust
3.99%, 8/18/09	6,500	6,502
Bank One Issuance Trust
2.94%, 6/16/08	4,850	4,843
3.86%, 6/15/11	4,200	4,181
BMW Vehicle Owner Trust
2.67%, 3/25/08	6,150	6,096
4.04%, 2/25/09	9,900	9,923
4.46%, 5/25/07	1,940	1,944
Capital Auto Receivables Asset Trust
2.64%, 3/17/08	1,817	1,804
4.05%, 7/15/09	6,275	6,287
4.50%, 10/15/07	1,012	1,013
Capital One Multi-Asset Execution Trust
4.05%, 2/15/11	4,750	4,760
Caterpillar Financial Asset Trust
3.90%, 2/25/09	5,375	5,370
Chase Credit Card Master Trust
5.50%, 11/17/08	5,360	5,452
Chase Manhattan Auto Owner Trust
2.83%, 9/15/10	6,700	6,546
2.94%, 6/15/10	5,100	5,015
4.21%, 1/15/09	1,794	1,799
4.24%, 9/15/08	2,285	2,290
CIT Equipment Collateral
3.50%, 9/20/08	4,725	4,669
Citibank Credit Card Issuance Trust
2.70%, 1/15/08	3,700	3,681
6.90%, 10/15/07	5,710	5,766
7.45%, 9/15/07	1,265	1,275
CNH Equipment Trust
4.02%, 4/15/09	4,875	4,878
Countrywide Assets-Backed Certificates
4.367%, 11/25/35	(h) 8,000	7,999
Daimler Chrysler Auto Trust
2.58%, 4/8/09	6,000	5,861
2.86%, 3/9/09	7,725	7,602
3.09%, 1/8/08	4,550	4,526
3.49%, 12/8/08	7,800	7,752
4.04%, 9/8/09	4,800	4,808
4.49%, 10/6/08	2,770	2,778
Fifth Third Auto Trust
3.19%, 2/20/08	2,350	2,332

Fleet Credit Card Master Trust II
2.75%, 4/15/08	5,450	5,439
Ford Credit Auto Owner Trust
3.13%, 11/15/06	3,809	3,805
3.48%, 11/15/08	7,500	7,456
3.79%, 9/15/06	2,967	2,970
4.17%, 1/15/09	4,350	4,363
4.75%, 8/15/06	413	414
GSAMP Trust
3.434%, 2/25/35	(h) 2,759	2,761
Harley-Davidson Motorcycle Trust
2.63%, 11/15/10	2,896	2,854
2.76%, 5/15/11	4,100	4,047
3.09%, 6/15/10	2,362	2,347
3.56%, 2/15/12	4,800	4,764
3.76%, 12/17/12	7,625	7,583
4.07%, 2/15/12	4,400	4,406
4.50%, 1/15/10	2,723	2,737
Honda Auto Receivables Owner Trust
2.40%, 2/21/08	7,250	7,158
2.48%, 7/18/08	3,850	3,807
2.70%, 3/17/08	2,000	1,984
2.77%, 11/21/08	5,140	5,048
3.53%, 10/21/08	5,400	5,368
3.93%, 1/15/09	3,500	3,499
4.49%, 9/17/07	2,300	2,306
Hyundai Auto Receivables Trust
2.33%, 11/15/07	1,400	1,390
2.97%, 5/15/09	5,200	5,137
3.98%, 11/16/09	4,000	3,998
John Deere Owner Trust
2.32%, 12/17/07	1,725	1,700
Massachusetts RRB Special Purpose Trust
3.78%, 9/15/10	5,450	5,427
MBNA Credit Card Master Note Trust
2.70%, 9/15/09	7,150	7,000
Merrill Auto Trust Securitization
4.10%, 8/25/09	7,000	7,004
Merrill Lynch Mortgage Investors, Inc.
3.414%, 9/25/35	(h) 3,486	3,489
3.514%, 8/25/35	(h) 3,489	3,492
National City Auto Receivables Trust
2.88%, 5/15/11	6,770	6,614
New Century Home Equity Loan Trust
3.454%, 2/25/35	(h) 3,886	3,889
4.461%, 8/25/35	(g) 5,219	5,223
Nissan Auto Receivables Owner Trust
2.76%, 7/15/09	4,500	4,392
3.54%, 10/15/08	4,475	4,448
3.99%, 7/15/09	8,700	8,707
4.60%, 9/17/07	1,357	1,360
Onyx Acceptance Grantor Trust
3.69%, 5/15/09	3,300	3,285
PG&E Energy Recovery Funding LLC
3.87%, 6/25/11	3,375	3,375
Residential Asset Mortgage Products, Inc.
3.424%, 1/25/35	(h) 3,401	3,404
Residential Asset Securities Corp.
3.484%, 7/25/21	(h) 3,385	3,388
Saxon Asset Securities Trust

3.424%, 5/25/35	(h) 2,781	2,783
TXU Electric Delivery Transition Bond Co. LLC
3.52%, 11/15/11	5,260	5,204
USAA Auto Owner Trust
2.67%, 10/15/10	6,000	5,864
3.03%, 6/16/08	2,300	2,280
3.16%, 2/17/09	7,000	6,929
3.58%, 2/15/11	3,000	2,975
3.90%, 7/15/09	6,375	6,370
4.00%, 12/15/09	11,600	11,615
Volkswagen Auto Lease Trust
3.82%, 5/20/08	3,700	3,695
Wachovia Auto Owner Trust
2.91%, 4/20/09	4,950	4,888
3.19%, 6/20/08	6,850	6,805
4.06%, 9/21/09	3,900	3,908
Wells Fargo Home Equity Trust
3.484%, 2/25/18	(h) 3,872	3,875
Whole Auto Loan Trust
2.58%, 3/15/10	6,900	6,783
World Omni Auto Receivables Trust
3.29%, 11/12/08	4,625	4,589
3.54%, 6/12/09	3,400	3,378
		416,104
Collateralized Mortgage Obligations- Agency Collateral Series (1.1%)
Banc of America Mortgage Securities
4.994%, 6/25/35	(h) 9,773	9,779
Federal Home Loan Mortgage Corporation
5.50%, 2/15/12	2,248	2,258
		12,037
Federal Agency (9.6%)
Federal Home Loan Bank System
3.25%, 12/17/07	36,150	35,658
Federal Home Loan Mortgage Corporation
2.75%, 8/15/06	67,520	66,776
		102,434
Finance (13.1%)
ABN Amro Bank N.V.
3.31%, 5/11/07	(h) 2,345	2,348
Allstate Financial Global Funding II
2.625%, 10/22/06	(e) 1,380	1,355
Allstate Life Global Funding Trusts
4.50%, 5/29/09	690	698
American General Finance Corp.
4.625%, 5/15/09-9/1/10	1,485	1,494
5.875%, 7/14/06	1,810	1,842
AXA Financial, Inc.
6.50%, 4/1/08	460	487
Bank of America Corp.
3.375%, 2/17/09	2,595	2,531
3.875%, 1/15/08	860	857
4.75%, 10/15/06	2,245	2,269
5.25%, 2/1/07	525	536
Bank of New York Co., Inc. (The)
5.20%, 7/1/07	565	576
Bank One Corp.
6.00%, 2/17/09	664	700
Bank One N.A. Illinois
3.319%, 5/5/06	(h) 1,000	1,001
5.50%, 3/26/07	1,805	1,849

BB&T Corp.
3.42%, 6/4/07	(h) 4,580	4,590
CIT Group, Inc.
2.875%, 9/29/06	625	616
3.44%, 11/4/05	(h) 1,700	1,701
3.65%, 11/23/07	870	858
6.50%, 2/7/06	1,890	1,919
7.375%, 4/2/07	680	717
Citicorp
6.375%, 11/15/08	1,000	1,067
6.75%, 8/15/05	650	652
Citigroup Global Markets Holdings, Inc.
3.50%, 12/12/06	(h) 1,050	1,052
Citigroup, Inc.
5.50%, 8/9/06	1,115	1,133
5.75%, 5/10/06	1,520	1,543
Countrywide Home Loans, Inc.
3.25%, 5/21/08	1,980	1,924
EOP Operating LP
6.763%, 6/15/07	1,945	2,032
8.375%, 3/15/06	1,655	1,704
FleetBoston Financial Corp.
7.25%, 9/15/05	1,160	1,168
General Electric Capital Corp.
4.25%, 12/1/10	850	848
5.00%, 6/15/07	800	814
5.375%, 3/15/07	4,415	4,512
Genworth Financial, Inc.
3.56%, 6/15/07	(h) 4,990	5,002
Goldman Sachs Group, Inc.
4.125%, 1/15/08	2,850	2,850
Hartford Financial Services Group, Inc.
2.375%, 6/1/06	1,035	1,017
HSBC Finance Corp.
4.125%, 12/15/08	760	756
5.875%, 2/1/09	1,010	1,061
6.375%, 10/15/11	285	312
6.40%, 6/17/08	1,590	1,685
6.75%, 5/15/11	630	700
Huntington National Bank
2.75%, 10/16/06	2,180	2,146
ING Security Life Institutional Funding Corp.
2.70%, 2/15/07	(e) 1,490	1,451
International Lease Finance Corp.
2.95%, 5/23/06	355	352
3.75%, 8/1/07	535	531
4.625%, 6/2/08	1,055	1,064
John Deere Capital Corp.
4.50%, 8/22/07	2,445	2,463
John Hancock Financial Services, Inc.
5.625%, 12/1/08	2,600	2,719
John Hancock Global Funding II
5.625%, 6/27/06	(e) 1,390	1,411
7.90%, 7/2/10	(e) 625	728
JPMorgan Chase & Co.
5.25%, 5/30/07	780	797
6.00%, 2/15/09	305	323
7.00%, 11/15/09	315	347
Key Bank N.A.
7.125%, 8/15/06	1,535	1,584

Lehman Brothers Holdings, Inc.
8.25%, 6/15/07	4,105	4,423
Mantis Reef Ltd.
4.692%, 11/14/08	(e) 2,020	2,028
Marsh & McLennan Cos., Inc.
5.375%, 3/15/07	2,845	2,883
MBNA Corp.
3.64%, 5/5/08	(h) 1,465	1,475
5.625%, 11/30/07	1,040	1,075
6.125%, 3/1/13	1,795	1,959
Metropolitan Life Global Funding I
3.375%, 10/5/07	(e) 5,315	5,226
Monumental Global Funding II
3.85%, 3/3/08	(e) 2,226	2,208
6.05%, 1/19/06	(e) 3,215	3,252
Nationwide Building Society
2.625%, 1/30/07	(e) 3,205	3,138
Pricoa Global Funding I
3.90%, 12/15/08	(e) 2,500	2,474
Prudential Funding LLC
6.60%, 5/15/08	(e) 845	902
Prudential Insurance Co. of America
6.375%, 7/23/06	(e) 2,185	2,236
SLM Corp.
4.00%, 1/15/10	2,930	2,897
Sovereign Bank
4.00%, 2/1/08	235	233
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	1,705	1,727
Suntrust Bank
7.25%, 9/15/06	2,670	2,758
TIAA Global Markets, Inc.
3.875%, 1/22/08	(e) 7,885	7,840
5.00%, 3/1/07	(e) 500	507
U.S. Bancorp
5.10%, 7/15/07	980	1,000
U.S. Bank N.A.
2.85%, 11/15/06	915	900
3.70%, 8/1/07	350	348
Wachovia Corp.
3.625%, 2/17/09	960	945
4.95%, 11/1/06	1,695	1,714
6.875%, 9/15/05	1,825	1,836
Washington Mutual, Inc.
7.50%, 8/15/06	425	440
8.25%, 4/1/10	1,648	1,895
Wells Fargo & Co.
3.45%, 3/3/06	(h) 1,360	1,361
World Financial Properties
6.91%, 9/1/13	(e) 2,227	2,415
6.95%, 9/1/13	(e) 945	1,024
		139,811
Industrials (9.0%)
Aetna, Inc.
7.375%, 3/1/06	1,540	1,572
7.875%, 3/1/11	1,155	1,350
Altria Group, Inc.
5.625%, 11/4/08	1,370	1,422
7.65%, 7/1/08	510	556
American Honda Finance Corp.

3.85%, 11/6/08	(e) 2,175	2,157
Caterpillar Financial Services Corp.
3.625%, 11/15/07	2,240	2,213
Cendant Corp.
6.25%, 1/15/08	1,295	1,352
Clorox Co.
3.525%, 12/14/07	(h) 2,145	2,149
Comcast Cable Communications
6.875%, 6/15/09	700	763
8.375%, 5/1/07	275	295
Comcast Corp.
5.85%, 1/15/10	900	953
ConAgra Foods, Inc.
6.00%, 9/15/06	1,858	1,890
Conoco Funding Co.
5.45%, 10/15/06	2,315	2,357
Consumers Energy Co.
4.80%, 2/17/09	920	932
Cooper Industries, Inc.
5.25%, 7/1/07	1,080	1,100
COX Communications, Inc.
3.95%, 12/14/07	(h) 904	909
7.75%, 8/15/06	500	516
CVS Corp.
5.625%, 3/15/06	585	591
DaimlerChrysler N.A. Holding Corp.
4.05%, 6/4/08	770	759
6.40%, 5/15/06	1,910	1,948
8.00%, 6/15/10	85	96
Deutsche Telekom International Finance BV
8.50%, 6/15/10	1,805	2,094
Federated Department Stores, Inc.
6.30%, 4/1/09	790	840
6.625%, 9/1/08	1,290	1,377
FedEx Corp.
2.65%, 4/1/07	385	375
6.875%, 2/15/06	525	534
Ford Motor Credit Co.
6.875%, 2/1/06	2,790	2,818
General Mills, Inc.
3.875%, 11/30/07	360	357
General Motors Acceptance Corp.
4.50%, 7/15/06	1,665	1,643
6.75%, 1/15/06	60	61
GTE Corp.
6.36%, 4/15/06	2,207	2,245
Honeywell International, Inc.
5.125%, 11/1/06	2,860	2,897
6.875%, 10/3/05	1,020	1,027
Hyatt Equities LLC
6.875%, 6/15/07	(e) 1,430	1,476
ICI Wilmington, Inc.
4.375%, 12/1/08	740	735
International Paper Co.
3.80%, 4/1/08	990	973
John Deere Capital Corp.
3.375%, 10/1/07	1,555	1,530
Johnson Controls, Inc.
5.00%, 11/15/06	915	927
Kraft Foods, Inc.

4.00%, 10/1/08	910	904
5.25%, 6/1/07	1,940	1,979
Kroger Co. (The)
7.625%, 9/15/06	3,480	3,619
Lenfest Communications, Inc.
7.625%, 2/15/08	185	199
Lowe’s Cos., Inc.
7.50%, 12/15/05	1,015	1,031
Marriott International, Inc.
7.875%, 9/15/09	2,285	2,581
Masco Corp.
4.625%, 8/15/07	485	488
6.75%, 3/15/06	790	804
May Department Stores Co. (The)
3.95%, 7/15/07	1,800	1,788
6.875%, 11/1/05	960	969
McDonnell Douglas Corp.
6.875%, 11/1/06	675	696
MeadWestvaco Corp.
2.75%, 12/1/05	680	677
Miller Brewing Co.
4.25%, 8/15/08	(e) 1,495	1,490
Mohawk Industries, Inc.
6.50%, 4/15/07	855	886
Norfolk Southern Corp.
7.35%, 5/15/07	1,016	1,073
Northrop Grumman Corp.
4.079%, 11/16/06	940	938
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	460	448
Raytheon Co.
6.75%, 8/15/07	353	371
8.30%, 3/1/10	520	603
Safeway, Inc.
6.15%, 3/1/06	2,607	2,635
Sappi Papier Holding AG
6.75%, 6/15/12	(e) 770	824
Sealed Air Corp.
6.95%, 5/15/09	(e) 380	411
Southwest Airlines Co.
5.496%, 11/1/06	820	834
Target Corp.
5.95%, 5/15/06	3,285	3,337
TCI Communications, Inc.
8.00%, 8/1/05	525	527
Telecom Italia Capital S.A.
4.00%, 11/15/08	640	630
4.00%, 1/15/10	(e) 345	336
Textron Financial Corp.
4.125%, 3/3/08	950	949
Time Warner, Inc.
6.125%, 4/15/06	1,835	1,864
6.15%, 5/1/07	670	694
Union Pacific Corp.
3.625%, 6/1/10	480	462
6.79%, 11/9/07	2,575	2,726
UnitedHealth Group, Inc.
4.125%, 8/15/09	800	797
5.20%, 1/17/07	115	117
7.50%, 11/15/05	2,155	2,180

Verizon Global Funding Corp.
6.125%, 6/15/07	2,475	2,568
7.25%, 12/1/10	1,140	1,294
WellPoint Health Networks, Inc.
6.375%, 6/15/06	1,330	1,359
WellPoint, Inc.
4.875%, 8/1/05	1,720	1,721
Weyerhaeuser Co.
6.00%, 8/1/06	60	61
6.125%, 3/15/07	354	364
		96,023
Mortgages - Other (9.2%)
American Home Mortgage Investment Trust
4.34%, 2/25/44
Banc of America Mortgage Securities	(h) 3,220	3,209
3.693%, 7/25/34
4.411%, 1/25/35	(h) 1,579	1,572
Citigroup Mortgage Loan Trust, Inc.	(h) 6,315	6,291
4.021%, 9/25/34
4.858%, 8/25/34	(h) 3,138	3,144
Countrywide Alternative Loan Trust	(h) 2,603	2,613
3.714%, 2/25/35-4/25/35
3.814%, 5/25/35	(h) 9,944	9,917
Countrywide Home Loan Mortgage	(h) 9,818	9,852
4.693%, 11/20/34
Downey Savings & Loan Association Mortgage Loan Trust	(h) 3,251	3,260
3.51%, 3/19/45
Federal Home Loan Mortgage Corporation	(h) 9,811	9,751
8.00%, 7/15/06
Federal National Mortgage Association	69	69
4.491%, 4/1/35
5.50%, 1/25/24	4,455	4,500
6.50%, 6/25/35	5,807	5,903
First Horizon Alternative Mortgage Securities	3,668	3,876
3.814%, 4/25/35
First Horizon Asset Securities, Inc.	(h) 9,514	9,517
3.718%, 6/25/34
5.18%, 10/25/34	(h) 886	875
Merrill Lynch Mortgage Investors, Inc.	(h) 1,734	1,734
3.819%, 7/25/34
Wells Fargo Mortgage Backed Securities Trust	(h) 1,917	1,912
3.387%, 7/25/34
3.453%, 9/25/34	(h) 1,099	1,104
4.111%, 6/25/35	(h) 4,341	4,347
4.596%, 12/25/34	(h) 8,933	8,886
	(h) 6,184	6,193
Sovereign (0.6%)		98,525
Province of Quebec Canada
5.50%, 4/11/06
6.125%, 1/22/11	1,645	1,669
United Mexican States	845	924
8.375%, 1/14/11
8.625%, 3/12/08	2,385	2,782
	1,265	1,404
U.S. Treasury Securities (8.3%)		6,779
U.S. Treasury Notes
3.125%, 5/15/07
3.50%, 11/15/06	31,000	30,717
4.625%, 5/15/06	20,000	19,984
5.625%, 2/15/06	13,000	13,126
	24,900	25,251
		89,078

Utilities (3.2%)
Appalachian Power Co.
3.60%, 5/15/08		1,350	1,326
Carolina Power & Light Co.
6.80%, 8/15/07		2,750	2,892
CC Funding Trust I
6.90%, 2/16/07		1,595	1,662
Columbus Southern Power Co.
4.40%, 12/1/10		1,460	1,453
Consolidated Natural Gas Co.
5.375%, 11/1/06		3,840	3,900
DTE Energy Co.
6.45%, 6/1/06		2,660	2,715
Duke Energy Corp.
3.75%, 3/5/08		855	845
Entergy Gulf States, Inc.
3.60%, 6/1/08		445	436
3.73%, 12/1/09	(h)	1,015	1,018
Exelon Corp.
6.75%, 5/1/11		860	956
FPL Group Capital, Inc.
3.25%, 4/11/06		2,905	2,891
NiSource Finance Corp.
3.854%, 11/23/09	(h)	975	980
Pacific Gas & Electric Co.
3.60%, 3/1/09		1,670	1,633
Peco Energy Co.
3.50%, 5/1/08		1,630	1,602
Pinnacle West Capital Corp.
6.40%, 4/1/06		2,910	2,950
Public Service Electric & Gas Co.
3.577%, 6/23/06	(h)	3,470	3,471
Ras Laffan Liquefied Natural Gas Co., Ltd.
7.628%, 9/15/06	(e)	149	153
Sempra Energy
4.75%, 5/15/09		2,460	2,484
Wisconsin Electric Power Co.
3.50%, 12/1/07		835	822
			34,189
Total Fixed Income Securities (Cost $1,062,051)			1,056,193
		Shares
Preferred Stocks (0.1%)
Mortgages - Other (0.1%)
Home Ownership Funding Corp.
13.331% (Cost $559)	(e)(h)	1,800	607

		Face
		Amount
		(000)
Short-Term Investments (2.3%)
Discount Notes (1.4%)
Federal Home Loan Bank
3.30%, 8/12/05	$15,000		14,946
Repurchase Agreement (0.9%)
J.P. Morgan Securities, Inc., 3.40%,
dated 6/30/05, due 7/1/05,
repurchase price $9,293	(f)	9,292	9,292
U.S. Treasury Securities (0.0%)
U.S. Treasury Bills
3.00%, 7/14/05	(j)	600	599
Total Short-Term Investments (Cost $24,837)			24,837
Total Investments +(101.1%) (Cost $1,087,447)			1,081,637
Liabilities in Excess of Other Assets (-0.1%)			(11,749)
Net Assets (100%)			$1,069,888

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
TBA	To be announced
+

At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $1,087,447,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $5,810,000 of which $1,610,000 related to appreciated securities and $7,420,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2yr. Note	100	$20,769	Sep-05	$(14)
Short:
U.S. Treasury
5yr. Note	586	63,810	Sep-05	(103)
U.S. Treasury
10yr. Note	156	17,701	Sep-05	(199)
				$(316)

Municipal Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2005 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (106.2%)
Municipal Bonds (92.6%)
Abilene Independent School District General Obligation Bonds (PSFG)
5.00%, 2/15/14	$1,875		$2,072
Abilene, TX Health Facilities Development Corp. SAVRS Revenue Bonds (MBIA)
3.05%, 9/19/25	(h)	4,000	4,000
Alameda, CA Unified School District General Obligaton Bonds (FSA)
Zero Coupon, 8/1/33		9,915	2,522
Allegheny County, PA Sanitation Authority Revenue Bonds (MBIA)
5.00%, 12/1/14		2,000	2,233
Allegheny County, PA Hospital Development Authority Revenue Bonds
9.25%, 11/15/15		1,300	1,571
Allegheny County, PA Industrial Development Authority Revenue Bonds
4.75%, 12/1/32		525	555
Arlington Texas Independent School District General Obligation Bonds (PSFG)
5.00%, 2/15/14		6,150	6,829
Austin, TX Convention Enterprises, Inc., Revenue Bonds
6.70%, 1/1/28		400	432
Austin, TX Water & Wastewater System Revenue Bonds (MBIA)
5.25%, 11/15/13		4,100	4,608
Badger TOB Asset Securitization Corp., WI, Revenue Bonds
6.125%, 6/1/27		1,205	1,279
Berks County, PA, General Obligation Bonds (FGIC)
Zero Coupon, 5/15/19-11/15/20		2,250	1,212
Brazos River Authority, TX Pollution Collateral Revenue Bonds
5.40%, 10/1/29	(h)	325	349
Brunswick County, NC, General Obligation Bonds (FGIC)
5.00%, 5/1/17		1,700	1,856
Bucks County, PA Water & Sewer Authority Special Obligation Bonds
5.50%, 2/1/08		30	31
Butler & Sedgwick Counties, KS Unified School District General Obligation Bonds (FSA)
5.85%, 9/1/17		1,375	1,543
California State Department of Water Reserve Power Supply Revenue Bonds SAVRS (XLCA)
2.20%, 5/1/22	(h)	3,000	3,000
California State Department of Water Resources Power Supply Revenue Bonds (MBIA)
5.25%, 5/1/12		2,200	2,455
California State General Obligation Bonds
5.25%, 2/1/14		1,375	1,536
California State Public Works Board Revenue Bonds
5.25%, 6/1/13		1,150	1,281
5.50%, 6/1/15		1,275	1,444
Camden, AL Industrial Development Board Revenue Bonds
6.125%, 12/1/24		625	697
Carbon County, PA Industrial Development Authority Revenue Bonds
6.65%, 5/1/10		265	288
Carrollton, TX General Obligation Bonds (FSA)
5.125%, 8/15/16		1,470	1,605
Center Township, PA Sewer Authority Revenue Bonds (MBIA)
Zero Coupon, 4/15/17		615	382
Central Michigan University Revenue Bonds (FGIC)
2.36%, 10/1/15	(h)	5,000	5,000
Chattanooga-Hamilton County, TN Hospital Authority Revenue Bonds, Erlanger Health Systems SAVRS (FSA)
3.05%, 10/1/25	(h)	2,350	2,350
Chelsea, MA Lease Revenue Bonds (FSA)
2.92%, 6/6/23	(h)	3,850	3,850
Chelsea, MA Lease Revenue Bonds Series B SAVRS (FSA)
2.72%, 6/13/23	(h)	4,400	4,400
Cherokee County, GA School Systems, General Obligation Bonds (MBIA)
5.00%, 8/1/13		1,000	1,112
Chicago, IL Board of Education General Obligation Bonds (XLCA)
2.97%, 3/1/22	(h)	3,875	3,875
Chicago, IL General Obligation Bonds (FGIC)
Zero Coupon, 1/1/19		4,000	2,270
Chicago, IL Park District General Obligation Bonds (FGIC)
4.70%, 1/1/20		3,000	3,120
Children’s Trust Fund Revenue Bonds
5.375%, 5/15/33		1,925	1,978
5.75%, 7/1/20		865	918
Clark County, WA School District General Obligation Bonds (FSA)
5.00%, 6/1/13		2,500	2,764
Clear Creek, TX Independent School District (PSFG)
4.50%, 2/15/20		2,000	2,047

5.65%, 2/15/19		1,000	1,112
Cleveland, OH Airport Special Revenue Bonds
5.50%, 12/1/08		750	715
Colorado E470 Public Highway Authority Revenue Bonds (MBIA)
Zero Coupon, 9/1/29		18,900	6,049
Colorado Educational & Cultural Facilities Authority Revenue Bonds (MBIA)
4.375%, 3/1/14		1,400	1,483
4.50%, 3/1/15		1,600	1,699
4.60%, 3/1/16		1,000	1,060
Colorado Health Facilities Authority Revenue Bonds
Zero Coupon, 7/15/20		1,000	520
Commerce, CA Energy Authority Revenue Bonds (MBIA)
5.25%, 7/1/09		1,355	1,473
Cook County, IL School District General Obligation Bonds (MBIA)
Zero Coupon, 12/1/22		4,125	1,881
Corpus Christi, TX Business & Job Development Corp. (AMBAC)
4.875%, 9/1/20		2,745	2,899
5.00%, 9/1/21		1,590	1,711
Council Rock, PA School District General Obligation Bonds (MBIA)
5.00%, 11/15/19		1,285	1,397
Cranberry Township, PA General Obligation Bonds (FGIC)
4.80%, 12/1/18		1,310	1,381
Crandall, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/19-8/15/21		4,315	2,203
Crisp County Development Authority Revenue Bonds
5.55%, 2/1/15		200	216
Crowley, TX Independent School District General Obligation Bonds (PSFG)
5.00%, 8/1/10-8/1/11		3,350	3,647
Crown Point, IN Multi-School Building Corp. Revenue Bonds (MBIA)
Zero Coupon, 1/15/24		5,200	2,234
Cypress-Fairbanks, TX Independent School District General Obligation Bonds (PSFG)
4.55%, 2/15/17		1,400	1,459
4.80%, 2/15/19		1,650	1,726
Dallas, TX Area Rapid Transit Sales Tax Revenue Bonds (FGIC)
4.80%, 12/1/20		2,800	2,930
4.90%, 12/1/21		1,800	1,890
Delaware County, PA Industrial Development Authority Revenue Bonds
6.50%, 1/1/08		200	211
Delta County, MI Economic Development Corp. Revenue Bonds
6.25%, 4/15/27		450	530
Denton, TX Utility System Revenue Bonds (AMBAC)
5.00%, 12/1/16		1,865	2,019
Detroit, MI City School District General Obligation Bonds (FGIC)
5.15%, 5/1/22		2,500	2,738
Director of the State of Nevada Department of Business & Industry Revenue Bonds
5.625%, 12/1/26	(h)	1,100	1,204
Director of the State of Nevada Department of Business & Industry Revenue Bonds (AMBAC)
Zero Coupon, 1/1/21-1/1/23		3,845	1,822
District of Columbia, George Washington University Revenue Bonds (MBIA)
5.50%, 10/1/14		1,500	1,721
Dover, PA Area School District General Obligation Bonds (FGIC)
5.00%, 4/1/16		1,000	1,081
Eagle, IN - Union Middle School Building Revenue Bonds (AMBAC)
4.90%, 7/5/16		1,000	1,063
5.00%, 7/5/17		1,500	1,624
Eanes, TX Independent School District General Obligation Bonds (PSFG)
4.80%, 8/1/19		1,365	1,435
4.875%, 8/1/20		1,525	1,605
East Porter County, IN School Building Corp. Revenue Bonds (MBIA)
4.70%, 7/15/12		1,025	1,089
Edgewood, TX Independent School District (PSFG)
4.75%, 8/15/16		1,310	1,421
4.85%, 8/15/17		880	928
Edinburg, TX Consolidated Independent School District General Obligation Bonds (PSFG)
4.55%, 2/15/17		2,465	2,564
Elizabeth Forward, PA School District (MBIA)
Zero Coupon, 9/1/11		1,250	1,003
Essex County, NJ Utility Authority Revenue Bonds (FSA)
4.80%, 4/1/14		1,005	1,049
Everett, WA Water & Sewer Revenue Bonds (MBIA)
5.00%, 7/1/13-7/1/14		3,340	3,678
Fort Wayne, IN Hospital Authority Hospital Revenue Bonds (MBIA)
4.70%, 11/15/11		1,100	1,164
Frisco, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/20-8/15/22		6,260	3,072
Geneva, IL Industrial Development Revenue Bonds (FSA)
4.80%, 5/1/19		1,705	1,792
4.90%, 5/1/20		700	739
Georgetown County, SC Pollution Control Facility Revenue Bonds

5.125%, 2/1/12		725	769
Georgia State Housing & Financing Authority Revenue Bonds (FHA)
5.875%, 12/1/19		5	5
Gilliam County, OR Solid Waste Disposal Revenue Bonds
4.875%, 7/1/38		1,400	1,456
Girard Area, PA School District General Obligation Bonds (FGIC)
Zero Coupon, 10/1/18-10/1/19		950	541
Grand Prairie, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/14		2,240	1,597
Grapevine, TX Certificates of Obligation General Obligation Bonds (FGIC)
5.75%, 8/15/17		1,000	1,125
Hamilton Ohio Revenue Bonds (FSA)
4.15%, 10/15/15		3,700	3,848
Hawaii State Certificate of Participation General Obligation Bonds (AMBAC)
4.80%, 5/1/12		1,275	1,342
Hillsborough County, FL, Industrial Development Authority Pollution Control Revenue Bonds
4.00%, 5/15/18	(h)	1,625	1,645
Houston, TX Water & Sewer System Revenue Bonds (FSA)
Zero Coupon, 12/1/25		12,350	4,906
Houston, TX General Obligation Bonds (MBIA)
5.00%, 3/1/12		3,400	3,733
Houston, TX Revenue Bonds (MBIA)
5.25%, 5/15/11		2,000	2,209
Illinois Development Finance Authority Revenue Bonds (FGIC)
Zero Coupon, 12/1/09		2,000	1,733
Illinois Development Finance Authority, Solid Waste Disposal Revenue Bonds
5.85%, 2/1/07		110	114
Illinois Educational Facilities Authority SAVRS Revenue Bonds (MBIA)
2.55%, 4/1/28	(h)	5,600	5,600
Illinois Health Facilities Authority Revenue Bonds (MBIA)
5.00%, 11/15/12		1,000	1,058
Illinois Health Facilties Authority Revenue Bonds SAVRS (AMBAC)
2.40%, 9/16/24	(h)	5,950	5,950
Indiana Port Commission Revenue Bonds
4.10%, 5/1/12		3,450	3,530
Indiana State University Revenue Bonds (AMBAC)
5.25%, 11/15/14		1,000	1,127
Indiana State University Revenue Bonds (FGIC)
5.20%, 10/1/12		1,640	1,757
Indiana Transportation Finance Authority Highway Revenue Bonds (AMBAC)
Zero Coupon, 12/1/16		1,695	1,059
Intermountain Power Agency, UT Power Supply Revenue Bonds
Zero Coupon, 7/1/17		1,750	1,017
Irving, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/13		1,945	1,452
Kane & De Kalb Counties, IL Community Unit School District General Obligation Bonds (AMBAC)
Zero Coupon, 12/1/09		725	627
Kent State University, OH Revenue Bonds SAVRS (MBIA)
2.75%, 5/1/32	(h)	4,000	4,000
King County, WA General Obligation Bonds (MBIA)
5.00%, 12/1/19		1,075	1,168
Lake County, IL Community Consolidated School District General Obligation Bonds (FGIC)
Zero Coupon, 12/1/19-12/1/21		12,775	6,514
Lakeview, MI Public School District General Obligation Bonds
5.00%, 5/1/16		1,060	1,146
Lancaster, TX Independent School District General Obligation Bonds (FSA)
Zero Coupon, 2/15/09		1,795	1,597
Leander, TX Independent School District General Obligation Bonds (PSFG)
4.85%, 8/15/20		1,160	1,216
Long Island, NY Power Authority Electric System Revenue Bonds (FSA)
Zero Coupon, 6/1/16		3,700	2,437
Louisiana Public Facilities Authority (Our Lady Of Lourdes) Revenue Bonds (MBIA)
2.75%, 7/18/16	(h)	3,750	3,750
Madera, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/26-8/1/28		7,000	2,501
Madison & Jersey Counties, IL Unit School District General Obligation Bonds (FSA)
Zero Coupon, 12/1/20		2,900	1,467
Maricopa County Arizona Pollution Control
2.90%, 6/1/35		1,600	1,562
4.00%, 1/1/38	(h)	350	352
Maryland State Economic Development Corp. Revenue Bonds
7.50%, 12/1/14		350	372
Massachusetta State Development Financing Agency (Greater Boston YMCA) Revenue Bonds (FGIC)
2.40%, 10/1/33	(h)	3,600	3,600
Massachusetts State College Building Authority Project Revenue Bonds (XLCA)
5.375%, 5/1/15		1,635	1,873
Massachusetts State Development Financing Agency Resource Recovery Revenue Bonds
6.90%, 12/1/29	(h)	250	278
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (AMBAC)

4.80%, 7/1/12		1,665	1,748
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (MBIA)
2.40%, 10/1/22	(h)	5,950	5,950
Maury County, TN Industrial Development Board Solid Waste Disposal Revenue Bonds
6.30%, 8/1/18		1,075	1,161
McKinney, TX Independent School District General Obligation Bonds (PSFG)
4.75%, 2/15/20		1,155	1,203
Memphis-Shelby County, TN Airport Authority Special Facilities Revenue Bonds, Federal Express Corp.
5.00%, 9/1/09		850	897
Merced City, CA School District General Obligation Bonds (MBIA)
Zero Coupon, 8/1/28-8/1/29		4,665	1,504
Metropolitan Pier & Exposition Authority, IL Dedicated State Tax Revenue Bonds (MBIA)
Zero Coupon, 6/15/20		925	731
Metropolitan Pier & Exposition Authority, IL Dedicated State Tax Revenue Bonds (MBIA)
Zero Coupon, 12/15/23		4,250	1,879
Michigan City, IN Area-Wide School Building Corp. Revenue Bonds (FGIC)
Zero Coupon, 1/15/17-1/15/20		6,750	3,895
Michigan State Building Authority Revenue Bonds (MBIA)
5.25%, 10/1/10-10/1/11		3,000	3,320
Midland, TX Independent School District General Obligation Bonds (FGIC)
5.95%, 3/1/18		1,225	1,370
Midland, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/06		750	727
Milwaukee, WI Sewer Revenue Bonds (AMBAC)
4.875%, 6/1/19		2,070	2,182
5.00%, 6/1/20		1,170	1,252
Montour, PA School District General Obligation Bonds (MBIA)
Zero Coupon, 1/1/13		300	226
Morton Grove, IL General Obligation Bonds (FGIC)
4.50%, 12/1/13		1,480	1,526
Nassau County, NY Improvement Bonds General Obligation Bonds (FSA)
6.00%, 3/1/17		1,275	1,442
Nevada Housing Division Revenue Bonds (FHA)
5.30%, 4/1/28		170	171
New Hampshire Health & Education Facilities Authority Revenue Bonds (XLCA)
2.58%, 7/1/35	(h)	5,000	5,000
New Jersey Economic Development Authority Revenue Bonds
Zero Coupon, 4/1/12		625	490
New Orleans, LA Audubon Commission General Obligation Bonds (FSA)
5.00%, 10/1/13		1,695	1,882
New York City, NY Industrial Development Agency Revenue Bonds (FSA)
6.00%, 11/1/15		1,715	1,802
New York State Dormitory Authority Revenue Bonds (FSA)
5.10%, 2/15/11		2,075	2,211
Noblesville, IN High School Building Corp. Revenue Bonds (AMBAC)
Zero Coupon, 2/15/19		1,850	1,022
North Carolina Municipal Power Agency, Electric Revenue Bonds
6.625%, 1/1/10		850	965
North Harris, TX Montgomery Community College District General Obligation Bonds (FGIC)
4.90%, 2/15/21		1,825	1,908
North Side, IN High School Building Corp. Revenue Bonds (FSA)
5.25%, 7/15/13		2,910	3,257
North Slope Borough, AK General Obligation Bonds (MBIA)
Zero Coupon, 6/30/12		2,900	2,231
Northside, TX Independent School District General Obligation Bonds (PSFG)
4.90%, 8/1/21		1,850	1,928
Norwalk-LA Mirada, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/25		8,900	3,521
Ohio State Solid Waste Revenue Bonds
4.25%, 4/1/33	(h)	700	696
Okemos, MI Public School District General Obligation Bonds (MBIA)
Zero Coupon, 5/1/15		900	608
Orange County, FL Health Facilities Authority Revenue Bonds (MBIA)
2.95%, 10/15/26	(h)	5,000	5,000
Orange County, FL Housing & Finance Authority Single Family Mortgage Revenue Bonds
5.10%, 9/1/27		30	30
Ouachita Parish, LA West Ouachita Parish School District Revenue Bonds (MBIA)
4.70%, 9/1/14		1,020	1,074
Pajaro Valley, CA Unified School District Ctfs Partn General Obligation Bonds (FSA)
Zero Coupon, 8/1/27		2,220	784
Pearland, TX Independent School District General Obligation Bonds (PSFG)
4.875%, 2/15/19		1,425	1,497
4.90%, 2/15/20		1,505	1,580
Penn Hills Municipality, PA General Obligation Bonds
Zero Coupon, 6/1/12-12/1/13		2,115	1,552
Pennsylvania Convention Center Authority Revenue Bonds (FGIC)
6.70%, 9/1/16		500	609
Pennsylvania Housing & Finance Authority Revenue Bonds
5.35%, 10/1/08		20	20

Pennsylvania State Financing Authority School Revenue Bonds, Aliquippa School District
Zero Coupon, 6/1/12		685	512
Pennsylvania State Public School Building Authority, Marple Newtown School District Project Revenue Bonds (MBIA)
4.60%, 3/1/15		1,065	1,121
4.70%, 3/1/16		715	752
Philadelphia, PA Authority For Industrial Development Revenue Bonds (AMBAC)
2.45%, 7/1/29	(h)	4,000	4,000
Philadelphia, PA Authority For Industrial Development Special Facilities Revenue Bonds, Doubletree Hotel
6.50%, 10/1/27	(h)	320	331
Philadelphia, PA Hospital Authority Revenue Bonds
10.875%, 7/1/08		70	70
Philadelphia, PA Hospitals & Higher Education Facilities Authority Revenue Bonds
6.15%, 7/1/05		50	50
Piedmont, SC Municipal Power Agency Revenue Bonds (AMBAC)
Zero Coupon, 1/1/31-1/1/32		22,300	6,324
Pittsburgh, PA Stadium Authority Lease Revenue Bonds
6.50%, 4/1/11		150	166
Port Authority, NY & NJ Special Obligation Revenue Bonds
7.00%, 10/1/07		300	316
Richardson, TX Hotel Occupancy Certificates of Obligation General Obligation Bonds (FGIC)
5.75%, 2/15/17		1,405	1,548
Richland County, SC Revenue Bonds
6.10%, 4/1/23		725	786
Rincon Valley, CA Union School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/32-8/1/35		9,675	2,424
Rio Grande City, TX Consolidated Independent School District General Obligation Bonds (PSFG)
4.45%, 8/15/20		1,245	1,269
Riverside, CA Electric Revenue Bonds (MBIA)
5.00%, 10/1/11-10/1/12		3,380	3,748
Robinson Township, PA Municipal Authority Revenue Bonds
6.90%, 5/15/18		100	115
Rockport, IN Pollution Control Revenue Bonds SAVRS
4.90%, 6/1/25	(h)	455	467
Saginaw Valley State University, MI Revenue Bonds SAVRS (MBIA)
2.25%, 7/1/31	(h)	4,500	4,500
Saginaw, MI Hospital Financing Authority Revenue Bonds (MBIA)
5.375%, 7/1/19		1,265	1,367
Sam Rayburn, TX Municipal Power Agency Revenue Bonds
6.00%, 10/1/21		650	707
San Antonio County, TX Parking System Revenue Bonds (AMBAC)
5.50%, 8/15/17		700	764
Sanger, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/19-2/15/22		4,265	2,170
Santa Ana, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/19-8/1/20		5,475	2,923
Scranton-Lackawanna, PA Health & Welfare Authority Revenue Bonds
6.625%, 7/1/09		60	64
Seattle, WA Refunding & Public Improvement General Obligation Bonds
4.60%, 12/1/21		2,500	2,574
Snohomish County, WA School District N General Obligation Bonds (FGIC)
5.00%, 12/1/16-12/1/17		8,100	9,023
Southeastern Area Schools, PA Revenue Bonds
Zero Coupon, 10/1/06		590	567
Spring, TX Independent School District General Obligation Bonds (PSFG)
5.00%, 8/15/19		1,760	1,905
Steel Valley, PA School District, Allegheny County General Obligation Bonds
Zero Coupon, 11/1/11-11/1/17		1,820	1,265
Stroudsburg, PA Area District School General Obligation Bonds (FSA)
4.90%, 4/1/20		1,110	1,172
Texas State Turnpike Authority Revenue Bonds (AMBAC)
Zero Coupon, 8/15/18		5,700	3,253
Thurston & Pierce Counties Community Schools, WA General Obligation Bonds (FSA)
3.95%, 12/1/14		1,735	1,776
Tobacco Settlement Authority of Washington, Asset Backed Revenue Bonds
6.50%, 6/1/26		950	1,041
Tobacco Settlement Financing Corp., LA, Asset Backed Revenue Bonds
5.50%, 5/15/30		1,350	1,384
Tobacco Settlement Financing Corp., NJ, Asset Backed Revenue Bonds
4.375%, 6/1/19		775	785
Tobacco Settlement Financing Corp., RI, Asset Backed Revenue Bonds
6.00%, 6/1/23		1,575	1,655
Toledo-Lucas County, OH Port Authority Revenue Bonds
6.45%, 12/15/21		900	1,053
Tomball, TX Independent School District General Obligation Bonds (PSFG)
4.75%, 2/15/15		1,205	1,271
University of Arkansas Revenue Bonds (FSA)
4.90%, 12/1/19		2,315	2,537
University of Massachusetts Building Authority Revenue Bonds (AMBAC)
5.25%, 11/1/11		2,100	2,340

University of North Texas Board of Regents Revenue Bonds (FGIC)
4.875%, 4/15/20		2,250	2,374
University of Southern Indiana, IN Revenue Bonds (AMBAC)
5.00%, 10/1/09		1,095	1,179
Upper Darby Township, PA General Obligation Bonds (AMBAC)
Zero Coupon, 7/15/11		525	424
Utah County, UT Environmental Improvement Revenue Bonds
5.05%, 11/1/17		170	180
Utah State Water Finance Agency Revenue Bonds (AMBAC)
4.625%, 10/1/20		2,500	2,581
Valparaiso, IN Middle Schools Building Corp. Revenue Bonds (MBIA)
4.50%, 7/15/18		1,370	1,414
4.60%, 7/15/19		1,630	1,685
Vancouver, WA Water & Sewer Revenue Bonds (MBIA)
4.60%, 6/1/13		1,000	1,030
Victor Elementary School District, CA General Obligation Bonds (FGIC)
Zero Coupon, 2/1/30		2,100	651
Virginia State Peninsula Regional Jail Authority Revenue Bonds (MBIA)
5.00%, 10/1/12-10/1/13		2,705	2,982
Wake County Industrial Facilities & Pollution Control Financing Authority, NC Revenue Bonds (AMBAC)
2.39%, 5/1/24	(h)	3,700	3,700
Warren, MI Consolidated School District General Obligation Bonds
4.15%, 5/1/14		1,000	1,041
4.25%, 5/1/15		1,440	1,498
Washington State Health Care Facilities (Fred Hutchinson) SAVRS Revenue Bonds (AMBAC)
2.60%, 1/1/33	(h)	5,550	5,550
Washington State Health Care Facilities Authority Revenue Bonds (AMBAC)
5.125%, 11/15/11		1,000	1,074
Washington State Health Care Facilities Authority Revenue Bonds (FSA)
4.70%, 10/1/11		1,075	1,127
Washington State Motor Vehicle Fuel Facilities General Obligation Bonds (AMBAC)
Zero Coupon, 6/1/14-6/1/16		8,160	5,501
Washington State Recreational Facilities General Obligation Bonds (FGIC)
Zero Coupon, 1/1/17		6,900	4,263
Washoe County, NV General Obligation Bonds (FSA)
Zero Coupon, 7/1/18		4,235	2,420
Wayne State University, MI Revenue Bonds SAVRS (AMBAC)
2.70%, 11/15/32	(h)	5,550	5,550
West Ottawa, MI Public School District General Obligation Bonds
5.00%, 5/1/21		1,680	1,805
West Virginia University Revenue Bonds (AMBAC)
Zero Coupon, 4/1/22-4/1/24		2,000	901
2.75%, 11/15/32	(h)	3,600	3,600
William S Hart Union High School District, CA General Obligation Bonds (FSA)
Zero Coupon, 9/1/21-9/1/28		15,290	6,822
Winnebago County, IL School District General Obligation Bonds (FSA)
Zero Coupon, 1/1/14		3,600	2,566
Wisconsin Housing & Economic Development Authority Home Ownership Revenue Bonds
5.125%, 9/1/26		205	205
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (AMBAC)
5.625%, 2/15/12		1,000	1,127
York County, PA Hospital Authority Revenue Bonds SAVRS (AMBAC)
2.60%, 7/1/21	(h)	3,850	3,850
Ypsilanti, MI School District General Obligation Bonds (FGIC)
4.70%, 5/1/12		1,115	1,170
			443,950
Collateralized Mortgage Obligations- Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corporation
IO
6.50%, 3/15/33		948	153
IO PAC
6.00%, 4/15/32		2,333	205
Federal National Mortgage Association
Inv FI IO
4.786%, 12/25/29	(h)	169	5
5.686%, 3/25/23	(h)	992	99
IO
6.00%, 5/25/33	(h)	2,231	345
6.00%, 6/25/33		2,239	338
6.50%, 6/1/31-5/25/33		2,530	405
7.00%, 3/1/32-4/25/33		1,191	210
8.00%, 5/1/30-6/1/30		380	73
Government National Mortgage Association Inv Fl IO
4.714%, 12/16/25	(h)	659	51
4.764%, 5/16/32	(h)	460	32
5.314%, 4/16/19-12/16/29	(h)	1,339	132
			2,048
Industrials (1.9%)
Abitibi-Consolidated, Inc.

8.55%, 8/1/10	600	629
8.85%, 8/1/30	905	871
ArvinMeritor, Inc.
8.75%, 3/1/12	460	482
AT&T Corp.
9.75%, 11/15/31	880	1,149
Bowater Canada Finance Corp.
7.95%, 11/15/11	1,135	1,207
Echostar DBS Corp.
6.375%, 10/1/11	580	578
6.625%, 10/1/14	45	45
FMC Corp.
10.25%, 11/1/09	65	74
General Motors Corp.
8.375%, 7/15/33	510	428
Hilton Hotels Corp.
7.625%, 12/1/12	290	335
Hyatt Equities LLC
6.875%, 6/15/07	(e)	360	372
Kerr-McGee Corp.
7.875%, 9/15/31	450	515
Lear Corp.
8.11%, 5/15/09	235	243
Rogers Wireless Communications, Inc.
7.25%, 12/15/12	120	130
Smithfield Foods, Inc.
7.75%, 5/15/13	90	99
8.00%, 10/15/09	380	412
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07	100	105
7.875%, 5/1/12	245	277
Tenet Healthcare Corp.
7.375%, 2/1/13	625	620
Xerox Corp.
7.125%, 6/15/10	315	337
8,908
U.S. Treasury Securities (11.0%)
U.S. Treasury Strips IO
4.24%, 2/15/21	74,500	38,651
4.38%, 2/15/22	7,550	3,734
4.39%, 5/15/22	21,400	10,452
52,837
Utilities (0.3%)
Nevada Power Co.
9.00%, 8/15/13	208	235
PSEG Energy Holdings LLC
7.75%, 4/16/07	645	669
Reliant Energy, Inc.
6.75%, 12/15/14	450	442
Texas-New Mexico Power Co.
6.25%, 1/15/09	295	311
1,657
Total Fixed Income Securities (Cost $480,265)	509,400

Shares
Short-Term Investments (3.6%)
Money Market Fund (2.9%)
Dreyfus Basic Municipal Money Market Fund	13,735,715	13,736

Face Amount (000)
Repurchase Agreement (0.6%)
J.P. Morgan Securities, Inc., 3.40%,
dated 6/30/05, due 7/1/05,
repurchase price $2,861	$	(f)	2,861	2,861
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
3.00%, 7/14/05	(j)	650	649
Total Short-Term Investments (Cost $17,246)	17,246
Total Investments + (109.8%) (Cost $497,511)	526,646
Liabilities in Excess of Other Assets (-9.8%)	(47,220)
Net Assests (100%)	$479,426

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rate. The rates shown are those in effect on June 30, 2005.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2005.
IO	Interest Only
PAC	Planned Amortization Class
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corporation
PSFG	Permanent School Fund Guaranteed
SAVRS	Semi-Annual Variable Rate Security
XLCA	XL Capital Assurance Inc.
+

At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $497,511,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $29,135,000 of which $31,216,000 related to appreciated securities and $2,081,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
2 yr. Note	1,022	$212,257	Sep-05	$138
U.S. Treasury
10yr. Note	671	76,138	Sep-05	613
Short:
U.S. Treasury
5 yr. Note	143	15,571	Sep-05	46
U.S. Treasury
Long Bond	131	15,556	Sep-05	(149)
				$648

Balanced Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2005 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (35.8%)
Agency Adjustable Rate Mortgages (0.4%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
3.375%, 4/20/25-6/20/25	$ (h)	549	$558
4.125%, 11/20/25-12/20/27	(h)	217	221
4.375%, 2/20/25-1/20/28	(h)	315	321
			1,100
Agency Fixed Rate Mortgages (6.4%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
10.00%, 9/1/17		53	58
10.50%, 8/1/19-12/1/19		122	139
11.00%, 5/1/20-9/1/20		60	67
12.00%, 3/1/15		44	50
Gold Pools:
5.00%, 8/1/18-9/1/18		900	911
7.50%, 8/1/20-11/1/32		885	948
8.00%, 2/1/21-8/1/31		583	627
9.50%, 12/1/22		57	63
10.00%, 12/1/19		95	107
July TBA
5.50%, 7/1/20	(i)	2,300	2,360
6.00%, 7/1/35	(i)	1,550	1,590
Federal National Mortgage Association,
Conventional Pools:
6.50%, 9/1/31-1/1/33		2,285	2,370
7.00%, 3/1/18-12/1/31		39	41
7.50%, 10/1/29-6/1/32		1,182	1,264
8.00%, 2/1/30-5/1/32		808	870
8.50%, 6/1/30-12/1/30		542	591
9.50%, 11/1/20-4/1/30		480	532
10.00%, 1/1/10-1/1/20		66	75
10.50%, 12/1/16-4/1/22		323	360
11.50%, 11/1/19		5	6
12.50%, 9/1/15		25	28
July TBA
4.50%, 7/1/20	(i)	1,700	1,693
5.00%, 7/1/20	(i)	700	708
August TBA
5.00%, 8/1/20	(i)	575	581
Government National Mortgage Association,
Various Pools:
9.50%, 10/15/18-11/15/21		152	169
10.00%, 11/15/09-12/15/21		489	555
10.50%, 2/15/20-12/15/20		86	98
11.00%, 1/15/19		97	108
			16,969
Asset Backed Corporates (5.7%)
Aegis Asset Backed Securities Trust
3.42%, 8/25/35	(h)	450	450
American Express Credit Account Master Trust
3.498%, 12/15/09	(h)	550	551
Asset Backed Funding Certificates

3.394%, 1/25/35	(h)	340	340
3.444%, 6/25/22	(h)	66	66
3.504%, 6/25/25	(h)	119	119
Bear Stearns Asset Backed Securities, Inc.
3.514%, 9/25/34	(h)	267	267
Capital Auto Receivables Asset Trust
3.35%, 2/15/08		250	248
3.468%, 1/15/08	(h)	300	300
Carrington Mortgage Loan Trust
3.24%, 6/25/35	(h)	300	300
3.444%, 1/25/35	(h)	344	345
Citibank Credit Card Issuance Trust
6.90%, 10/15/07		900	909
Equifirst Mortgage Loan Trust
3.374%, 4/25/35	(h)	362	362
GE Capital Credit Card Master Note Trust
3.428%, 9/15/10	(h)	350	351
GE Dealer Floorplan Master Note Trust
3.31%, 7/20/08	(h)	300	300
GSAMP Trust
3.404%, 4/25/35	(h)	263	263
3.434%, 2/25/35	(h)	200	200
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09		284	281
Honda Auto Receivables Owner Trust
2.52%, 2/15/07		339	338
J.P. Morgan Chase Commercial Mortgage Securities Corp.
3.406%, 4/16/19	(e) (h)	342	343
Long Beach Mortgage Loan Trust
3.394%, 4/25/35	(h)	433	433
Mastr Asset Backed Securities Trust
3.404%, 3/25/35	(h)	281	281
MBNA Credit Card Master Note Trust
3.528%, 2/16/10	(h)	500	502
MBNA Master Credit Card Trust USA
7.80%, 10/15/12		900	1,046
Merrill Lynch Mortgage Investors, Inc.
3.414%, 9/25/35	(h)	257	257
3.514%, 8/25/35	(h)	268	269
New Century Home Equity Loan Trust
3.454%, 2/25/35	(h)	237	237
Novastar Home Equity Loan
3.434%, 6/25/35	(h)	383	384
Ownit Mortgage Loan Asset Backed Certificates
3.424%, 3/25/36	(h)	283	283
Park Place Securities, Inc.
3.394%, 6/25/35	(h)	411	411
Residential Asset Mortgage Products, Inc.
3.424%, 1/25/35	(h)	270	270
Residential Asset Securities Corp.
3.484%, 7/25/21	(h)	114	114
Residential Funding Mortgage Securities II
3.464%, 2/25/13	(h)	49	49
Saxon Asset Securities Trust
3.404%, 10/25/35	(h)	468	468
3.424%, 5/25/35	(h)	199	199
SLM Student Loan Trust
3.181%, 10/25/12	(h)	600	600
3.201%, 1/25/13	(h)	297	298
Specialty Underwriting & Residential Finance
3.424%, 12/25/35	(h)	302	302

Structured Asset Investment
3.30%, 7/25/35		600	600
Structured Asset Investment Loan Trust
3.404%, 6/25/35	(h)	367	367
3.414%, 4/25/34	(h)	56	56
Terwin Mortgage Trust
3.704%, 11/25/35	(h)	298	299
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		100	103
USAA Auto Owner Trust
2.41%, 2/15/07		131	131
Wachovia Auto Owner Trust
2.40%, 5/21/07		277	276
2.49%, 4/20/07		253	253
World Omni Auto Receivables Trust
2.58%, 7/12/07		261	260
			15,081
Collateralized Mortgage Obligations- Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corporation
Inv FI IO
5.162%, 10/15/29	(h)	136	6
30.063%, 11/15/07	(h)	14	3
Inv Fl IO PAC
6.163%, 3/15/08	(h)	88	5
6.628%, 2/15/08	(h)	158	7
IO
5.00%, 6/15/17		421	41
6.50%, 3/15/33		264	43
7.50%, 12/1/29		195	32
8.00%, 1/1/28-6/1/31		57	11
Federal National Mortgage Association
6.00%, 7/25/33		176	27
6.50%, 6/25/33		183	30
Inv Fl IO
4.31%, 2/17/31	(h)	662	53
5.34%, 3/18/30	(h)	112	5
5.628%, 10/25/07	(h)	253	8
IO
5.00%, 2/25/15		544	26
5.50%, 6/25/26		556	16
6.00%, 8/25/32		80	6
6.50%, 6/1/31-5/25/33		336	53
7.00%, 4/25/33		188	33
8.00%, 4/1/24-8/1/31		848	160
9.00%, 11/1/26		73	16
Government National Mortgage Association
Inv Fl IO
4.591%, 4/16/29	(h)	450	29
5.191%, 8/16/29	(h)	256	19
			629
Federal Agency (0.3%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13	(c)	800	803

AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	265	289
American General Finance Corp.
4.625%, 5/15/09-9/1/10		80	80
AXA Financial, Inc.
6.50%, 4/1/08		35	37
CIT Group, Inc.

3.65%, 11/23/07		80	79
Citigroup, Inc.
5.625%, 8/27/12		180	192
6.00%, 2/21/12		110	120
Countrywide Home Loans, Inc.
3.25%, 5/21/08		150	146
EOP Operating LP
4.75%, 3/15/14	(c)	20	20
6.763%, 6/15/07		20	21
7.50%, 4/19/29	(c)	80	96
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	290	361
General Electric Capital Corp.
4.25%, 12/1/10	(c)	80	80
6.75%, 3/15/32		120	149
Goldman Sachs Group, Inc.
5.25%, 10/15/13		25	26
Hartford Financial Services Group, Inc.
2.375%, 6/1/06		25	24
HSBC Finance Corp.
5.875%, 2/1/09		315	331
JPMorgan Chase & Co.
7.00%, 11/15/09		255	281
M&I Marshall & Ilsley Bank
3.80%, 2/8/08		190	189
Mantis Reef Ltd.
4.692%, 11/14/08	(e)	200	201
Marsh & McClennan Cos., Inc.
5.875%, 8/1/33		200	191
MBNA Corp.
3.64%, 5/5/08	(h)	140	141
6.125%, 3/1/13		170	185
Nationwide Building Society
4.25%, 2/1/10	(e)	155	155
Reckson Operating Partnership LP
5.15%, 1/15/11		75	76
Residential Capital Corp.
6.375%, 6/30/10	(e)	105	106
SLM Corp.
4.00%, 1/15/10		120	119
St Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	(c)	125	127
Two-Rock Pass Through Trust
4.19%, 2/15/49	(e) (h)	100	99
Washington Mutual, Inc.
8.25%, 4/1/10		155	178
World Financial Properties
6.91%, 9/1/13	(e)	303	329
			4,428
Industrials (3.2%)
Abitibi-Consolidated, Inc.
8.55%, 8/1/10	(c)	95	100
8.85%, 8/1/30		235	226
Aetna, Inc.
7.875%, 3/1/11		200	234
Albertson’s, Inc.
7.45%, 8/1/29		150	171
Altria Group, Inc.
7.00%, 11/4/13		85	95
7.75%, 1/15/27		45	54
ArvinMeritor, Inc.

8.75%, 3/1/12	(c)	45	47
AT&T Corp.
9.75%, 11/15/31		145	189
AutoNation, Inc.
9.00%, 8/1/08		40	44
Beazer Homes USA, Inc.
6.875%, 7/15/15	(e)	75	75
Bowater Canada Finance Corp.	(c)
7.95%, 11/15/11		210	223
Brascan Corp.
7.125%, 6/15/12		70	79
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		65	66
Caterpillar Financial Services Corp.
3.35%, 8/20/07	(h)	150	150
3.625%, 11/15/07		30	30
Clorox Co.
3.525%, 12/14/07	(h)	125	125
Comcast Corp.
6.50%, 1/15/15		35	39
Consumers Energy Co.
4.00%, 5/15/10		30	29
4.80%, 2/17/09		80	81
5.375%, 4/15/13		25	26
Continental Airlines, Inc.	(c)
6.648%, 9/15/17		303	299
Cox Communications, Inc.
4.625%, 1/15/10		100	100
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31		85	108
Deutsche Telekom International Finance BV
8.75%, 6/15/30		115	156
Echostar DBS Corp.
6.375%, 10/1/11		145	144
6.625%, 10/1/14		20	20
FBG Finance, Ltd.
5.125%, 6/15/15	(e)	115	116
FedEx Corp.
2.65%, 4/1/07		75	73
Fisher Scientific International, Inc.
6.75%, 8/15/14	(c)	75	79
Ford Motor Co.
6.625%, 10/1/28		55	43
7.45%, 7/16/31		55	46
Ford Motor Credit Co.
7.25%, 10/25/11	(c)	75	72
7.375%, 10/28/09		90	88
France Telecom S.A.
8.50%, 3/1/31		110	154
General Motors Acceptance Corp.
6.875%, 9/15/11		190	176
8.00%, 11/1/31	(c)	190	170
General Motors Corp.
7.125%, 7/15/13	(c)	35	32
8.375%, 7/15/33	(c)	385	323
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(d)	320	@—
Harrah’s Operating Co., Inc.
5.625%, 6/1/15	(e)	70	71
HCA, Inc.
6.30%, 10/1/12		15	15

7.875%, 2/1/11		70	77
9.00%, 12/15/14		105	126
Health Net, Inc.
9.875%, 4/15/11		155	185
Hutchison Whampoa International Ltd.
6.50%, 2/13/13	(e)	140	152
Hyatt Equities LLC
6.875%, 6/15/07	(e)	125	129
ICI Wilmington, Inc.
4.375%, 12/1/08		65	65
Interpublic Group of Companies, Inc.
5.40%, 11/15/09		85	81
Iron Mountain, Inc.
6.625%, 1/1/16		30	28
7.75%, 1/15/15		90	91
J.C. Penney Co., Inc. (New)
7.40%, 4/1/37		90	98
Kerr-McGee Corp.
5.875%, 9/15/06		35	36
7.875%, 9/15/31		110	126
Kraft Foods, Inc.
5.625%, 11/1/11		100	106
Lear Corp.
8.11%, 5/15/09		40	41
Lenfest Communications, Inc.
7.625%, 2/15/08		180	193
LG Electronics, Inc.
5.00%, 6/17/10	(e)	60	60
MGM Mirage
6.75%, 9/1/12		55	57
8.50%, 9/15/10		155	173
Miller Brewing Co.
4.25%, 8/15/08	(e)	110	110
Mohawk Industries, Inc.
7.20%, 4/15/12		65	74
New Cingular Wireless Services, Inc.
8.75%, 3/1/31		55	77
News America Holdings
7.75%, 2/1/24		165	199
Norfolk Southern Corp.
7.35%, 5/15/07		75	79
Northrop Grumman Corp.
4.079%, 11/16/06		80	80
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		25	24
Pemex Project Funding Master Trust
8.625%, 2/1/22		45	56
9.125%, 10/13/10	(c)	95	111
Plains Exploration & Production Co.
7.125%, 6/15/14	(c)	25	27
Raytheon Co.
8.30%, 3/1/10		60	70
Safeway, Inc.
7.25%, 2/1/31	(c)	65	76
Sappi Papler Holding AG
6.75%, 6/15/12	(e)	70	75
Sealed Air Corp.
5.625%, 7/15/13	(e)	130	134
Sprint Capital Corp.
8.375%, 3/15/12		75	90
8.75%, 3/15/32		15	21

Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	(c)	165	187
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)	169	184
Telecom Italia Capital S.A.
4.00%, 1/15/10	(e)	155	151
Tenet Healthcare Corp.
6.875%, 11/15/31	(c)	60	51
7.375%, 2/1/13		30	30
Time Warner Cos., Inc.
7.57%, 2/1/24		95	116
Tyco International Group S.A.
5.80%, 8/1/06		20	20
Union Pacific Corp.
6.625%, 2/1/08		45	48
6.65%, 1/15/11		45	50
6.79%, 11/9/07		35	37
WellPoint, Inc.
3.75%, 12/14/07		30	30
6.80%, 8/1/12		50	57
Weyerhaeuser Co.
6.00%, 8/1/06		65	66
WPP Finance UK Corp.
5.875%, 6/15/14		75	79
			8,601
Mortgages - Other (0.1%)
American Housing Trust
9.125%, 4/25/21		6	6
Countrywide Alternative Loan Trust
3.504%, 7/25/34	(h)	45	45
Federal National Mortgage Association PAC
8.50%, 9/25/20		25	28
First Federal Savings & Loan Association
8.75%, 6/1/06	(d)	@—	@—
Ryland Acceptance Corp. IV
6.65%, 7/1/11		11	11
Thornburg Mortgage Securities Trust
3.464%, 6/25/44	(h)	97	97
Washington Mutual, Inc.
3.385%, 7/25/44	(h)	124	125
			312
Sovereign (0.3%)
Russian Federation
5.00%, 3/31/30	(e) (g)	195	219
United Mexican States
8.00%, 9/24/22		30	37
8.30%, 8/15/31		125	156
8.375%, 1/14/11	(c)	390	455
			867
Transportation (0.0%)
Meritor Automotive, Inc.
6.80%, 2/15/09		45	45
U.S. Treasury Securities (16.9%)
U.S. Treasury Bonds
6.25%, 5/15/30	(c)	3,250	4,234
6.375%, 8/15/27	(c)	590	765
8.125%, 8/15/19	(c)	2,100	2,976
U.S. Treasury Notes
3.50%, 11/15/06	(c)	1,900	1,898
3.625%, 5/15/13	(c)	4,750	4,691
3.875%, 2/15/13	(c)	2,200	2,203

4.25%, 8/15/13	(c)	1,025	1,051
5.625%, 5/15/08	(c)	1,650	1,738
U.S. Treasury Strips
IO
4.14%, 5/15/16	(c)	500	320
4.19%, 2/15/17	(c)	750	463
4.24%, 2/15/21		4,225	2,157
4.28%, 8/15/18		375	215
4.30%, 2/15/19		2,750	1,540
4.31%, 5/15/19	(c)	1,000	554
4.32%, 8/15/19	(c)	5,450	2,980
4.33%, 11/15/19		675	365
4.34%, 2/15/20		4,035	2,154
4.35%, 5/15/20		2,475	1,305
4.35%, 8/15/20	(c)	550	287
4.36%, 5/15/21	(c)	8,670	4,372
4.38%, 11/15/21-2/15/22	(c)	3,350	1,643
4.39%, 5/15/22		3,500	1,682
4.40%, 11/15/22-2/15/23	(c)	1,325	618
4.41%, 11/15/23	(c)	750	337
PO
5/15/21-2/15/27		9,525	4,370
			44,918
Utilities (0.6%)
Arizona Public Service Co.
5.80%, 6/30/14		115	124
CC Funding Trust I
6.90%, 2/16/07		45	47
Cincinnati Gas & Electric Co.
5.70%, 9/15/12		70	75
Consolidated Natural Gas Co.
5.00%, 12/1/14		115	117
6.25%, 11/1/11		70	76
Detroit Edison Co.
4.80%, 2/15/15	(e)	95	96
6.125%, 10/1/10		15	16
Entergy Gulf States, Inc.
3.60%, 6/1/08		45	44
3.73%, 12/1/09	(h)	75	75
Exelon Corp.
6.75%, 5/1/11		65	72
Monongahela Power Co.
5.00%, 10/1/06		60	61
Nevada Power Co.
9.00%, 8/15/13		46	52
NiSource Finance Corp.
3.854%, 11/23/09	(h)	85	85
7.625%, 11/15/05		70	71
Pacific Gas & Electric Co.
6.05%, 3/1/34		100	111
PSEG Energy Holdings LLC
7.75%, 4/16/07		55	57
8.625%, 2/15/08		65	69
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(c) (e)	145	173
Reliant Resources, Inc.
6.75%, 12/15/14		15	15
Sempra Energy
4.621%, 5/17/07		50	50
Texas Eastern Transmission LP
7.00%, 7/15/32		70	86

TXU Corp.
6.375%, 6/15/06	45		46
Wisconsin Electric Power Co.
3.50%, 12/1/07	30		30
			1,648
Total Fixed Income Securities (Cost $93,396)			95,401

	Shares
Common Stocks (56.5%)
Aerospace & Defense (1.5%)
Boeing Co.		11,150	736
General Dynamics Corp.		2,400	263
Honeywell International, Inc.		12,000	440
Lockheed Martin Corp.		5,450	353
Northrop Grumman Corp.		12,160	672
Raytheon Co.		15,680	613
Rockwell Collins, Inc.		1,400	67
United Technologies Corp.		13,900	714
			3,858
Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	(c)	6,960	405
FedEx Corp.		2,350	190
United Parcel Service, Inc.		9,000	623
			1,218
Airlines (0.0%)
Southwest Airlines Co.		7,150	100
Auto Components (0.0%)
Delphi Corp.		50	@—
Automobiles (0.3%)
Ford Motor Co.		100	1
Harley-Davidson, Inc.		9,700	481
Honda Motor Co., Ltd. ADR		17,204	423
			905
Berverages (1.1%)
Anheuser-Busch Cos., Inc.		8,338	382
Brown-Forman Corp., Class B		1,000	60
Coca-Cola Co. (The)		35,750	1,493
Coca-Cola Enterprises, Inc.		4,103	90
Pepsi Bottling Group, Inc.		2,240	64
PepsiCo., Inc.		17,325	934
			3,023
Biotechnology (0.6%)
Amgen, Inc.	(a)	13,060	790
Applera Corp. - Applied Biosystems Group		6,080	120
Biogen Idec, Inc.	(a)	3,536	122
Chiron Corp.	(a)	11,270	393
Genzyme Corp.	(a)	1,600	96
Gilead Sciences, Inc.	(a)	2,900	127
Medimmune, Inc.	(a)	1,270	34
			1,682
Building Products (0.2%)
American Standard Cos., Inc.		3,350	141
Masco Corp.		9,450	300
			441
Capital Markets (1.8%)
Bank of New York Co., Inc. (The)		3,590	103
Bear Stearns Cos., Inc. (The)		1,700	177
Charles Schwab Corp. (The)		47,511	536
Franklin Resources, Inc.		5,580	430
Goldman Sachs Group, Inc.		6,400	653
Lehman Brothers Holdings, Inc.		10,237	1,016

Mellon Financial Corp.		1,440	41
Merrill Lynch & Co., Inc.		22,250	1,224
Northern Trust Corp.		670	31
State Street Corp.		9,020	435
			4,646
Chemicals (0.5%)
Bayer AG ADR		29,990	998
Dow Chemical Co. (The)		8,300	370
Lanxess AG	(a)	2,992	67
			1,435
Commercial Banks (1.5%)
AmSouth Bancorp.		3,280	85
Bank of America Corp.		22,334	1,019
BB&T Corp.		1,150	46
Comerica, Inc.		5,440	314
Fifth Third Bancorp.		2,810	116
KeyCorp.		540	18
Marshall & Ilsley Corp.		1,670	74
National City Corp.		2,820	96
PNC Financial Services Group, Inc.		8,200	447
Regions Financial Corp.	(c)	4,274	145
Sberbank RF		400	264
SunTrust Banks, Inc.		1,110	80
Synovus Financial Corp.		2,520	72
U.S. Bancorp		15,690	458
Wachovia Corp.		8,469	420
Wells Fargo & Co.		7,270	448
			4,102
Commercial Services & Supplies (0.7%)
Apollo Group, Inc., Class A	(a)	12,100	946
Corporate Executive Board Co.	(c)	8,500	666
Equifax, Inc.		6,240	223
Monster Worldwide, Inc.	(a)	3,200	92
			1,927
Communications Equipment (1.3%)
Avaya, Inc.	(a)	2,856	24
Cisco Systems, Inc.	(a)	45,974	879
Comverse Technology, Inc.	(a)	1,300	31
Corning, Inc.	(a)	28,425	472
JDS Uniphase Corp.	(a) (c)	10,466	16
Lucent Technologies, Inc.	(a) (c)	29,536	86
Motorola, Inc.		47,232	862
QLogic Corp.	(a)	657	20
Qualcomm, Inc.		32,512	1,073
Scientific-Atlanta, Inc.		1,189	40
Tellabs, Inc.	(a)	3,000	26
			3,529
Computers & Peripherals (1.6%)
Apple Computer, Inc.	(a)	4,640	171
Dell, Inc.	(a)	47,444	1,875
EMC Corp.	(a)	16,050	220
Hewlett-Packard Co.		43,384	1,020
International Business Machines Corp.		11,415	847
Lexmark International, Inc., Class A	(a)	715	46
Network Appliance, Inc.	(a)	2,329	66
Sun Microsystems, Inc.	(a)	25,834	96
			4,341
Consumer Finance (0.4%)
American Express Co.		10,300	548
Capital One Financial Corp.		2,173	174

MBNA Corp.		16,754	439
SLM Corp.		300	15
			1,176
Diversified Financial Services (1.8%)
Citigroup, Inc.		61,110	2,825
JPMorgan Chase & Co.		33,616	1,187
Moody’s Corp.	(c)	10,865	488
Principal Financial Group		3,570	150
			4,650
Diversified Telecommunication Services (0.5%)
France Telecom S.A. ADR		12,150	354
Sprint Corp.		13,150	330
Verizon Communications, Inc.		16,120	557
			1,241
Electric Utilities (0.5%)
American Electric Power Co., Inc.		9,050	334
Entergy Corp.		5,290	400
Exelon Corp.		5,990	307
FirstEnergy Corp.		8,090	389
			1,430
Electrical Equipment (0.2%)
American Power Conversion Corp.		2,250	53
Cooper Industries Ltd., Class A		550	35
Emerson Electric Co.		5,550	348
Rockwell Automation, Inc.		1,100	53
			489
Electronic Equipment & Instruments (0.1%)
Agilent Technologies, Inc.	(a)	3,818	88
Jabil Circuit, Inc.	(a)	1,952	60
Molex, Inc.		1,150	30
Sanmina-SCI Corp.	(a)	3,948	21
Solectron Corp.	(a)	7,349	28
			227
Energy Equipment & Services (0.7%)
Baker Hughes, Inc.		3,460	177
BJ Services Co.		1,640	86
Halliburton Co.		5,084	243
Nabors Industries Ltd.	(a)	1,550	94
Schlumberger Ltd.		15,590	1,184
Transocean, Inc.	(a)	3,190	172
			1,956
Food & Staples Retailing (1.5%)
Albertson’s, Inc.	(c)	2,553	53
Costco Wholesale Corp.		25,801	1,156
CVS Corp.		5,440	158
Kroger Co. (The)	(a)	18,058	344
Safeway, Inc.		2,802	63
Sysco Corp.		4,390	159
Wal-Mart Stores, Inc.		38,304	1,846
Walgreen Co.		6,889	317
			4,096
Food Products (1.1%)
Archer-Daniels-Midland Co.		6,502	139
Cadbury Schweppes plc ADR	(c)	9,230	354
Campbell Soup Co.		3,820	118
ConAgra Foods, Inc.		5,411	125
General Mills, Inc.		3,767	176
Heinz (H.J.) Co.		3,859	137
Hershey Co. (The)	(c)	2,828	176
Kellogg Co.		3,893	173

Kraft Foods, Inc., Class A		8,170	260
Sara Lee Corp.		8,078	160
Unilever N.V. (NY Shares)		11,700	758
W.M. Wrigley Jr. Co.		6,437	443
			3,019
Health Care Equipment & Services (0.0%)
Bard (C.R.), Inc.		1,400	93
Health Care Equipment & Supplies (1.4%)
Bausch & Lomb, Inc.		6,490	539
Baxter International, Inc.		5,950	221
Becton Dickinson & Co.		2,570	135
Biomet, Inc.		2,590	90
Boston Scientific Corp.	(a)	8,240	222
Guidant Corp.		8,150	548
Hospira, Inc.	(a)	877	34
Medtronic, Inc.		12,420	643
Millipore Corp.	(a)	300	17
St. Jude Medical, Inc.	(a)	15,420	672
Stryker Corp.		4,220	201
Thermo Electron Corp.	(a)	1,162	31
Waters Corp.	(a)	740	28
Zimmer Holdings, Inc.	(a)	2,680	204
			3,585
Health Care Providers & Services (1.9%)
Aetna, Inc.		3,120	258
AmerisourceBergen Corp.		1,090	75
Cardinal Health, Inc.		4,460	257
CIGNA Corp.		7,730	827
Express Scripts, Inc.	(a)	1,800	90
HCA, Inc.		4,800	272
Health Management Associates, Inc., Class A	(c)	2,900	76
Humana, Inc.	(a)	1,800	72
IMS Health, Inc.		3,100	77
Manor Care, Inc.		800	32
McKesson Corp.		2,910	130
Medco Health Solutions, Inc.	(a)	2,517	134
Patterson Cos., Inc.	(a) (c)	7,200	325
Quest Diagnostics, Inc.		2,000	107
Tenet Healthcare Corp.	(a) (c)	4,700	57
UnitedHealth Group, Inc.		35,080	1,829
WellPoint, Inc.	(a)	6,200	432
			5,050
Hotels Restaurants & Leisure (1.8%)
Carnival Corp.		27,200	1,484
Harrah’s Entertainment, Inc.		2,450	176
International Game Technology		27,400	771
Marriott International, Inc., Class A		6,410	437
McDonald’s Corp.		21,900	608
Starbucks Corp.*	(a)	11,200	579
Station Casinos, Inc.		5,600	372
Wynn Resorts Ltd.	(a) (c)	6,140	290
			4,717
Hotels, Restaurants & Leisure (0.2%)
Starwood Hotels & Resorts Worldwide, Inc.		3,600	211
Yum! Brands, Inc.		4,400	229
			440
Household Durables (0.4%)
Black & Decker Corp.		900	81
Centex Corp.		1,300	92
Fortune Brands, Inc.		1,600	142

KB Home		1,000	76
Leggett & Platt, Inc.		2,100	56
Newell Rubbermaid, Inc.		2,800	67
Pulte Homes, Inc.		7,075	596
Stanley Works (The)		100	4
Whirlpool Corp.		800	56
			1,170
Household Products (1.3%)
Clorox Co.		3,017	168
Colgate Palmolive Co.		7,492	374
Kimberly-Clark Corp.		12,838	804
Procter & Gamble Co.		40,366	2,129
			3,475
Industrial Conglomerates (2.7%)
3M Co.		9,600	694
General Electric Co.		158,760	5,501
Textron, Inc.		1,450	110
Tyco International Ltd.		26,400	771
			7,076
Insurance (2.6%)
ACE Ltd.		1,930	86
Aegon N.V. (NY Shares)	(c)	9,570	123
Aflac, Inc.		4,460	193
Allstate Corp. (The)		6,240	373
AMBAC Financial Group, Inc.		650	45
American International Group, Inc.		20,130	1,169
AON Corp.		1,500	37
Berkshire Hathaway, Inc., Class B	(a) (c)	203	565
Chubb Corp.		9,200	788
Cincinnati Financial Corp.		525	21
Hartford Financial Services Group, Inc.		7,590	568
Jefferson-Pilot Corp.		400	20
Lincoln National Corp.		2,400	113
Loews Corp.		1,120	87
Marsh & McLennan Cos., Inc.		16,740	464
MBIA, Inc.	(c)	1,860	110
Metlife, Inc.		6,490	292
Progressive Corp. (The)		2,060	203
Prudential Financial, Inc.		11,270	740
St. Paul Travelers Cos., Inc. (The)		19,216	760
XL Capital Ltd., Class A		860	64
			6,821
Internet & Catalog Retail (0.6%)
Amazon.com, Inc.	(a) (c)	12,800	423
eBay, Inc.	(a)	34,200	1,129
			1,552
Internet Software & Services (0.5%)
Yahoo!, Inc.	(a)	34,478	1,195
IT Services (0.4%)
Affiliated Computer Services, Inc., Class A	(a)	700	36
Automatic Data Processing, Inc.		3,561	149
Computer Sciences Corp.	(a)	2,019	88
Electronic Data Systems Corp.	(c)	3,009	58
First Data Corp.		5,317	213
Fiserv, Inc.	(a)	1,342	58
Paychex, Inc.		11,972	389
Sabre Holdings Corp., Class A	(c)	631	13
SunGard Data Systems, Inc.	(a)	1,872	66
Unisys Corp.	(a)	2,343	15
			1,085

Leisure Equipment & Products (0.1%)
Brunswick Corp.		1,100	48
Eastman Kodak Co.	(c)	3,000	81
Mattel, Inc.		4,500	82
			211
Machinery (1.0%)
Caterpillar, Inc.		5,000	477
Danaher Corp.		4,000	209
Deere & Co.		3,050	200
Dover Corp.		3,850	140
Eaton Corp.		2,400	144
Illinois Tool Works, Inc.		4,500	359
Ingersoll-Rand Co., Ltd., Class A		6,550	467
ITT Industries, Inc.		1,150	112
Paccar, Inc.		2,725	185
Parker Hannifin Corp.		3,930	244
			2,537
Media (2.8%)
Agnico-Eagle Mines Ltd.		5,900	74
Barrick Gold Corp.		43,000	1,074
Clear Channel Communications, Inc.		26,770	828
Comcast Corp., Class A	(a)	14,600	448
Gannett Co., Inc.	(c)	2,000	142
Glamis Gold Ltd.	(a)	10,000	171
Goldcorp, Inc.		14,100	224
Interpublic Group of Cos., Inc.	(a)	2,850	35
Kinross Gold Corp.	(a)	22,400	137
Knight-Ridder, Inc.	(c)	50	3
Lamar Advertising Co., Class A	(a) (c)	7,500	321
McGraw-Hill Cos., Inc. (The)		2,900	128
Meridian Gold, Inc.	(a)	7,700	138
New York Times Co., Class A	(c)	1,250	39
Omnicom Group, Inc.		1,250	100
Placer Dome, Inc.		33,600	514
Time Warner, Inc.	(a)	79,443	1,328
Tribune Co.		2,200	78
Univision Communications, Inc., Class A	(a) (c)	2,100	58
Viacom, Inc., Class B		22,610	724
Walt Disney Co.		35,390	891
			7,455
Metals & Mining (0.8%)
Newmont Mining Corp.		57,063	2,227
Multi - Utilities & Unregulated Power (0.2%)
Questar Corp.	(c)	6,400	422
Multi-Utilities & Unregulated Power (0.0%)
Williams Cos., Inc.		6,000	114
Multiline Retail (0.6%)
Family Dollar Stores, Inc.		50	1
Federated Department Stores, Inc.		50	4
Kohl’s Corp.	(a)	7,410	414
Sears Holdings Corp.	(a)	6,600	989
Target Corp.		4,550	248
			1,656
Office Electronics (0.0%)
Xerox Corp.	(a)	5,554	77
Oil & Gas (4.8%)
Amerada Hess Corp.		670	71
Anadarko Petroleum Corp.		2,170	178
Apache Corp.		3,286	212
BP plc ADR		11,440	714
Burlington Resources, Inc.		3,700	204

Chevron Corp.		19,452	1,088
ConocoPhillips		24,286	1,396
Devon Energy Corp.		4,400	223
EOG Resources, Inc.		1,900	108
Exxon Mobil Corp.		67,591	3,885
Kerr-McGee Corp.	(c)	930	71
Kinder Morgan, Inc.		1,400	117
Lukoll		7,400	272
Marathon Oil Corp.		3,520	188
Monsanto Co.		14,500	912
OAO Gazprom		7,432	268
Occidental Petroleum Corp.		3,534	272
Royal Dutch Petroleum Co. (NY Shares)		11,160	724
Ultra Petroleum Corp.	(a) (c)	29,220	887
Unocal Corp.		2,830	184
Valero Energy Corp.		8,930	706
XTO Energy, Inc.		3,200	109
			12,789
Other (2.0%)
Alcon, Inc.		6,200	678
Cameco Corp.		8,000	358
Chicago Mercantile Exchange Holdings, Inc.		2,360	697
Genentech, Inc.	(a)	10,700	859
Getty Images, Inc.	(a) (c)	7,500	557
Google, Inc., Class A	(a)	5,175	1,522
Manulife Financial Corp.		700	34
Shanda Interactive Entertainment Ltd. ADR	(a) (c)	6,000	221
Siemens AG		7,050	512
			5,438
Personal Products (0.5%)
Avon Products, Inc.		6,790	257
Gillette Co. (The)		21,178	1,072
			1,329
Pharmaceuticals (4.4%)
Abbott Laboratories		14,576	714
Allergan, Inc.		1,160	99
Bristol-Myers Squibb Co.		60,771	1,518
Eli Lilly & Co.		19,740	1,100
Forest Laboratories, Inc.	(a)	2,910	113
GlaxoSmithKline plc ADR		6,700	325
Johnson & Johnson		32,785	2,131
King Pharmaceuticals, Inc.	(a)	930	10
Merck & Co., Inc.		17,300	533
Pfizer, Inc.		60,281	1,662
Roche Holding AG ADR		13,360	846
Sanofi-Aventis ADR	(c)	10,480	429
Schering-Plough Corp.		56,180	1,071
Wyeth		24,697	1,099
			11,650
Pharmaceuticals & Biotechnology (0.0%)
Accelr8 Technology Corp.	(a)	233	1
Real Estate (0.2%)
Equity Office Properties Trust REIT	(c)	10,510	348
Equity Residential REIT		8,200	302
			650
Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.		2,800	132
CSX Corp.		2,550	109
Norfolk Southern Corp.		8,860	274
Union Pacific Corp.		2,050	133
			648

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.	(a)	2,922	51
Altera Corp.	(a)	3,129	62
Analog Devices, Inc.		2,792	104
Applied Materials, Inc.		12,963	210
Broadcom Corp., Class A	(a)	2,520	89
Freescale Semiconductor, Inc., Class B	(a) (c)	2,269	48
Intel Corp.		64,300	1,676
KLA-Tencor Corp.		1,710	75
Linear Technology Corp.		1,958	72
LSI Logic Corp.	(a)	360	3
Marvell Technology Group Ltd.	(a)	12,220	465
Maxim Integrated Products, Inc.		2,514	96
Micron Technology, Inc.	(a)	36,446	372
National Semiconductor Corp.		3,006	66
Novellus Systems, Inc.	(a)	1,228	30
Nvidia Corp.	(a)	1,400	37
Teradyne, Inc.	(a)	855	10
Texas Instruments, Inc.		12,878	362
Xilinx, Inc.		2,360	60
			3,888
Software (1.7%)
Adobe Systems, Inc.		3,076	88
Autodesk, Inc.		424	15
BMC Software, Inc.	(a)	2,977	53
Citrix Systems, Inc.	(a)	641	14
Computer Associates International, Inc.		3,575	98
Electronic Arts, Inc.	(a)	18,292	1,036
Intuit, Inc.	(a) (c)	1,121	51
Mercury Interactive Corp.	(a)	820	31
Microsoft Corp.		67,025	1,665
NCR Corp.	(a)	708	25
Novell, Inc.	(a) (c)	2,300	14
Oracle Corp.	(a)	31,901	421
Red Hat, Inc.	(a) (c)	18,800	246
Siebel Systems, Inc.		2,339	21
Symantec Corp.	(a)	24,950	542
Veritas Software Corp.	(a)	2,607	64
			4,384
Specialty Retail (0.6%)
AutoZone, Inc.	(a)	50	5
Brascan Corp., Class A		13,100	500
Home Depot, Inc.		24,400	949
Lowe’s Cos., Inc.		50	3
RadioShack Corp.		50	1
Sherwin-Williams Co. (The)		50	2
Staples, Inc.		75	1
Tiffany & Co.		50	2
			1,463
Telecommunication Services (0.1%)
Mobile Telesystems OJSC		8,100	273
Telecommunications (0.1%)
Vimpel-Communications	(a)	8,000	272
Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	(a)	4,000	134
Jones Apparel Group, Inc.		1,400	44
Liz Claiborne, Inc.		1,600	64
Nike, Inc., Class B		2,600	225
VF Corp.		1,300	74
			541

Thrifts & Mortgage Finance (0.7%)
Countrywide Financial Corp.		1,730	67
Fannie Mae		3,500	204
Freddie Mac		19,440	1,268
Golden West Financial Corp.		1,540	99
MGIC Investment Corp.		1,525	100
Washington Mutual, Inc.		5,210	212
			1,950
Tobacco (0.9%)
Altria Group, Inc.		34,090	2,204
Reynolds American, Inc.		1,200	95
UST, Inc.		1,512	69
			2,368
Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.		550	30
Wireless Telecommunication Services (0.9%)
America Movil S.A. de C.V., Series L ADR		16,900	1,007
Crown Castle International Corp.	(a) (c)	21,186	431
Nextel Communications, Inc., Class A	(a)	26,750	864
			2,302
Total Common Stocks (Cost $119,503)		150,425	150,425
Mutual Funds ((6.7%))
iShares MSCI Hong Kong Index Fund		162,000	2,012
iShares MSCI Japan Index Fund	(c)	405,700	4,114
iShares MSCI Mexico Index Fund	(c)	52,500	1,422
iShares MSCI United Kingdom Index Fund		56,100	1,008
iShares S&P 500/BARRA Growth Index Fund		93,500	5,280
iShares S&P Europe 350 Index Fund		53,800	4,000
Total Mutual Funds (Cost $16,985)			17,836
Preferred Stock (0.1%)
Home Ownership Funding Corp.
13.331% (Cost $179)	(e) (g)	500	169

	Face
	Amount
	(000)
Short-Term Investments (19.3%)
Short-Term Debt Securities held as Collateral on Loaned Securities (9.1%)
Abbey National Treasury Services, 3.13%, 1/13/06	$ (h)	482	482
Ajax Bambino Funding Ltd., 3.25%, 8/10/05		302	302
Banco Bilbao Viz Argentaria, London, 3.11%, 7/15/05		665	665
Bank of New York,
3.16%, 4/4/06	(h)	325	325
3.33%, 10/28/05	(h)	1,067	1,067
Barclays New York, 3.11%, 7/11/05		716	716
Bear Stearns,
3.52%, 12/5/05	(h)	286	286
3.23%, 6/15/06	(h)	651	651
Calyon, N.Y., 3.31%, 2/27/06	(h)	260	260
CC USA, Inc.,
3.33%, 4/18/06	(h)	325	325
3.49%, 10/28/05	(h)	312	312
CIC, N.Y., 3.19%, 2/13/06	(h)	976	976
CIT Group Holdings, 3.18%, 7/29/05	(h)	409	409
Citigroup Global Markets Inc., 3.48%, 7/1/05		1,947	1,947
Citigroup, Inc., 3.32%, 9/1/05	(h)	312	312
DEKA DG, 3.19%, 5/19/06	(h)	651	651
ENI Coordination Center, 3.32%, 8/29/05	(h)	325	325
Galaxy Funding, Inc., 3.14%, 7/27/05		129	129
Gemini Securitization Corp., 3.06%, 7/6/05		194	194

Goldman Sachs Group LP, 3.2%, 2/15/06	(h)	325	325
International Lease Finance Corp., 3.44%, 9/22/05	(h)	501	501
K2 (USA) LLC.,
3.08%, 10/24/05	(h)	924	924
3.19%, 2/15/06	(h)	299	299
3.33%, 4/25/06	(h)	325	325
KBC, London 3.31%, 8/9/05		455	455
Lake Constance Funding LLC., 3.05%, 7/7/05		194	194
Landesbk Baden-Wuerttemberg London,
3.04%, 7/7/05		325	325
3.05%, 7/8/05		1,301	1,301
Links Finance LLC.,
3.08%,10/27/05	(h)	650	650
3.29%, 9/26/05	(h)	325	325
3.33%, 4/18/06	(h)	325	325
3.27%, 2/27/06	(h)	390	390
Marshall & Ilsley Bank, 3.44%, 12/29/05	(h)	911	911
Monte Dei Paschi 3.05%, 7/8/05		1,301	1,301
Nationwide Building Society,
3.18%, 1/13/06	(h)	521	521
3.51%, 6/30/06	(h)	755	755
Pfizer, Inc., 3.12%, 7/31/06	(h)	651	651
Procter & Gamble Co., 3.34%, 7/31/06	(h)	267	267
Sigma Finance Inc.,
3.2%, 9/15/05	(h)	651	651
3.34%, 3/22/06	(h)	650	650
SLM Corp., 3.26%, 7/31/06	(h)	651	651
Tango Finance Corp., 3.33%, 3/22/06	(h)	546	546
Unicredito Delware Inc., 3.14%, 7/20/05		194	194
Westdeutsche Landesbank N.Y., 3.17%, 8/9/05	(h)	324	324
Windmill Funding, 3.06%, 7/6/05		129	129
			24,224

	Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral
Investment Fund		228	228

	Face
	Amount
	(000)
Repurchase Agreement (10.1%)
J.P. Morgan Securities, Inc., 3.40%,
dated 6/30/05, due 7/1/05,
repurchase price $26,963	$ (f)	26,960	26,960
U.S. Treasury Securities (0.0%)
U.S. Treasury Bills 3.0%, 7/14/05	(j)	100	100
Total Short-Term Investments (Cost$51,512)		51,512	51,512
Total Investments +(118.4%) (Cost $281,575) —
Including $34,518 of Securities Loaned			315,343
Liabilities in Excess of Other Assets (-18.4%)			(49,112)
Net Assets (100%)			$266,231

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June 30, 2005.
(d)	Security was valued at fair value — At June 30, 2005, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2005.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv FI	nverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2005.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To be announced
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
@	Face Amount/Value is less than $500.
+

At June 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $281,575,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $33,768,000 of which $37,803,000 related to appreciated securities and $4,035,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to			Settlement			Value	(Depreciation)
Deliver (000)		Value (000)	Date	In Exchange For (000)		(000)	(000)
CAD	579	473	9/15/2005	USD	463	463	(10)
CNY	29,000	3,589	12/8/2005	USD	3,699	3,699	110
GBP	330	590	9/15/2005	USD	595	595	5
JPY	263,618	2,394	9/15/2005	USD	2,434	2,434	40
SGD	3,181	1,892	9/15/2005	USD	1,907	1,907	15
USD	13,937	$13,937	12/8/2005	CNY	109,282	$13,524	$(413)
USD	2,600	2,600	12/6/2005	INR	115,440	2,638	38
		$25,475				$25,260	$(215)

CAD - Canadian Dollar

CNY - China Renminbi

NR I - Indian Rupee

USD - U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of		Expiration	(Depreciation)
	Contracts	Value (000)	Date	(000)
Long:
Australian Dollar
10yr Bond	22	$12,235	Sep-05	$16
British Pound
Long Gilt	7	1,432	Sep-05	21
CME S&P 500 EMINI	75	4,483	Sep-05	(40)
S&P 500 Index	3	897	Sep-05	@—
FTSE/JSE TOP 40	64	1,248	Sep-05	(7)
U.S. Treasury
5yr. Note	41	4,465	Sep-05	8
U.S. Treasury
10yr. Note	60	6,808	Sep-05	16
U.S. Treasury
Long Bond	102	12,113	Sep-05	241
Short:
IMM MINI RUSL	97	6,238	Sep-05	(122)
SGX SIMSCI	20	625	Jul-05	(3)
Russell 2000 Index	9	2,894	Sep-05	(13)
U.S. Treasury
2yr. Note	116	24,092	Sep-05	19
U.S. Treasury
5yr. Note	75	8,167	Sep-05	2
U.S. Treasury
10yr. Note	9	1,021	Sep-05	(4)
				$134

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and executive director officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund Trust
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 23, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	August 23, 2005